UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22227

                                    IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                    Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Note — 1.0%
Volatility Fund — 1.0%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $16,363,996)	364,488	$10,920,061
Exchange Traded Vehicles — 0.6%
Euro Fund — 0.4%
CurrencyShares Euro Trust*(a)	40,468	4,839,163

Gold Fund — 0.0%(b)
PowerShares DB Gold Fund*(a)	5,415	231,004

Japanese Yen Fund — 0.1%
CurrencyShares Japanese Yen Trust*(a)	11,189	983,289

Silver Fund — 0.1%
iShares Silver Trust*(a)	53,665	877,423

Total Exchange Traded Vehicles
(Cost $6,637,345)		6,930,879
Investment Companies — 98.3%
Asia ex Japan Equity Funds — 0.7%
iShares MSCI All Country Asia ex Japan ETF(a)	36,824	3,011,467
iShares MSCI Pacific ex Japan ETF	39,414	1,952,569
Vanguard FTSE Pacific ETF(a)	41,995	3,206,738

Total Asia ex Japan Equity Funds		8,170,774

BRIC Equity Funds — 3.8%
iShares China Large-Cap ETF(a)	414,670	21,840,669
iShares MSCI China ETF(a)	209,150	15,646,512
SPDR S&P China ETF	48,906	5,903,443

Total BRIC Equity Funds		43,390,624

Emerging Markets Small Cap Equity Fund — 2.3%
SPDR S&P Emerging Markets SmallCap ETF†(a)	488,538	26,737,685

Europe Equity Funds — 0.7%
iShares Europe ETF	2,539	126,595
iShares MSCI Eurozone ETF	13,544	628,712
Vanguard FTSE Europe ETF	11,931	745,449
Xtrackers MSCI Europe Hedged Equity ETF(a)	221,477	6,387,397

Total Europe Equity Funds		7,888,153

Floating Rate Funds — 5.0%
iShares Floating Rate Bond ETF(a)	212,407	10,837,005
PowerShares Senior Loan Portfolio	1,525,225	35,430,977
SPDR Blackstone / GSO Senior Loan ETF	222,823	10,617,516

Total Floating Rate Funds		56,885,498

High Yield Municipal Bond Fund — 0.1%
VanEck Vectors High-Yield Municipal Index ETF(a)	27,253	849,203

International Bond Funds — 3.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	154,483	17,821,159

	Shares	Value
Investment Companies (continued)
International Bond Funds (continued)
PowerShares Emerging Markets Sovereign Debt Portfolio	252,802	$7,384,346
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	830,757	16,357,605
WisdomTree Emerging Markets Local Debt Fund(a)	18,111	720,456

Total International Bond Funds		42,283,566

International Equity Core Fund — 4.5%
Xtrackers MSCI EAFE Hedged Equity ETF	1,594,870	51,450,506

International Small Cap Equity Funds — 6.7%
iShares MSCI EAFE Small-Cap ETF(a)	736,522	49,973,018
SPDR S&P International Small Cap ETF	112,201	4,178,365
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	180,434	22,465,837

Total International Small Cap Equity Funds		76,617,220

Investment Grade Corporate Bond Funds — 13.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(c)	1,201,802	144,300,366
iShares U.S. Credit Bond ETF	50,965	5,656,605

Total Investment Grade Corporate Bond Funds		149,956,971

Japan Equity Funds — 1.0%
iShares MSCI Japan ETF(a)	108,522	6,830,375
Xtrackers MSCI Japan Hedged Equity ETF(a)	110,177	4,953,558
Total Japan Equity Funds		11,783,933

Mortgage Backed Securities Funds — 0.9%
iShares MBS ETF	71,969	7,582,654
Vanguard Mortgage-Backed Securities ETF	59,540	3,087,149

Total Mortgage Backed Securities Funds		10,669,803

Treasury Inflation-Protected Securities Funds — 0.5%
iShares 0-5 Year TIPS Bond ETF(a)	12,614	1,256,607
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	17,317	896,847
Vanguard Short-Term Inflation-Protected Securities ETF	84,709	4,121,093

Total Treasury Inflation-Protected Securities Funds		6,274,547

U.S. Large Cap Core Funds — 3.8%
Financial Select Sector SPDR Fund	986,793	29,347,224
Materials Select Sector SPDR Fund	16,791	1,056,993
PowerShares KBW Bank Portfolio(a)	7,006	416,577
SPDR S&P Bank ETF(a)	30,323	1,521,911
Technology Select Sector SPDR Fund	166,457	11,393,982

Total U.S. Large Cap Core Funds		43,736,687

U.S. Large Cap Growth Funds — 9.4%
Guggenheim S&P 500 Pure Growth ETF	22,946	2,604,830

See Notes to Schedules of Investments.

1

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Growth Funds (continued)
iShares Russell 1000 Growth ETF(a)	321,044	$46,243,178
iShares S&P 500 Growth ETF(a)	137,988	22,584,496
Vanguard Growth ETF(a)	239,406	35,970,751

Total U.S. Large Cap Growth Funds		107,403,255

U.S. Medium Term Treasury Bond Fund — 0.5%
iShares 3-7 Year Treasury Bond ETF(a)	44,483	5,367,764

U.S. Multi Cap Funds — 3.7%
Schwab U.S. Broad Market ETF	68,406	4,643,399
Vanguard Total Stock Market ETF(a)	259,238	37,441,745

Total U.S. Multi Cap Funds		42,085,144

U.S. Preferred Fund — 4.6%
iShares U.S. Preferred Stock ETF(a)	1,397,475	52,573,009

U.S. Short Term Treasury Bond Funds — 30.4%
iShares Short Treasury Bond ETF(a)	753,175	83,135,457
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	221,229	20,246,878
Vanguard Short-Term Bond ETF(c)	3,110,495	244,858,166

Total U.S. Short Term Treasury Bond Funds		348,240,501

U.S. Small Cap Growth Funds — 2.9%
iShares Russell 2000 Growth ETF(a)	73,231	14,188,506
iShares S&P Small-Cap 600 Growth ETF(a)	43,534	7,671,562
Vanguard Small-Cap Growth ETF(a)	64,867	10,838,627

Total U.S. Small Cap Growth Funds		32,698,695

Total Investment Companies
(Cost $1,066,189,964)		1,125,063,538
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(d)
(Cost $2,040,531)	2,040,531	2,040,531

Investment of Cash Collateral For Securities Loaned — 11.3%
Money Market Fund — 11.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $129,426,367)	129,426,367	129,426,367

Total Investments — 111.4%
(Cost $1,220,658,203)		1,274,381,376
Other Assets and Liabilities, Net — (11.4)%		(130,740,431)
Net Assets — 100.0%		$1,143,640,945

*	Non-income producing securities.
†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $268,805,484; total market value of collateral held by the Fund was $274,226,520. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $144,800,153.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $4,587,698.
(d)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.00)	5/21/2018	Monthly	$ (359,888)	$ –
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(359,888)	–
CurrencyShares British Pound Sterling Trust	Morgan Stanley	(3.00)	5/21/2018	Monthly	(18,764)	–
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(18,764)	–
CurrencyShares Euro Trust	Morgan Stanley	2.42	5/21/2018	Monthly	245,139	–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	245,139	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	5/21/2018	Monthly	49,828	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	49,828	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.00	5/21/2018	Monthly	(2,842,429)	–
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(2,842,429)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	2,973,405	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	131,910	–
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	131,910	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.07	5/21/2018	Monthly	(1,647,558)	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.94	5/21/2018	Monthly	(225,680)	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	1.56 - 2.06	7/31/2018 - 3/29/2019	Monthly	(225,680)	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.42	5/21/2018	Monthly	553,211	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	553,211	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	63,657	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	63,657	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	271,870	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	271,869	–
iShares China Large-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,212,877	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(1,162,055)	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,162,055)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(2,202,255)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(2,202,255)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(3,400,921)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(3,400,921)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(3,616,226)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(3,616,226)	–
iShares Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	6,382	–
iShares Europe ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	6,382	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	548,975	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	548,975	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(1,841,506)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	$(1,841,506)	$ –
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	7,310,102	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	7,310,102	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	902,807	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	902,807	–
iShares MBS ETF	Morgan Stanley	2.42	5/21/2018	Monthly	384,143	–
iShares MBS ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	384,143	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	152,520	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	152,520	–
iShares MSCI China ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,585,299	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,531,551	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,531,551	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.42	5/21/2018	Monthly	31,844	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	31,844	–
iShares MSCI Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	345,981	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	345,981	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	98,882	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	98,882	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,342,667	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,342,667	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(2,396,789)	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(2,396,789)	–
iShares Russell 2000 ETF	Morgan Stanley	0.95	5/21/2018	Monthly	(1,799,078)	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,799,078)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	718,813	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	718,813	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(1,682,647)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,682,647)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,144,053	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,144,053	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(889,874)	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(889,874)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	388,565	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	388,565	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(936,928)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(936,928)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	4,211,549	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	4,211,549	–
iShares Silver Trust	Morgan Stanley	2.42	5/21/2018	Monthly	44,439	–
iShares Silver Trust	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	44,439	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	$ 286,576	$ –
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	286,576	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,663,308	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,663,308	–
iShares U.S. Real Estate ETF	Morgan Stanley	0.63	5/21/2018	Monthly	(212,740)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(212,740)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	53,570	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	53,570	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	5/21/2018	Monthly	45,420	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	45,420	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.94	5/21/2018	Monthly	(540,736)	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	1.56 - 2.06	7/31/2018 - 3/29/2019	Monthly	(540,736)	–
PowerShares DB Gold Fund	Morgan Stanley	2.42	5/21/2018	Monthly	11,689	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	11,689	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.25)	5/21/2018	Monthly	(4,443,284)	–
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(4,443,284)	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	374,092	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	374,092	–
PowerShares KBW Bank Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	21,108	–
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	21,108	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.94	5/21/2018	Monthly	(1,759,833)	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,759,833)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	1,794,889	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,794,889	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	235,204	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	235,204	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(4.35)	5/21/2018	Monthly	(276,877)	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(276,877)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	537,873	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	537,873	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,025,665	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,025,665	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(4,315,674)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(4,315,674)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(1,317,053)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,317,053)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.60)	5/21/2018	Monthly	$ (3,009,561)	$ –
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	1.56 - 2.06	7/31/2018 - 3/29/2019	Monthly	(3,009,561)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(150,858)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(150,858)	–
SPDR S&P Bank ETF	Morgan Stanley	2.42	5/21/2018	Monthly	77,092	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	77,092	–
SPDR S&P China ETF	Morgan Stanley	2.42	5/21/2018	Monthly	597,997	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,354,513	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,354,513	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	211,672	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	211,672	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	1,154,409	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.42	5/21/2018	Monthly	43,032	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	43,032	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	828,654	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	828,654	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,138,146	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,138,146	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(1,877,767)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,877,767)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(3,447,283)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(3,447,283)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	37,738	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	37,738	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.42	5/21/2018	Monthly	162,418	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	162,418	–
Vanguard Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,822,232	–
Vanguard Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,822,232	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	156,380	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	156,380	–
Vanguard Real Estate ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(1,858,494)	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(1,858,494)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	12,404,225	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	12,404,225	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(4,946,883)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(4,946,883)	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	208,757	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	208,757	–
Vanguard Small-Cap ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(896,868)	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(896,868)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	$ 549,058	$ –
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	549,058	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(2,228,508)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(2,228,508)	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,896,799	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	1,896,799	–
Vanguard Value ETF	Morgan Stanley	0.94	5/21/2018	Monthly	(2,146,665)	–
Vanguard Value ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	(2,146,665)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.42	5/21/2018	Monthly	36,518	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	36,518	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,606,447	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	2,606,447	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	323,556	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	323,556	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	250,922	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.06	3/29/2019	Monthly	250,922	–
						$ –

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,771,200 and with Bank of America Merrill Lynch amounted to $2,816,498 at January 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.
(e) Reflects the value at reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Note	$10,920,061	$–	$–	$10,920,061
Exchange Traded Vehicles	6,930,879	–	–	6,930,879
Investment Companies	1,125,063,538	–	–	1,125,063,538
Short-Term Investment:
Money Market Fund	2,040,531	–	–	2,040,531
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	129,426,367	–	–	129,426,367
Total Investments in Securities	1,274,381,376	–	–	1,274,381,376
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$1,274,381,376	$–	$–	$1,274,381,376
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2018 (unaudited)

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2018 is as follows:
Affiliated Holdings
	Shares at 4/30/2017	Value ($) at 4/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net change in unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 1/31/2018	Value ($) at 1/31/2018
SPDR S&P Emerging Markets SmallCap ETF	579,096	26,736,862	5,224,394	(9,688,459)	574,990	3,889,898	608,524	–	488,538	26,737,685
	579,096	26,736,862	5,224,394	(9,688,459)	574,990	3,889,898	608,524	–	488,538	26,737,685

For more information on the determination, please refer to Note 2.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 4.8%
Euro Fund — 0.4%
CurrencyShares Euro Trust*(a)	208	$24,873
Gold Fund — 0.2%
PowerShares DB Gold Fund*(a)	331	14,120
Japanese Yen Fund — 1.0%
CurrencyShares Japanese Yen Trust*	744	65,383
Silver Fund — 0.8%
iShares Silver Trust*(a)	3,283	53,677
U.S. Dollar Fund — 2.4%
PowerShares DB U.S. Dollar Index Bullish Fund*(a)	7,000	162,750
Total Exchange Traded Vehicles
(Cost $330,635)		320,803
Investment Companies — 95.4%
BRIC Equity Funds — 8.7%
iShares China Large-Cap ETF(a)	5,613	295,637
iShares MSCI China ETF	2,831	211,787
SPDR S&P China ETF(a)	662	79,910

Total BRIC Equity Funds		587,334

Emerging Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF(a)	3,235	177,051

Europe Equity Funds — 6.3%
Xtrackers MSCI Europe Hedged Equity ETF	14,731	424,842

International Bond Funds — 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	1,023	118,013
PowerShares Emerging Markets Sovereign Debt Portfolio	1,674	48,898
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,488	167,129
WisdomTree Emerging Markets Local Debt Fund(a)	185	7,359

Total International Bond Funds		341,399

International Small Cap Equity Funds — 3.7%
iShares MSCI EAFE Small-Cap ETF	2,411	163,586
SPDR S&P International Small Cap ETF	367	13,667
Vanguard FTSE All World ex-U.S. Small-Cap ETF	591	73,586

Total International Small Cap Equity Funds		250,839

Investment Grade Corporate Bond Funds — 5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,807	337,036
iShares U.S. Credit Bond ETF	119	13,208

Total Investment Grade Corporate Bond Funds		350,244

Japan Equity Fund — 4.9%
Xtrackers MSCI Japan Hedged Equity ETF(a)	7,328	329,467

Treasury Inflation-Protected Securities Funds — 6.2%
iShares 0-5 Year TIPS Bond ETF(a)	839	83,581
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(a)	1,151	59,611

	Shares	Value
Investment Companies (continued)
Treasury Inflation-Protected Securities Funds (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	5,634	$274,094

Total Treasury Inflation-Protected Securities Funds		417,286

U.S. Large Cap Core Funds — 1.7%
Energy Select Sector SPDR Fund	632	47,305
Materials Select Sector SPDR Fund	1,117	70,315

Total U.S. Large Cap Core Funds		117,620

U.S. Large Cap Value Funds — 1.4%
Guggenheim S&P 500 Pure Value ETF	13	901
iShares Russell 1000 Value ETF	315	40,647
iShares S&P 500 Value ETF	127	15,093
Vanguard Value ETF	327	36,405

Total U.S. Large Cap Value Funds		93,046

U.S. Medium Term Treasury Bond Fund — 6.1%
iShares 3-7 Year Treasury Bond ETF	3,427	413,536

U.S. Multi Cap Funds — 8.4%
Schwab U.S. Broad Market ETF	926	62,857
Vanguard Total Stock Market ETF	3,509	506,805

Total U.S. Multi Cap Funds		569,662

U.S. Short Term Treasury Bond Funds — 35.1%
iShares Short Treasury Bond ETF(a)	5,127	565,918
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,506	137,829
Vanguard Short-Term Bond ETF	21,173	1,666,739

Total U.S. Short Term Treasury Bond Funds		2,370,486

Total Investment Companies
(Cost $6,112,640)		6,442,812
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $14,790)	14,790	14,790

Investment of Cash Collateral For Securities Loaned — 23.4%
Money Market Fund — 23.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $1,583,128)	1,583,128	1,583,128

Total Investments — 123.8%
(Cost $8,041,193)		8,361,533
Other Assets and Liabilities, Net — (23.8)%		(1,610,106)
Net Assets — 100.0%		$6,751,427

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2018 (unaudited)

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,612,541; total market value of collateral held by the Fund was $1,642,382. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $59,254.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $22,693.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparties	(Received) Paid %	Date	(Paid)	(Short)	(Depreciation)(d)
CurrencyShares Euro Trust	Morgan Stanley	2.42	5/21/2018	Monthly	$ 2,511	$–
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	5/21/2018	Monthly	6,591	–
Energy Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	4,790	–
Guggenheim S&P 500 Pure Value ETF	Morgan Stanley	2.42	5/21/2018	Monthly	69	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.94	4/09/2018	Monthly	(8,807)	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	8,368	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	41,631	–
iShares China Large-Cap ETF	Morgan Stanley	2.24	5/21/2018	Monthly	29,759	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(45,711)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(114,886)	–
iShares Europe ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(6,033)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	33,860	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	11,882	–
iShares MSCI China ETF	Morgan Stanley	2.31	5/21/2018	Monthly	21,321	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	16,488	–
iShares MSCI Eurozone ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(29,987)	–
iShares MSCI Japan ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(70,745)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	0.50	4/09/2018	Monthly	(31,833)	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	5/21/2018	Monthly	4,129	–
iShares Russell 2000 ETF	Morgan Stanley	0.95	4/09/2018	Monthly	(67,235)	–
iShares S&P 500 Growth ETF	Morgan Stanley	–	4/09/2018	Monthly	(15,549)	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,545	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.37	5/21/2018	Monthly	56,956	–
iShares Silver Trust	Morgan Stanley	2.42	5/21/2018	Monthly	5,396	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	1,332	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.42	5/21/2018	Monthly	7,050	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	5/21/2018	Monthly	6,008	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.94	4/09/2018	Monthly	(21,101)	–
PowerShares DB Gold Fund	Morgan Stanley	2.42	5/21/2018	Monthly	1,408	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.42	5/21/2018	Monthly	16,368	–
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	4,907	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	6,313	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	(4.35)	4/09/2018	Monthly	(10,382)	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	5/21/2018	Monthly	13,911	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.60)	4/09/2018	Monthly	(112,468)	–
SPDR S&P China ETF	Morgan Stanley	2.29	5/21/2018	Monthly	8,088	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparties	(Received) Paid %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.20	5/21/2018	Monthly	$ 17,842	$–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.41	5/21/2018	Monthly	1,378	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.24	5/21/2018	Monthly	16,815	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	5/21/2018	Monthly	7,346	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(71,570)	–
Vanguard FTSE Europe ETF	Morgan Stanley	0.75	4/09/2018	Monthly	(35,551)	–
Vanguard Growth ETF	Morgan Stanley	–	4/09/2018	Monthly	(24,791)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.36	5/21/2018	Monthly	167,752	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	27,585	–
Vanguard Small-Cap ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(33,543)	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	5/21/2018	Monthly	50,984	–
Vanguard Value ETF	Morgan Stanley	2.42	5/21/2018	Monthly	3,674	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.10	5/21/2018	Monthly	756	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	42,770	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	5/21/2018	Monthly	33,136	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $22,693 at January 31, 2018. The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark, and the agreed-upon financing rate.
_______________
(d) Reflects the value at reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Vehicles	$320,803	$–	$–	$320,803
Investment Companies	6,442,812	–	–	6,442,812
Short-Term Investment:
Money Market Fund	14,790	–	–	14,790
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,583,128	–	–	1,583,128
Total Investments in Securities	8,361,533	–	–	8,361,533
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$8,361,533	$–	$–	$8,361,533
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2018 (unaudited)

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 2.6%
Euro Fund — 2.6%
CurrencyShares Euro Trust*(a)
(Cost $279,229)	2,529	$302,418
Investment Companies — 97.4%
Asia ex Japan Equity Funds — 1.3%
iShares MSCI All Country Asia ex Japan ETF(a)	674	55,120
iShares MSCI Pacific ex Japan ETF(a)	721	35,718
Vanguard FTSE Pacific ETF(a)	769	58,721

Total Asia ex Japan Equity Funds		149,559

Convertible Bonds Fund — 1.0%
SPDR Bloomberg Barclays Convertible Securities ETF	2,232	118,631

Europe Equity Funds — 0.5%
iShares Europe ETF	98	4,887
iShares MSCI Eurozone ETF	524	24,324
Vanguard FTSE Europe ETF	461	28,803

Total Europe Equity Funds		58,014

Floating Rate Funds — 21.6%
iShares Floating Rate Bond ETF(a)	18,570	947,441
PowerShares Senior Loan Portfolio	52,090	1,210,051
SPDR Blackstone / GSO Senior Loan ETF	7,610	362,617

Total Floating Rate Funds		2,520,109

High Yield Municipal Bond Fund — 0.7%
VanEck Vectors High-Yield Municipal Index ETF(a)	2,383	74,254

Investment Grade Corporate Bond Funds — 14.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	13,163	1,580,481
iShares U.S. Credit Bond ETF	558	61,933

Total Investment Grade Corporate Bond Funds		1,642,414

Japan Equity Fund — 1.3%
iShares MSCI Japan ETF	2,466	155,210

Mortgage Backed Securities Funds — 8.0%
iShares MBS ETF(a)	6,293	663,030
Vanguard Mortgage-Backed Securities ETF	5,206	269,931

Total Mortgage Backed Securities Funds		932,961

U.S. Large Cap Core Funds — 1.5%
PowerShares KBW Bank Portfolio(a)	613	36,449
SPDR S&P Bank ETF(a)	2,651	133,054

Total U.S. Large Cap Core Funds		169,503

U.S. Large Cap Growth Funds — 9.6%
Guggenheim S&P 500 Pure Growth ETF	240	27,245
iShares Russell 1000 Growth ETF	3,353	482,966
iShares S&P 500 Growth ETF(a)	1,441	235,848
Vanguard Growth ETF(a)	2,500	375,625

Total U.S. Large Cap Growth Funds		1,121,684

U.S. Preferred Fund — 2.5%
iShares U.S. Preferred Stock ETF(a)	7,831	294,602

	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds — 32.4%
iShares Short Treasury Bond ETF(a)(b)	8,172	$902,025
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	2,400	219,648
Vanguard Short-Term Bond ETF	33,747	2,656,564

Total U.S. Short Term Treasury Bond Funds		3,778,237

U.S. Small Cap Growth Funds — 2.9%
iShares Russell 2000 Growth ETF	763	147,831
iShares S&P Small-Cap 600 Growth ETF	454	80,004
Vanguard Small-Cap Growth ETF(a)	676	112,953

Total U.S. Small Cap Growth Funds		340,788

Total Investment Companies
(Cost $11,071,223)		11,355,966
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $28,633)	28,633	28,633

Investment of Cash Collateral For Securities Loaned — 19.4%
Money Market Fund — 19.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $2,257,971)	2,257,971	2,257,971

Total Investments — 119.6%
(Cost $13,637,056)		13,944,988
Other Assets and Liabilities, Net — (19.6)%		(2,284,101)
Net Assets — 100.0%		$11,660,887

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,761,909; total market value of collateral held by the Fund was $3,837,826. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,579,855.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $25,709.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2018 (unaudited)

Total return swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.00)	4/09/2018	Monthly	$ (102,871)	$–
CurrencyShares British Pound Sterling Trust	Morgan Stanley	(3.00)	4/09/2018	Monthly	(5,381)	–
CurrencyShares Euro Trust	Morgan Stanley	2.26	5/21/2018	Monthly	30,373	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,724	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	(0.25)	4/09/2018	Monthly	(54,302)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(78,828)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.50	4/09/2018	Monthly	(129,395)	–
iShares Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	499	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.42	5/21/2018	Monthly	95,050	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.50)	4/09/2018	Monthly	(80,316)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.41	5/21/2018	Monthly	158,492	–
iShares MBS ETF	Morgan Stanley	2.42	5/21/2018	Monthly	66,482	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	5,561	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,460	–
iShares MSCI Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	15,546	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.42	5/21/2018	Monthly	3,567	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	48,397	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(85,812)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	14,919	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.25	4/09/2018	Monthly	(39,587)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	23,732	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.50)	4/09/2018	Monthly	(31,849)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	8,106	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(22,097)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.39	5/21/2018	Monthly	90,512	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.41	5/21/2018	Monthly	6,215	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	5/21/2018	Monthly	29,569	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.25)	4/09/2018	Monthly	(180,560)	–
PowerShares KBW Bank Portfolio	Morgan Stanley	2.42	5/21/2018	Monthly	3,687	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.94	4/09/2018	Monthly	(62,991)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.35	5/21/2018	Monthly	121,377	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.39	5/21/2018	Monthly	36,357	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.37	5/21/2018	Monthly	22,056	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	11,906	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(57,436)	–
SPDR S&P Bank ETF	Morgan Stanley	2.42	5/21/2018	Monthly	13,351	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.42	5/21/2018	Monthly	7,447	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2018 (unaudited)

Total return swap contracts outstanding at January 31, 2018 (continued):
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.94	4/09/2018	Monthly	$ (123,354)	$–
Vanguard FTSE Europe ETF	Morgan Stanley	2.42	5/21/2018	Monthly	2,874	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.42	5/21/2018	Monthly	5,880	–
Vanguard Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	37,713	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.42	5/21/2018	Monthly	27,066	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.38	5/21/2018	Monthly	266,467	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	5/21/2018	Monthly	11,362	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(52,377)	–
Vanguard Value ETF	Morgan Stanley	0.94	4/09/2018	Monthly	(76,818)	–
						$–
_______________

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $25,709 at January 31, 2018. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(d) Reflects the value at reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Vehicles	$302,418	$–	$–	$302,418
Investment Companies	11,355,966	–	–	11,355,966
Short-Term Investment:
Money Market Fund	28,633	–	–	28,633
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,257,971	–	–	2,257,971
Total Investments in Securities	13,944,988	–	–	13,944,988
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$13,944,988	$–	$–	$13,944,988
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Note — 1.3%
Volatility Fund — 1.3%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $153,743)	3,936	$117,922
Investment Companies — 98.7%
Floating Rate Funds — 7.6%
PowerShares Senior Loan Portfolio	22,519	523,116
SPDR Blackstone / GSO Senior Loan ETF	3,289	156,721

Total Floating Rate Funds		679,837

International Equity Core Fund — 14.9%
Xtrackers MSCI EAFE Hedged Equity ETF	41,414	1,336,016

International Small Cap Equity Funds — 14.9%
iShares MSCI EAFE Small-Cap ETF	12,887	874,383
SPDR S&P International Small Cap ETF	1,961	73,028
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,158	393,202

Total International Small Cap Equity Funds		1,340,613

Investment Grade Corporate Bond Funds — 15.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	11,433	1,372,761
iShares U.S. Credit Bond ETF	486	53,941

Total Investment Grade Corporate Bond Funds		1,426,702

U.S. Large Cap Core Funds — 11.8%
Financial Select Sector SPDR Fund	25,623	762,028
Technology Select Sector SPDR Fund(b)	4,321	295,773

Total U.S. Large Cap Core Funds		1,057,801

U.S. Large Cap Growth Funds — 13.8%
Guggenheim S&P 500 Pure Growth ETF	265	30,083
iShares Russell 1000 Growth ETF	3,711	534,532
iShares S&P 500 Growth ETF(a)	1,593	260,726
Vanguard Growth ETF(a)	2,767	415,742

Total U.S. Large Cap Growth Funds		1,241,083

U.S. Preferred Fund — 13.2%
iShares U.S. Preferred Stock ETF(a)	31,416	1,181,870

U.S. Short Term Treasury Bond Funds — 1.3%
iShares Short Treasury Bond ETF(a)	246	27,154
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	72	6,589
Vanguard Short-Term Bond ETF	1,009	79,428

Total U.S. Short Term Treasury Bond Funds		113,171

U.S. Small Cap Growth Funds — 5.3%
iShares Russell 2000 Growth ETF	1,072	207,700
iShares S&P Small-Cap 600 Growth ETF(a)	639	112,604
Vanguard Small-Cap Growth ETF(a)	951	158,903

Total U.S. Small Cap Growth Funds		479,207

Total Investment Companies
(Cost $8,453,541)		8,856,300
	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $6,214)	6,214	$6,214

Investment of Cash Collateral For Securities Loaned — 15.5%
Money Market Fund — 15.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $1,387,291)	1,387,291	1,387,291

Total Investments — 115.6%
(Cost $10,000,789)		10,367,727
Other Assets and Liabilities, Net — (15.6)%		(1,389,217)
Net Assets — 100.0%		$8,978,510

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,705,425; total market value of collateral held by the Fund was $2,759,543. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,372,252.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $13,553.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	1.00	3/28/2019	Monthly	$ (140,793)	$–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	3/28/2019	Monthly	77,502	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	3,065	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.07	3/28/2019	Monthly	(64,401)	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.42	3/28/2019	Monthly	11,984	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(54,512)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(57,385)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	139,641	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	3/28/2019	Monthly	88,951	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	54,303	–
iShares Russell 1000 Value ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(62,455)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	21,119	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.25	3/28/2019	Monthly	(47,861)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	26,515	–
iShares S&P 500 Value ETF	Morgan Stanley	(0.50)	3/28/2019	Monthly	(23,174)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	11,454	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(26,609)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	2,760	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	5,439	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	3/28/2019	Monthly	120,196	–
iShares U.S. Real Estate ETF	Morgan Stanley	0.63	3/28/2019	Monthly	(12,491)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.42	3/28/2019	Monthly	53,197	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	3/28/2019	Monthly	15,963	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	3/28/2019	Monthly	641	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.50)	3/28/2019	Monthly	(8,805)	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	3/28/2019	Monthly	7,448	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	3/28/2019	Monthly	30,118	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	3/28/2019	Monthly	39,968	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(88,059)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(89,812)	–
Vanguard Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	42,220	–
Vanguard Real Estate ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(108,926)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	8,108	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	16,208	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(63,474)	–
Vanguard Value ETF	Morgan Stanley	0.94	3/28/2019	Monthly	(55,888)	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018 (continued):
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.42	3/28/2019	Monthly	$ 135,879	$–
$–
_______________

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $13,553 at January 31, 2018. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(d) Reflects the value at reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedule of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Notes	$117,922	$–	$–	$117,922
Investment Companies	8,856,300	–	–	8,856,300
Short-Term Investment:
Money Market Fund	6,214	–	–	6,214
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,387,291	–	–	1,387,291
Total Investments in Securities	$10,367,727	$–	$–	$10,367,727
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$10,367,727	$–	$–	$10,367,727
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Convertible Bonds Fund — 25.9%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	15,501	$ 823,878

Floating Rate Funds — 23.6%
PowerShares Senior Loan Portfolio	24,826	576,708
SPDR Blackstone / GSO Senior Loan ETF	3,627	172,827

Total Floating Rate Funds		749,535

High Yield Corporate Bond Funds — 15.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	3,189	278,400
SPDR Bloomberg Barclays High Yield Bond ETF(b)	5,425	199,097

Total High Yield Corporate Bond Funds		477,497

Investment Grade Corporate Bond Fund — 27.8%
Vanguard Short-Term Corporate Bond ETF(b)	11,166	882,449

U.S. Large Cap Value Funds — 2.1%
Guggenheim S&P 500 Pure Value ETF	9	624
iShares Russell 1000 Value ETF	224	28,905
iShares S&P 500 Value ETF	90	10,696
Vanguard Value ETF	232	25,828

Total U.S. Large Cap Value Funds		66,053

U.S. Short Term Treasury Bond Funds — 0.0%(c)
iShares Short Treasury Bond ETF(b)	4	441
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1	92
Vanguard Short-Term Bond ETF	16	1,260

Total U.S. Short Term Treasury Bond Funds		1,793

U.S. Small Cap Growth Funds — 5.5%
iShares Russell 2000 Growth ETF	389	75,368
iShares S&P Small-Cap 600 Growth ETF(b)	231	40,707
Vanguard Small-Cap Growth ETF(b)	344	57,479

Total U.S. Small Cap Growth Funds		173,554

Total Investment Companies
(Cost $3,067,405)		3,174,759
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(d)
(Cost $3,103)	3,103	3,103

Investment of Cash Collateral For Securities Loaned — 32.0%
Money Market Fund — 32.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $1,015,790)	1,015,790	1,015,790

		Value

Total Investments — 132.0%
(Cost $4,086,298)		$ 4,193,652
Other Assets and Liabilities, Net — (32.0)%		(1,015,073)
Net Assets — 100.0%		$ 3,178,579

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,315.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,024,845; total market value of collateral held by the Fund was $1,045,603. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $29,813.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(e)
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	$ 8,294	$–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	3/28/2019	Monthly	903	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	2,325	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	3/28/2019	Monthly	357	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	1,234	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	0.25	3/28/2019	Monthly	(92,545)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	2.42	3/28/2019	Monthly	17,121	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	3/28/2019	Monthly	5,146	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	3/28/2019	Monthly	24,449	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	5,909	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.42	3/28/2019	Monthly	26,159	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	3/28/2019	Monthly	1,671	–
Vanguard Value ETF	Morgan Stanley	2.42	3/28/2019	Monthly	779	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,315 at January 31, 2018. The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(e) Reflects a reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$3,174,759	$–	$–	$3,174,759
Short-Term Investment:
Money Market Fund	3,103	–	–	3,103
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,015,790	–	–	1,015,790
Total Investments in Securities	4,193,652	–	–	4,193,652
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$4,193,652	$–	$–	$4,193,652
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2018 (unaudited)

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 91.3%
Argentina - 0.1%
Adecoagro SA*	15,701	$152,143

Australia - 3.5%
Aurizon Holdings Ltd.	117,508	445,312
BHP Billiton Ltd.	45,912	1,122,753
Evolution Mining Ltd.	352,272	812,969
Fortescue Metals Group Ltd.	25,708	103,252
GrainCorp Ltd., Class A	29,594	177,332
Independence Group NL(a)	122,828	500,284
Mineral Resources Ltd.	1,617	24,642
Newcrest Mining Ltd.	160,397	2,944,413
Northern Star Resources Ltd.	125,715	589,409
OceanaGold Corp.	127,979	353,628
OZ Minerals Ltd.	2,579	19,526
Regis Resources Ltd.	104,877	349,887
Sandfire Resources NL	1,357	7,901
South32 Ltd.	45,898	141,974
Washington H Soul Pattinson & Co., Ltd.(a)	13,714	191,338
Whitehaven Coal Ltd.	58,764	235,066
Woodside Petroleum Ltd.	3,824	102,555

Total Australia		8,122,241
Canada - 13.0%
Agnico Eagle Mines Ltd.	47,285	2,242,747
AGT Food & Ingredients, Inc.(a)	3,877	65,920
Alamos Gold, Inc., Class A	62,590	375,994
B2Gold Corp.*	203,698	617,644
Barrick Gold Corp.	244,088	3,519,515
Canadian Natural Resources Ltd.	5,061	173,217
Canfor Corp.*	51,475	1,210,461
Centerra Gold, Inc.*	60,958	315,510
Detour Gold Corp.*	36,547	391,431
Eldorado Gold Corp.	150,009	194,412
Enbridge, Inc.	7,421	272,379
First Majestic Silver Corp.*	34,428	211,027
Goldcorp, Inc.	178,734	2,565,518
Hudbay Minerals, Inc.	2,041	17,534
IAMGOLD Corp.*	97,263	573,977
Imperial Oil Ltd.	3,849	121,320
Kinross Gold Corp.*	260,991	1,135,992
Kirkland Lake Gold Ltd.	43,206	652,924
Labrador Iron Ore Royalty Corp.	548	11,837
Lundin Mining Corp.	6,265	45,397
Maple Leaf Foods, Inc.	71,924	2,043,079
New Gold, Inc.*	120,465	365,269
Norbord, Inc.	33,361	1,277,499
Nutrien Ltd.*	83,300	4,369,202
Pan American Silver Corp.	32,050	527,701
SEMAFO, Inc.*	68,005	201,767
SSR Mining, Inc.*	25,001	216,620
Stella-Jones, Inc.	26,752	1,129,304
Suncor Energy, Inc.	7,527	273,386
Teck Resources Ltd., Class B	4,975	144,848
Torex Gold Resources, Inc.*	16,697	172,706
TransCanada Corp.	3,924	181,127
West Fraser Timber Co. Ltd.	30,299	2,125,388
Westshore Terminals Investment Corp.	4,200	86,167
Wheaton Precious Metals Corp.	92,426	2,001,678
Yamana Gold, Inc.	198,429	687,389

Total Canada		30,517,886
Chile - 0.0%(b)
Antofagasta PLC	8,504	112,587

China - 5.3%
Aluminum Corp. of China Ltd., Class H*(a)	128,544	87,104

	Shares	Value
Common Stocks (continued)
China (continued)
Beijing Enterprises Water Group Ltd.*	2,743,132	$1,974,549
China Agri-Industries Holdings Ltd.	678,895	315,949
China Coal Energy Co., Ltd., Class H	759,351	392,226
China Modern Dairy Holdings Ltd.*	3,392,644	650,642
China Petroleum & Chemical Corp., Class H	549,989	475,350
China Resources Power Holdings Co., Ltd.	275,502	508,633
China Shenhua Energy Co., Ltd., Class H	1,139,117	3,546,337
CNOOC Ltd.	202,820	315,843
Jiangxi Copper Co., Ltd., Class H	29,864	50,553
MMG Ltd.*	68,537	50,385
PetroChina Co., Ltd., Class H	831,410	659,052
Shougang Fushan Resources Group Ltd.	296,688	72,072
Yanzhou Coal Mining Co., Ltd., Class H	281,321	490,602
Zhaojin Mining Industry Co., Ltd., Class H	674,211	574,094
Zijin Mining Group Co., Ltd., Class H	4,509,268	2,271,512

Total China		12,434,903
Finland - 5.8%
Stora Enso OYJ, Class R	305,667	5,262,446
UPM-Kymmene OYJ	206,784	6,991,298
Valmet OYJ	58,088	1,307,602

Total Finland		13,561,346
France - 3.2%
Suez	177,022	2,648,508
TOTAL SA	11,230	652,413
Veolia Environnement SA	172,092	4,349,845

Total France		7,650,766
Germany - 0.8%
Aurubis AG	384	40,441
BayWa AG	4,529	176,313
GEA Group AG	24,895	1,241,449
Suedzucker AG	26,404	504,575

Total Germany		1,962,778
Hong Kong - 0.5%
C.P. Pokphand Co., Ltd.	14,017,227	1,111,134
Hong Kong & China Gas Co., Ltd.	63,548	125,610

Total Hong Kong		1,236,744
India - 0.0%(b)
Vedanta Resources PLC	2,328	27,365

Indonesia - 0.1%
Sakari Resources Ltd.*(c)(d)	240,456	253,381

Ireland - 0.3%
Greencore Group PLC	91,354	252,675
Origin Enterprises PLC	69,484	523,686

Total Ireland		776,361
Italy - 0.1%
Eni SpA	16,361	295,250

Japan - 4.8%
Daio Paper Corp.	56,040	764,964
Doutor Nichires Holdings Co., Ltd.	6,145	145,863
Dowa Holdings Co., Ltd.	479	19,923
Fuji Oil Holdings, Inc.	11,633	353,823
Fujicco Co. Ltd.	4,249	91,243
Hokuto Corp.	4,051	74,781
Inpex Corp.	6,229	80,976
Itoham Yonekyu Holdings, Inc.	164,491	1,509,963
Kurita Water Industries Ltd.	35,272	1,153,599
Mitsui Mining & Smelting Co., Ltd.	463	25,874
Mitsui Sugar Co., Ltd.	3,440	146,386
NH Foods Ltd.	119,427	2,868,743
Nichirei Corp.	17,991	480,617

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nippon Flour Mills Co., Ltd.	11,021	$170,532
Nippon Paper Industries Co., Ltd.	45,125	857,398
Nisshin Oillio Group Ltd. (The)	4,210	126,892
Nisshin Seifun Group, Inc.	38,958	780,552
Pacific Metals Co., Ltd.*	158	5,182
Prima Meat Packers Ltd.	140,797	960,962
Sumitomo Metal Mining Co., Ltd.	2,234	104,542
UACJ Corp.(a)	391	10,506
Yamazaki Baking Co., Ltd.	28,749	565,735

Total Japan		11,299,056
Jersey - 1.1%
Centamin PLC	241,178	557,665
Randgold Resources Ltd.	19,687	1,983,790

Total Jersey		2,541,455
Mexico - 1.3%
Fresnillo PLC	154,260	2,948,272

Monaco - 0.2%
Endeavour Mining Corp.*	19,545	361,794

Netherlands - 0.6%
Royal Dutch Shell PLC, Class B	37,353	1,325,821

Norway - 0.9%
Norsk Hydro ASA	17,619	128,993
Statoil ASA	14,667	343,924
Yara International ASA	35,331	1,705,266

Total Norway		2,178,183
Peru - 0.3%
Hochschild Mining PLC	106,183	345,784
Southern Copper Corp.(a)	6,670	323,829

Total Peru		669,613
Portugal - 0.6%
Navigator Co. SA (The)	271,124	1,527,318

Russia - 0.5%
Evraz PLC	12,246	64,729
Polymetal International PLC	90,041	1,056,610
United Co. RUSAL PLC	131,038	95,161

Total Russia		1,216,500
Singapore - 1.4%
First Resources Ltd.	204,353	296,571
Geo Energy Resources Ltd.	69,184	13,740
Golden Agri-Resources Ltd.	1,659,857	481,780
Japfa Ltd.(a)	979,401	389,007
Wilmar International Ltd.	827,932	2,023,665

Total Singapore		3,204,763
Spain - 0.3%
Ebro Foods SA	19,894	491,694
Gas Natural SDG SA	4,549	105,433
Repsol SA	6,793	128,247

Total Spain		725,374
Sweden - 1.1%
AAK AB	5,465	510,006
Boliden AB	2,355	85,691
Holmen AB, B Shares	32,558	1,720,233
Sandvik AB	10,819	213,708

Total Sweden		2,529,638
Switzerland - 0.8%
Bell Food Group AG	2,205	1,060,278
Ferrexpo PLC	5,077	21,060
Glencore PLC*	124,153	712,740

Total Switzerland		1,794,078

	Shares	Value
Common Stocks (continued)
United Kingdom - 5.8%
Acacia Mining PLC	85,847	$226,456
Anglo American PLC(a)	12,116	294,384
BP PLC	89,393	637,005
Cranswick PLC	27,924	1,166,660
Johnson Matthey PLC	1,667	82,021
KAZ Minerals PLC*	3,852	44,830
Pennon Group PLC	130,706	1,335,666
Pentair PLC	57,200	4,089,800
Rio Tinto PLC	15,582	869,052
Severn Trent PLC	73,984	2,055,257
Tate & Lyle PLC	60,222	549,629
United Utilities Group PLC	214,022	2,246,104

Total United Kingdom		13,596,864
United States - 38.9%
Alcoa Corp.*	1,592	82,816
Allegheny Technologies, Inc.*	941	25,369
American States Water Co.	11,492	634,588
American Water Works Co., Inc.	55,783	4,639,472
Anadarko Petroleum Corp.	2,533	152,107
Andersons, Inc. (The)	3,663	124,908
Apache Corp.	1,733	77,760
Aqua America, Inc.(a)	55,733	2,018,092
Archer-Daniels-Midland Co.	72,322	3,106,230
Baker Hughes a GE Co.	1,934	62,178
Bunge Ltd.	18,182	1,444,196
Century Aluminum Co.*	757	16,843
CF Industries Holdings, Inc.	30,165	1,280,203
Chevron Corp.	8,606	1,078,762
Cleveland-Cliffs, Inc.*(a)	2,560	17,536
Cloud Peak Energy, Inc.*(a)	4,296	21,480
Coeur Mining, Inc.*	38,016	305,649
Conagra Brands, Inc.	52,827	2,007,426
Concho Resources, Inc.*	672	105,800
ConocoPhillips	5,617	330,336
CONSOL Energy, Inc.*	1,646	53,380
Continental Resources, Inc.*	1,701	94,457
Devon Energy Corp.	2,392	98,957
Domtar Corp.	25,196	1,294,067
EOG Resources, Inc.	2,622	301,530
Exxon Mobil Corp.	19,259	1,681,311
Ferroglobe PLC*	1,482	21,430
Flowserve Corp.	40,956	1,856,126
FMC Corp.	17,363	1,585,763
Freeport-McMoRan, Inc.*	11,748	229,086
Fresh Del Monte Produce, Inc.	6,430	304,203
General Mills, Inc.	73,586	4,304,045
Hain Celestial Group, Inc. (The)*	13,423	511,953
Halliburton Co.	3,925	210,772
Hecla Mining Co.(a)	82,861	318,186
Hess Corp.	1,440	72,734
Hormel Foods Corp.(a)	292,662	10,047,086
IDEX Corp.	23,950	3,436,346
Ingredion, Inc.	9,297	1,335,421
JM Smucker Co. (The)	14,691	1,864,141
KapStone Paper and Packaging Corp.	37,518	1,299,623
Kellogg Co.	44,675	3,042,814
Kinder Morgan, Inc.	10,143	182,371
Lamb Weston Holdings, Inc.	18,899	1,107,481
Louisiana-Pacific Corp.*	55,935	1,656,235
Marathon Petroleum Corp.	2,402	166,387
McEwen Mining, Inc.*	62,707	137,955
National Oilwell Varco, Inc.	1,731	63,493
Neenah, Inc.(a)	6,510	589,155

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Newmont Mining Corp.	111,624	$4,521,888
Noble Energy, Inc.	1,978	60,369
Occidental Petroleum Corp.	3,471	260,221
Phillips 66	2,345	240,128
Pilgrim's Pride Corp.*(a)	137,638	3,822,207
Pioneer Natural Resources Co.	776	141,938
Post Holdings, Inc.*(a)	8,561	647,811
Rexnord Corp.*	32,462	912,507
Royal Gold, Inc.	13,672	1,216,808
Sanderson Farms, Inc.(a)	12,479	1,583,585
Schlumberger Ltd.	6,260	460,611
Seaboard Corp.	648	2,809,728
SunCoke Energy, Inc.*	3,678	40,826
Tahoe Resources, Inc.	65,133	288,277
Tyson Foods, Inc., Class A	193,640	14,737,940
Valero Energy Corp.	2,034	195,203
Westmoreland Coal Co.*	1,058	1,143
Williams Cos., Inc. (The)	3,754	117,838
Xylem, Inc.	56,245	4,064,264

Total United States		91,521,551
Zambia - 0.0%(b)
First Quantum Minerals Ltd.	5,943	88,841

Total Common Stocks
(Cost $198,112,695)		214,632,872
Short-Term Investment — 8.3%
Money Market Fund — 8.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(e)
(Cost $19,450,442)	19,450,442	19,450,442

Investment of Cash Collateral For Securities Loaned — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(e)
(Cost $785,952)	785,952	785,952

Total Investments — 99.9%
(Cost $218,349,089)		234,869,266
Other Assets and Liabilities, Net — 0.1%		325,864
Net Assets — 100.0%		$235,195,130

________________________________________________________________________________________

Industry	Value	% of Net Assets
Livestock	$45,284,702	19.3%
Precious Metals	39,635,152	16.9
Grains Food Fiber	38,917,190	16.5
Water	37,414,721	15.9
Timber	29,012,990	12.3
Money Market Fund	20,236,394	8.6
Energy	12,424,169	5.3
Coal	6,351,701	2.7
Industrial Metals	5,592,247	2.4
Total Investments	$234,869,266	99.9%
Other Assets and Liabilities, Net	325,864	0.1
Total Net Assets	$235,195,130	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,151,612; total market value of collateral held by the Fund was $6,581,050. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $5,795,098.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of this security was $253,381. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid) %	Date	(Paid)	(Short)	(Depreciation)(f)
iShares MSCI EAFE ETF	Morgan Stanley	0.94	4/10/2018	Monthly	$(24,634,353)	$–
SPDR S&P 500 ETF Trust	Morgan Stanley	0.94	4/10/2018	Monthly	(24,778,728)	–
						$–
_______________

Cash posted has been segregated as collateral for swaps in the amount of $3,280,028 at January 31, 2018.

The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(f) Reflects the value at reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks	$214,379,491	$–	$ 253,381	(h)	$214,632,872
Short-Term Investment:
Money Market Fund	19,450,442	–	–		19,450,442
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	785,952	–	–		785,952
Total Investments in Securities	234,615,885	–	253,381		234,869,266
Other Financial Instruments:(i)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$234,615,885	$–	$253,381		$234,869,266
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(i)
Swap Contracts	$–	$–	$–		$–
Total Other Financial Instruments	$–	$–	$–		$–

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $253,381 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2018 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(j)
Common Stock:
Sakari Resources Ltd.(k)	$182,256	$–	$–	$71,125	$–	$–	$–	$–	$253,381	$71,125
Total	$182,256	$–	$–	$71,125	$–	$–	$–	$–	$253,381	$71,125

Information about Level 3 fair value measurements as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$253,381	Peer Analysis				Comparable Securities

(j)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 93.9%
Consumer Discretionary — 20.0%
Buffalo Wild Wings, Inc.*	98,198	$15,417,086
CalAtlantic Group, Inc.	318,039	17,851,529
Capella Education Co.	29,000	2,306,950
Mantra Group Ltd.	480,552	1,517,595
Pinnacle Entertainment, Inc.*	103,708	3,348,731
Regal Entertainment Group, Class A	458,995	10,501,806
Scripps Networks Interactive, Inc., Class A	224,179	19,725,510
Tribune Media Co., Class A	243,238	10,359,507

Total Consumer Discretionary		81,028,714

Consumer Staples — 1.5%
Jean Coutu Group PJC, Inc. (The), Class A	65,007	1,284,403
Snyder's-Lance, Inc.	92,877	4,641,992

Total Consumer Staples		5,926,395

Energy — 0.0%(a)
Sakari Resources Ltd.*(b)(c)	425	448

Financials — 0.5%
MainSource Financial Group, Inc.	49,401	1,943,929

Health Care — 15.6%
Aetna, Inc.	84,157	15,722,211
Akorn, Inc.*	600,901	19,361,030
Almost Family, Inc.*	28,816	1,643,953
Exactech, Inc.*	102,366	5,128,536
Ignyta, Inc.*	413,622	11,126,432
NxStage Medical, Inc.*	145,537	3,642,791
Sucampo Pharmaceuticals, Inc., Class A*(d)	361,418	6,487,453

Total Health Care		63,112,406

Industrials — 19.1%
Aecon Group, Inc.	281,122	4,562,203
Chicago Bridge & Iron Co. NV(d)	451,147	9,415,438
General Cable Corp.	65,062	1,932,341
Orbital ATK, Inc.	160,327	21,147,131
Orient Overseas International Ltd.	244,084	2,298,396
Rockwell Collins, Inc.	237,310	32,865,062
Zodiac Aerospace*	163,706	5,104,539

Total Industrials		77,325,110

Information Technology — 14.4%
Barracuda Networks, Inc.*	212,878	5,864,789
Bazaarvoice, Inc.*(d)	239,108	1,315,094
BroadSoft, Inc.*(d)	360,873	19,811,928
Cavium, Inc.*	179,141	15,904,138
Nets A/S‡*(d)	494,079	13,645,850
Xcerra Corp.*	186,035	1,856,629

Total Information Technology		58,398,428

Materials — 3.8%
Calgon Carbon Corp.(d)	408,526	8,722,030
Deltic Timber Corp.	68,099	6,436,718

Total Materials		15,158,748

Utilities — 19.0%
Avista Corp.	117,968	5,940,868
Calpine Corp.*	1,305,107	19,694,065
Dynegy, Inc.*(e)	3,156,344	39,517,427
Great Plains Energy, Inc.	217,256	6,761,007

	Shares	Value
Common Stocks (continued)
Utilities (continued)
WGL Holdings, Inc.	55,943	$4,711,519

Total Utilities		76,624,886

Total Common Stocks
(Cost $370,281,797)		379,519,064
Right - 0.0%(a)
Health Care — 0.0%(a)
Dyax Corp. CVR, expires 12/31/2019*(b)(c)
(Cost $-)	23,351	25,920
Short-Term Investment — 4.8%
Money Market Fund — 4.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(f)
(Cost $19,494,185)	19,494,185	19,494,185

Investment of Cash Collateral For Securities Loaned — 6.0%
Money Market Fund — 6.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(f)
(Cost $24,226,072)	24,226,072	24,226,072

Total Investments — 104.7%
(Cost $414,002,054)		423,265,241
Other Assets and Liabilities, Net — (4.7)%		(18,866,740)
Net Assets — 100.0%		$404,398,501

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of these securities was $26,368. The securities are fair valued using significant unobservable inputs. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $23,489,607; total market value of collateral held by the Fund was $24,226,072.
(e)	All or a portion of this security has been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,217,640.
(f)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2018 (unaudited)

Total Return Swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Received) Paid %	Date	(Paid)	(Short)	(Depreciation)(g)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.12	1/10/2019	Monthly	$(12,335,189)	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	1.12	1/10/2019	Monthly	(4,935,342)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.00	1/10/2019	Monthly	(7,531,557)	–
Financial Select Sector SPDR Fund	Morgan Stanley	0.94	1/10/2019	Monthly	(1,908,535)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.07	1/10/2019	Monthly	(1,697,158)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1.12	1/10/2019	Monthly	(11,287,934)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.07	1/10/2019	Monthly	(8,495,261)	–
Utilities Select Sector SPDR Fund	Morgan Stanley	1.12	1/10/2019	Monthly	(42,961,848)	–
Vanguard Real Estate ETF	Morgan Stanley	0.94	1/10/2019	Monthly	(5,960,180)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $3,217,640 at January 31, 2018. The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.
_______________
(g) Reflects a reset date of January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(h)
Common Stocks	$379,518,616	$–	$ 448	(i)	$379,519,064
Rights	–	–	25,920	(i)	25,920
Short-Term Investment:
Money Market Fund	19,494,185	–	–		19,494,185
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	24,226,072	–	–		24,226,072
Total Investments in Securities	423,238,873	–	26,368		423,265,241
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$423,238,873	$–	$26,368		$423,265,241
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–
Total Other Financial Instruments	$–	$–	$–		$–

(h)	For a complete listing of investments and their industries, see the Schedules of Investments.
(i)	The Level 3 securities, valued in total at $26,368, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2018 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(k)
Common Stock:
Sakari Resources Ltd.(m)	$322	$–	$–	$126	$–	$–	$–	$–	$448	$126
Right:
Dyax Corp. CVR(l)	25,920	–	–	–	–	–	–	–	25,920	–
Total	$26,242	$–	$–	$126	$–	$–	$–	$–	$26,368	$126

Information about Level 3 fair value measurements as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$448	Peer Analysis				Comparable Securities
Right	25,920	Issuer Specific Facts				Contingent Payment Terms

(k)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(l)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF

January 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 10.1%
Gold Fund — 10.1%
PowerShares DB Gold Fund*(a)
(Cost $2,915,225)	69,072	$2,946,612
Investment Companies — 89.7%
Emerging Equity Funds — 5.9%
iShares MSCI Emerging Markets ETF	12,622	644,100
Vanguard FTSE Emerging Markets ETF	21,806	1,086,811

Total Emerging Equity Funds		1,730,911

U.S. Large Cap Core Funds — 1.1%
iShares Core S&P 500 ETF(a)	378	107,409
SPDR S&P 500 ETF Trust	748	210,861

Total U.S. Large Cap Core Funds		318,270

U.S. Medium Term Treasury Bond Funds — 9.9%
iShares 3-7 Year Treasury Bond ETF	17,860	2,155,166
iShares 7-10 Year Treasury Bond ETF(a)	6,919	714,733

Total U.S. Medium Term Treasury Bond Funds		2,869,899

U.S. Short Term Treasury Bond Funds — 62.9%
iShares Short Treasury Bond ETF(a)	65,674	7,249,096
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	71,272	7,249,075
Schwab Short-Term U.S. Treasury ETF	40,999	2,045,030
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	19,322	1,768,350

Total U.S. Short Term Treasury Bond Funds		18,311,551

U.S. Small Cap Core Fund — 9.9%
iShares Russell 2000 ETF(a)	18,389	2,875,304

Total Investment Companies
(Cost $25,916,714)		26,105,935
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(b)
(Cost $50,831)	50,831	50,831

Investment of Cash Collateral For Securities Loaned — 24.3%
Money Market Fund — 24.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(b)
(Cost $7,061,198)	7,061,198	7,061,198

Total Investments — 124.3%
(Cost $35,943,968)		36,164,576
Other Assets and Liabilities, Net — (24.3)%		(7,066,730)
Net Assets — 100.0%		$29,097,846

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,007,819; total market value of collateral held by the Fund was $7,168,302. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $107,104.
(b)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Exchange Traded Vehicles	$2,946,612	$–	$–	$2,946,612
Investment Companies	26,105,935	–	–	26,105,935
Short-Term Investment:
Money Market Fund	50,831	–	–	50,831
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	7,061,198	–	–	7,061,198
Total Investments in Securities	$36,164,576	$–	$–	$36,164,576

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 20.8%
Ainsworth Game Technology Ltd.*	11,117	$18,994
APN Outdoor Group Ltd.	12,163	45,108
Automotive Holdings Group Ltd.	17,752	51,461
Bapcor Ltd.	20,791	98,319
Breville Group Ltd.	9,830	97,747
Collins Foods Ltd.	8,265	35,471
Corporate Travel Management Ltd.	5,714	93,649
Fairfax Media Ltd.	181,241	104,200
G8 Education Ltd.	33,070	89,976
Greencross Ltd.(a)	7,941	40,896
HT&E Ltd.	19,495	26,757
IDP Education Ltd.	8,707	42,585
InvoCare Ltd.	8,344	102,902
JB Hi-Fi Ltd.	8,571	202,867
Mantra Group Ltd.	23,213	73,307
Myer Holdings Ltd.	56,732	30,090
Navitas Ltd.	17,049	64,609
Nine Entertainment Co. Holdings Ltd.	68,314	92,933
oOh!media Ltd.	10,491	38,908
Premier Investments Ltd.	6,663	79,420
Retail Food Group Ltd.	11,655	18,451
Seven West Media Ltd.	69,677	31,878
Southern Cross Media Group Ltd.	60,513	57,576
Super Retail Group Ltd.	10,730	76,112
Webjet Ltd.(a)	8,065	66,808

Total Consumer Discretionary		1,681,024

Consumer Staples — 10.0%
Asaleo Care Ltd.	25,262	33,241
Australian Agricultural Co., Ltd.*(a)	25,843	26,681
Bega Cheese Ltd.	13,007	74,254
Bellamy's Australia Ltd.*	6,025	72,498
BWX Ltd.	7,717	47,179
Costa Group Holdings Ltd.	22,595	111,608
Elders Ltd.	8,694	55,193
GrainCorp Ltd., Class A	17,830	106,840
Inghams Group Ltd.	15,327	41,701
Metcash Ltd.	77,077	199,722
Tassal Group Ltd.	12,656	40,275

Total Consumer Staples		809,192

Energy — 2.1%
Beach Energy Ltd.	122,571	129,027
New Hope Corp., Ltd.	20,289	41,401

Total Energy		170,428

Financials — 8.8%
Eclipx Group Ltd.	19,440	61,864
FlexiGroup Ltd.(a)	20,107	29,470
Genworth Mortgage Insurance Australia Ltd.	17,004	40,068
IOOF Holdings Ltd.	24,584	219,374
Netwealth Group Ltd.*	7,063	35,460
nib holdings Ltd.	35,451	192,620
Steadfast Group Ltd.	61,188	137,245

Total Financials		716,101

Health Care — 5.9%
Australian Pharmaceutical Industries Ltd.	30,769	37,373
Estia Health Ltd.	15,320	42,302
Mayne Pharma Group Ltd.*	98,599	53,094
Mesoblast Ltd.*	28,068	30,456
Nanosonics Ltd.*	18,909	43,332

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Primary Health Care Ltd.	31,865	$93,922
Regis Healthcare Ltd.	10,484	33,703
Sigma Healthcare Ltd.	79,244	57,430
Sirtex Medical Ltd.	3,801	84,487

Total Health Care		476,099

Industrials — 8.8%
Bingo Industries Ltd.*	24,239	50,246
Clean TeQ Holdings Ltd.*	15,606	17,565
Cleanaway Waste Management Ltd.	151,504	177,273
GWA Group Ltd.	15,604	35,632
IPH Ltd.	14,330	64,285
McMillan Shakespeare Ltd.	5,822	82,737
Monadelphous Group Ltd.	6,617	94,088
RCR Tomlinson Ltd.	11,929	38,928
Reliance Worldwide Corp., Ltd.	31,164	107,249
SmartGroup Corp., Ltd.	5,050	45,350

Total Industrials		713,353

Information Technology — 11.2%
Aconex Ltd.*	12,413	77,295
Afterpay Touch Group Ltd.*	10,577	63,036
Altium Ltd.	8,879	109,500
carsales.com Ltd.	16,195	196,709
Hansen Technologies Ltd.(a)	8,487	26,115
IRESS Ltd.	9,030	87,891
MYOB Group Ltd.	34,850	96,229
NEXTDC Ltd.*	21,388	98,718
Technology One Ltd.	18,120	72,190
WiseTech Global Ltd.	6,324	79,322

Total Information Technology		907,005

Materials — 30.4%
Ausdrill Ltd.	21,281	44,976
Brickworks Ltd.	4,983	57,337
CSR Ltd.	39,674	161,915
DuluxGroup Ltd.	30,326	179,262
Galaxy Resources Ltd.*	29,311	78,799
Independence Group NL	34,911	142,194
Lynas Corp., Ltd.*	42,829	74,910
Metals X Ltd.	33,271	24,651
Mineral Resources Ltd.	12,780	194,761
Northern Star Resources Ltd.	45,916	215,275
Nufarm Ltd.	19,185	123,814
Orocobre Ltd.*(a)	14,814	86,129
OZ Minerals Ltd.	22,300	168,837
Pact Group Holdings Ltd.	14,946	64,143
Pilbara Minerals Ltd.*	110,012	84,183
Quintis Ltd.*(a)(b)(c)	28,492	–
Regis Resources Ltd.	37,796	126,094
Resolute Mining Ltd.	49,177	46,591
Sandfire Resources NL	11,919	69,394
Saracen Mineral Holdings Ltd.*	63,730	76,892
Sims Metal Management Ltd.	12,440	166,008
St. Barbara Ltd.	40,438	123,775
Syrah Resources Ltd.*	22,296	71,314
Western Areas Ltd.	17,405	46,509
Westgold Resources Ltd.*	23,103	29,371

Total Materials		2,457,134

Telecommunication Services — 1.9%
SpeedCast International Ltd.	11,079	48,983

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services (continued)
Vocus Group Ltd.	42,308	$102,434

Total Telecommunication Services		151,417

Total Common Stocks
(Cost $6,819,016)		8,081,753
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(d)
(Cost $17,387)	17,387	17,387

Investment of Cash Collateral For Securities Loaned — 1.2%
Money Market Fund — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $100,119)	100,119	100,119

Total Investments — 101.3%
(Cost $6,936,522)		8,199,259
Other Assets and Liabilities, Net — (1.3)%		(108,529)
Net Assets — 100.0%		$8,090,730

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $92,619; total market value of collateral held by the Fund was $100,119.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of this security was $-. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks	$8,081,753	$–	$ –	(f)	$8,081,753
Short-Term Investment:
Money Market Fund	17,387	–	–		17,387
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	100,119	–	–		100,119
Total Investments in Securities	$8,199,259	$–	$ –	(f)	$8,199,259

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $- has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund transferred common stock valued at $28,410 from Level 1 to Level 3 as a result of halted trade and $25,323 from Level 3 to Level 1 as a result of resumed trading. For the period ended January 31, 2018, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(g)
Common Stock:
Jacana Minerals Ltd.	$ 221	$ –	$ (447)	$ 226	$ –	$ –(j)	$ –	$ –	$ –	$ -
Pilbara Minerals Ltd.	25,323	–	–	–	–	–	–	(25,323)	–	-
Quintis Ltd.(h)	–	–	(2,754)	(24,962)	–	(694)	28,410	–	–(i)	(24,962)
Right:
BWX Ltd.(h)	–(i)	–	–	–	–	–(j)	–	–	–	–
Total	$25,544	$ –	$(3,201)	$ (27,736)	$ –	$ (694)	$28,410	$(25,323)	$ – (i)	$(24,962)

Information about Level 3 fair value measurement as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$–	Peer Analysis				Comparable Securities

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Includes a level 3 security valued at $-.
(j)	Includes securities sold at $-.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 7.8%
Corus Entertainment, Inc., Class B(a)	8,362	$57,526
EnerCare, Inc.	7,842	126,689
Hudson's Bay Co.(a)	10,997	95,642
Martinrea International, Inc.	6,391	74,961
Quebecor, Inc., Class B	12,117	237,036
Stars Group, Inc. (The)*	8,622	219,617

Total Consumer Discretionary		811,471

Consumer Staples — 6.7%
Cott Corp.	10,204	170,670
Empire Co., Ltd., Class A	12,741	247,166
Jean Coutu Group PJC, Inc. (The), Class A	5,431	107,305
Maple Leaf Foods, Inc.	5,978	169,812

Total Consumer Staples		694,953

Energy — 21.5%
Advantage Oil & Gas Ltd.*	13,708	44,135
Baytex Energy Corp.*	17,346	53,020
Birchcliff Energy Ltd.	17,840	49,586
Bonavista Energy Corp.	17,294	24,246
Calfrac Well Services Ltd.*(a)	5,675	31,963
CES Energy Solutions Corp.	19,057	92,423
Ensign Energy Services, Inc.	9,517	57,093
Freehold Royalties Ltd.	6,815	74,657
Gibson Energy, Inc.	10,603	153,490
Kelt Exploration Ltd.*	11,024	67,751
Kinder Morgan Canada Ltd.‡	7,680	105,355
MEG Energy Corp.*(a)	16,836	76,300
NexGen Energy Ltd.*	20,496	47,111
NuVista Energy Ltd.*	12,688	89,975
Obsidian Energy Ltd.*	34,768	36,274
Paramount Resources Ltd., Class A*	4,719	69,236
Parex Resources, Inc.*	11,051	165,470
Parkland Fuel Corp.	9,707	228,265
Peyto Exploration & Development Corp.	11,969	109,461
Precision Drilling Corp.*	21,830	79,359
Raging River Exploration, Inc.*	15,696	95,313
Secure Energy Services, Inc.	11,683	84,753
Spartan Energy Corp.*	12,363	62,780
TORC Oil & Gas Ltd.	13,607	75,419
Trican Well Service Ltd.*	23,580	73,997
Whitecap Resources, Inc.	27,155	198,984

Total Energy		2,246,416

Financials — 4.5%
Canadian Western Bank	6,424	202,640
ECN Capital Corp.	27,087	82,353
Genworth MI Canada, Inc.	3,024	104,115
Home Capital Group, Inc.	5,601	78,067

Total Financials		467,175

Health Care — 8.7%
Aphria, Inc.*	10,039	144,589
Aurora Cannabis, Inc.*(a)	27,361	260,931
Canopy Growth Corp.*(a)	13,454	340,175
Extendicare, Inc.	6,572	46,658
Knight Therapeutics, Inc.*	8,221	50,927
ProMetic Life Sciences, Inc.*(a)	47,035	66,708

Total Health Care		909,988

	Shares	Value
Common Stocks (continued)
Industrials — 6.1%
Aecon Group, Inc.	4,330	$70,270
Ballard Power Systems, Inc.*	12,921	48,025
Chorus Aviation, Inc.	9,136	71,042
Russel Metals, Inc.	4,585	116,825
TFI International, Inc.	6,382	165,422
WestJet Airlines Ltd.	8,523	170,967

Total Industrials		642,551

Materials — 37.5%
Alamos Gold, Inc., Class A(a)	29,020	174,331
Arizona Mining, Inc.*	11,922	43,049
B2Gold Corp.*	71,555	216,966
Canfor Corp.*	4,878	114,709
Cascades, Inc.	4,999	62,831
Centerra Gold, Inc.*	16,003	82,829
Chemtrade Logistics Income Fund	7,015	99,434
Detour Gold Corp.*	13,039	139,652
Eldorado Gold Corp.	59,130	76,633
Endeavour Mining Corp.*	5,579	103,272
First Majestic Silver Corp.*	12,030	73,738
Fortuna Silver Mines, Inc.*	11,885	57,350
Guyana Goldfields, Inc.*(a)	12,447	47,988
Hudbay Minerals, Inc.	19,506	167,578
IAMGOLD Corp.*	34,592	204,138
Interfor Corp.*	5,205	98,894
Intertape Polymer Group, Inc.	4,174	72,943
Ivanhoe Mines Ltd., Class A*	39,916	114,524
Kirkland Lake Gold Ltd.	13,722	207,365
Klondex Mines Ltd.*(a)	13,190	29,028
Labrador Iron Ore Royalty Corp.	4,784	103,335
Lithium Americas Corp.*(a)	3,501	23,799
Lucara Diamond Corp.	22,601	46,976
MAG Silver Corp.*	5,232	56,292
Nevsun Resources Ltd.	22,237	46,582
New Gold, Inc.*	42,553	129,027
Norbord, Inc.	3,841	147,084
Northern Dynasty Minerals Ltd.*	21,997	21,874
Novagold Resources, Inc.*(a)	17,176	63,700
Osisko Mining, Inc.*	12,224	35,471
Pan American Silver Corp.	11,216	184,671
Premier Gold Mines Ltd.*	14,709	41,603
Pretium Resources, Inc.*	10,759	75,068
Sandstorm Gold Ltd.*	13,447	70,915
SEMAFO, Inc.*	24,257	71,969
SSR Mining, Inc.*	8,921	77,296
Tahoe Resources, Inc.	22,935	101,510
Torex Gold Resources, Inc.*	5,931	61,348
Trevali Mining Corp.*	45,430	59,988
Western Forest Products, Inc.	29,362	68,448
Yamana Gold, Inc.	70,344	243,683

Total Materials		3,917,891

Real Estate — 0.8%
Tricon Capital Group, Inc.	9,492	83,094

Utilities — 6.2%
Capital Power Corp.	7,851	149,232
Just Energy Group, Inc.	7,088	30,331
Northland Power, Inc.	8,502	158,557
Superior Plus Corp.	10,618	103,597
TransAlta Corp.	21,476	119,034

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
TransAlta Renewables, Inc.	8,699	$87,497

Total Utilities		648,248

Total Common Stocks
(Cost $10,344,412)		10,421,787
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(b)
(Cost $5,411)	5,411	5,411

Investment of Cash Collateral For Securities Loaned — 9.7%
Money Market Fund — 9.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(b)
(Cost $1,018,619)	1,018,619	1,018,619

Total Investments — 109.6%
(Cost $11,368,442)		11,445,817
Other Assets and Liabilities, Net — (9.6)%		(1,000,601)
Net Assets — 100.0%		$10,445,216

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $975,730; total market value of collateral held by the Fund was $1,018,619.
(b)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$10,421,787	$–	$–	$10,421,787
Short-Term Investment:
Money Market Fund	5,411	–	–	5,411
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,018,619	–	–	1,018,619
Total Investments in Securities	$11,445,817	$–	$–	$11,445,817

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 100.0%
Argentina - 1.9%
Adecoagro SA*	24,715	$239,488

Australia - 12.0%
Australian Agricultural Co., Ltd.*(a)	67,158	69,336
Bega Cheese Ltd.	33,801	192,961
Costa Group Holdings Ltd.	58,718	290,036
Elders Ltd.(a)	22,593	143,431
GrainCorp Ltd., Class A	46,334	277,640
Inghams Group Ltd.	39,829	108,365
Nufarm Ltd.	49,856	321,756
Select Harvests Ltd.	18,650	76,264

Total Australia		1,479,789
Canada - 3.8%
Maple Leaf Foods, Inc.	16,415	466,286

China - 3.1%
China BlueChemical Ltd., Class H	363,735	131,143
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	–
China Modern Dairy Holdings Ltd.*(a)	338,438	64,906
COFCO Meat Holdings Ltd.*	180,857	36,535
First Tractor Co., Ltd., Class H	80,498	34,169
Leyou Technologies Holdings Ltd.*	259,669	56,771
Sinofert Holdings Ltd.*	361,985	56,463

Total China		379,987
Hong Kong - 1.0%
C.P. Pokphand Co., Ltd.	1,331,203	105,524
Summi Group Holdings Ltd.	151,306	18,184

Total Hong Kong		123,708
Indonesia - 4.7%
PT Astra Agro Lestari Tbk	80,306	77,976
PT Charoen Pokphand Indonesia Tbk	1,489,104	383,718
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	566,216	55,401
PT Sawit Sumbermas Sarana Tbk	521,690	58,059

Total Indonesia		575,154
Japan - 37.8%
Feed One Co. Ltd.	26,391	61,895
Fuji Oil Holdings, Inc.	10,750	326,966
Fumakilla Ltd.	1,766	39,476
Itoham Yonekyu Holdings, Inc.	30,112	276,416
Kumiai Chemical Industry Co., Ltd.(a)	25,274	163,701
Megmilk Snow Brand Co., Ltd.	10,170	293,021
Morinaga Milk Industry Co., Ltd.	8,413	396,160
NH Foods Ltd.	42,565	1,022,449
Nichirei Corp.	24,973	667,136
Nihon Nohyaku Co., Ltd.	9,945	58,401
Nippon Soda Co. Ltd.	26,486	182,227
Nisshin Seifun Group, Inc.	48,207	965,862
Prima Meat Packers Ltd.	29,113	198,701

Total Japan		4,652,411
Netherlands - 3.7%
ForFarmers NV	7,262	91,552
OCI NV*	14,573	370,530

Total Netherlands		462,082
Singapore - 6.0%
First Resources Ltd.	97,541	141,558
Golden Agri-Resources Ltd.	1,298,263	376,825
Japfa Ltd.	54,760	21,750
Olam International Ltd.	114,091	194,335

Total Singapore		734,468
Spain - 2.5%
Ebro Foods SA	12,586	311,072

Thailand - 1.7%
GFPT PCL	73,557	31,471
Khon Kaen Sugar Industry PCL	216,977	30,343

	Shares	Value
Common Stocks (continued)
Thailand (continued)
Thai Vegetable Oil PCL	112,129	$121,724
Thaifoods Group PCL	169,594	29,782

Total Thailand		213,320
United Kingdom - 2.0%
Dairy Crest Group PLC	28,811	241,112

United States - 19.8%
AGCO Corp.	13,574	985,744
Cal-Maine Foods, Inc.*(a)	5,864	249,513
CVR Partners LP(a)	15,201	50,163
Platform Specialty Products Corp.*	42,778	500,931
Sanderson Farms, Inc.	4,075	517,118
Titan International, Inc.	10,198	135,735

Total United States		2,439,204

Total Common Stocks
(Cost $9,888,364)		12,318,081
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(d)
(Cost $9,243)	9,243	9,243

Investment of Cash Collateral For Securities Loaned — 4.1%
Money Market Fund — 4.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $507,257)	507,257	507,257

Total Investments — 104.2%
(Cost $10,404,864)		12,834,581
Other Assets and Liabilities, Net — (4.2)%		(513,102)
Net Assets — 100.0%		$12,321,479

		% of
Industry	Value	Net Assets
Crop Production and Farming	$5,823,904	47.3%
Livestock Operations	2,630,907	21.3
Agricultural Chemicals	1,874,791	15.2
Agricultural Machinery	1,155,648	9.4
Agricultural Supplies and Logistics	832,831	6.8
Money Market Fund	516,500	4.2
Total Investments	$12,834,581	104.2%
Other Assets and Liabilities, Net	(513,102)	(4.2)
Total Net Assets	$12,321,479	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2018 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $641,940; total market value of collateral held by the Fund was $671,150. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $163,893.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of this security was $-. The security is fair valued using significant unobservable input. The valuation technique can be found at the end of the schedule of investments for the Fund.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at January 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks	$12,318,081	$–	$ –	(f)	$12,318,081
Short-Term Investment:
Money Market Fund	9,243	–	–		9,243
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	507,257	–	–		507,257
Total Investments in Securities	$12,834,581	$–	$–		$12,834,581

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $- has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(g)
Common Stock:
China Huishan Dairy Holdings Co., Ltd.(h)	$–(i)	$–	$–	$–	$–	$–	$–	$–	$–(i)	$–
Total	$– (i)	$–	$–	$–	$–	$–	$–	$–	$–(i)	$–

Information about Level 3 fair value measurements as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$–	Issuer Specific facts				Company Announcements

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Includes a level 3 security valued at $-.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.6%
Australia - 0.4%
Cooper Energy Ltd.*	50,963	$15,063

Canada - 9.7%
Baytex Energy Corp.*	8,297	25,361
Cardinal Energy Ltd.	3,718	13,789
CES Energy Solutions Corp.	9,041	43,847
Ensign Energy Services, Inc.	4,540	27,236
Gibson Energy, Inc.	5,050	73,104
MEG Energy Corp.*(a)	8,077	36,604
Obsidian Energy Ltd.*	16,582	17,300
Pengrowth Energy Corp.*	14,951	11,821
Spartan Energy Corp.*	5,940	30,164
TORC Oil & Gas Ltd.	6,468	35,850
Trinidad Drilling Ltd.*	9,686	13,895

Total Canada		328,971
China - 4.8%
China Oilfield Services Ltd., Class H	65,528	78,166
Sinopec Oilfield Service Corp., Class H*	75,459	13,507
Sinopec Shanghai Petrochemical Co., Ltd., Class H	116,899	71,591

Total China		163,264
Indonesia - 0.1%
PT Elnusa Tbk	114,506	3,643

Italy - 1.1%
Saras SpA	16,268	35,648

Japan - 6.2%
Cosmo Energy Holdings Co., Ltd.	2,779	108,838
Fuji Oil Co. Ltd.	1,527	7,946
Showa Shell Sekiyu K.K.	6,650	94,247

Total Japan		211,031
Norway - 1.6%
Aker Solutions ASA*	4,287	24,796
DNO ASA*	23,025	29,575

Total Norway		54,371
Spain - 1.1%
Tecnicas Reunidas SA	1,116	38,149

Switzerland - 3.6%
Transocean Ltd.*	11,301	121,938

Thailand - 8.8%
Bangchak Corp. PCL	37,572	50,084
IRPC PCL	432,322	101,455
Star Petroleum Refining PCL‡	60,942	32,495
Thai Oil PCL	35,109	114,900

Total Thailand		298,934
United Kingdom - 8.4%
Genel Energy PLC*	3,267	6,133
Subsea 7 SA	9,078	141,912
Tullow Oil PLC*	49,122	139,533

Total United Kingdom		287,578
United States - 53.8%
Basic Energy Services, Inc.*	631	12,298
C&J Energy Services, Inc.*	1,675	51,289
California Resources Corp.*	1,169	24,701
CVR Energy, Inc.	452	16,177
CVR Refining LP	4,103	68,725
Delek US Holdings, Inc.	2,125	74,141
Denbury Resources, Inc.*	11,442	27,804
Diamond Offshore Drilling, Inc.*	1,853	32,761
Energy XXI Gulf Coast, Inc.*	698	4,684
Ensco PLC, Class A	12,550	74,045
EP Energy Corp., Class A*	1,135	2,168
Extraction Oil & Gas, Inc.*	3,110	43,851
Fairmount Santrol Holdings, Inc.*	4,473	24,915
Gulfport Energy Corp.*	4,572	46,497

	Shares	Value
Common Stocks (continued)
United States (continued)
Halcon Resources Corp.*	4,212	$33,654
Jagged Peak Energy, Inc.*	1,043	13,403
Keane Group, Inc.*	891	14,728
Kosmos Energy Ltd.*	6,606	45,647
Lilis Energy, Inc.*	871	3,745
Nabors Industries Ltd.	7,643	59,921
Noble Corp. PLC*	6,997	32,816
NOW, Inc.*	3,067	36,160
Oasis Petroleum, Inc.*	6,718	58,178
Oceaneering International, Inc.	2,812	58,152
Oil States International, Inc.*	1,445	46,240
Par Pacific Holdings, Inc.*	926	16,881
PBF Energy, Inc., Class A	2,974	96,149
Pioneer Energy Services Corp.*	2,183	7,095
Plains GP Holdings LP, Class A*	4,124	87,759
ProPetro Holding Corp.*	1,780	33,250
QEP Resources, Inc.*	6,916	64,734
Resolute Energy Corp.*	559	18,961
Rowan Cos. PLC, Class A*	3,585	52,771
RPC, Inc.	1,730	34,946
Sanchez Energy Corp.*	2,088	10,336
SemGroup Corp., Class A	2,258	64,692
Shell Midstream Partners LP	2,857	81,796
SM Energy Co.	3,198	74,673
Solaris Oilfield Infrastructure, Inc., Class A*	506	9,548
SRC Energy, Inc.*	6,721	66,874
Superior Energy Services, Inc.*	4,353	45,489
Tallgrass Energy Partners LP	1,345	59,180
Viper Energy Partners LP(a)	1,167	28,230
Whiting Petroleum Corp.*	2,599	72,564

Total United States		1,832,628

Total Common Stocks
(Cost $3,278,329)		3,391,218
Investment of Cash Collateral For Securities Loaned — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(b)
(Cost $55,328)	55,328	55,328

Total Investments — 101.2%
(Cost $3,333,657)		3,446,546
Other Assets and Liabilities, Net — (1.2)%		(41,730)
Net Assets — 100.0%		$3,404,816

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF (continued)

January 31, 2018 (unaudited)

		% of
Industry	Value	Net Assets
Equipment, Services & Drilling	$1,376,173	40.4%
Exploration & Production	1,132,667	33.3
Refining & Marketing	882,378	25.9
Money Market Fund	55,328	1.6
Total Investments	$3,446,546	101.2%
Other Assets and Liabilities, Net	(41,730)	(1.2)
Total Net Assets	$3,404,816	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $53,721; total market value of collateral held by the Fund was $55,328.
(b)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$3,391,218	$–	$–	$3,391,218
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	55,328	–	–	55,328
Total Investments in Securities	$3,446,546	$–	$–	$3,446,546

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Diversified REITs - 16.8%
American Assets Trust, Inc.	40,272	$1,419,991
Empire State Realty Trust, Inc., Class A	163,814	3,202,564
Granite Point Mortgage Trust, Inc.	43,283	746,199
Investors Real Estate Trust	122,697	695,692
Kennedy-Wilson Holdings, Inc.(a)	131,579	2,335,527
Monmouth Real Estate Investment Corp.	73,133	1,249,843
New Senior Investment Group, Inc.	82,453	631,590
Preferred Apartment Communities, Inc., Class A	37,399	623,441
Redwood Trust, Inc.	78,323	1,166,230
Resource Capital Corp.(a)	30,085	285,206
Select Income REIT	64,811	1,449,174
Washington Real Estate Investment Trust	80,284	2,300,939
Winthrop Realty Trust*(a)(b)(c)	29,107	184,247
		–
Total Diversified REITs		16,290,643

Hotel REITs - 16.1%
Ashford Hospitality Prime, Inc.	31,040	279,981
Ashford Hospitality Trust, Inc.	90,726	584,275
Chatham Lodging Trust	45,792	1,025,741
Chesapeake Lodging Trust	60,519	1,656,405
DiamondRock Hospitality Co.	203,997	2,399,005
Hersha Hospitality Trust	41,295	766,022
MGM Growth Properties LLC, Class A(a)	72,886	2,045,181
Pebblebrook Hotel Trust(a)	69,929	2,727,231
Summit Hotel Properties, Inc.(a)	106,002	1,641,971
Xenia Hotels & Resorts, Inc.	110,037	2,442,821
		–
Total Hotel REITs		15,568,633

Mortgage REITs - 12.2%
AG Mortgage Investment Trust, Inc.	28,662	499,865
Altisource Residential Corp.(a)	47,225	519,947
Anworth Mortgage Asset Corp.(a)	99,426	483,210
Apollo Commercial Real Estate Finance, Inc.(a)	109,850	1,995,974
Arbor Realty Trust, Inc.(a)	49,595	404,199
ARMOUR Residential REIT, Inc.	42,636	998,109
Capstead Mortgage Corp.	97,571	801,058
Dynex Capital, Inc.	52,288	339,872
Invesco Mortgage Capital, Inc.(a)	114,876	1,865,586
iStar, Inc.	67,102	707,926
MTGE Investment Corp.	46,591	792,047
New York Mortgage Trust, Inc.(a)	113,891	649,179
Orchid Island Capital, Inc.	45,813	347,263
PennyMac Mortgage Investment Trust	65,824	1,079,514
Western Asset Mortgage Capital Corp.(a)	41,926	391,170
		–
Total Mortgage REITs		11,874,919

Office REITs - 15.8%
Brandywine Realty Trust(a)	179,172	3,214,346
Easterly Government Properties, Inc.(a)	45,013	937,621
Franklin Street Properties Corp.	106,341	1,078,298
Global Net Lease, Inc.	69,306	1,271,072
Government Properties Income Trust(a)	100,429	1,723,361
Lexington Realty Trust	223,646	2,017,287
Mack-Cali Realty Corp.	84,831	1,702,558

	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Rexford Industrial Realty, Inc.	80,004	$2,375,319
Tier REIT, Inc.(a)	48,761	946,451
		–
Total Office REITs		15,266,313

Residential REITs - 3.7%
Bluerock Residential Growth REIT, Inc.(a)	24,954	209,115
Education Realty Trust, Inc.	77,849	2,571,352
Independence Realty Trust, Inc.(a)	85,832	788,796
		–
Total Residential REITs		3,569,263

Retail REITs - 17.0%
Acadia Realty Trust(a)	85,434	2,098,259
CBL & Associates Properties, Inc.(a)	172,428	958,700
Cedar Realty Trust, Inc.	90,362	461,750
Four Corners Property Trust, Inc.	62,905	1,484,558
Getty Realty Corp.	32,924	863,926
Kite Realty Group Trust(a)	85,966	1,449,387
Pennsylvania Real Estate Investment Trust(a)	70,105	782,372
Ramco-Gershenson Properties Trust(a)	80,378	1,062,597
Retail Opportunity Investments Corp.(a)	111,015	2,039,346
Seritage Growth Properties, Class A(a)	26,161	1,077,833
Tanger Factory Outlet Centers, Inc.	95,668	2,408,920
Washington Prime Group, Inc.(a)	191,213	1,258,181
Whitestone REIT	38,144	501,212
		–
Total Retail REITs		16,447,041

Specialized REITs - 18.1%
CareTrust REIT, Inc.	77,318	1,228,583
InfraREIT, Inc.	40,228	763,528
National Storage Affiliates Trust	50,636	1,284,635
Physicians Realty Trust(a)	183,912	2,997,766
QTS Realty Trust, Inc., Class A(a)	44,792	2,230,642
Quality Care Properties, Inc.*(a)	96,700	1,305,450
Sabra Health Care REIT, Inc.	181,883	3,292,082
STAG Industrial, Inc.	96,925	2,454,141
Terreno Realty Corp.	54,969	1,956,896
		–
Total Specialized REITs		17,513,723

Total Common Stocks
(Cost $101,485,772)		96,530,535
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(d)
(Cost $168,415)	168,415	168,415

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 4.2%
Money Market Fund — 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(d)
(Cost $4,098,885)	4,098,885	$4,098,885

Total Investments — 104.1%
(Cost $105,753,072)		100,797,835
Other Assets and Liabilities, Net — (4.1)%		(3,972,853)
Net Assets — 100.0%		$96,824,982

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $17,774,530; total market value of collateral held by the Fund was $18,112,780. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $14,013,895.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of this security was $184,247.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks	$96,346,288	$–	$ 184,247	(f)	$96,530,535
Short-Term Investment:
Money Market Fund	168,415	–	–		168,415
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,098,885	–	–		4,098,885
Total Investments in Securities	$100,613,588	$–	$184,247		$100,797,835

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $184,247 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(g)
Common Stock:
Winthrop Realty Trust(h)	$227,908	$–	$–	$(43,661)	$–	$–	$–	$–	$184,247	$(43,661)
Total	$227,908	$–	$–	$(43,661)	$–	$–	$–	$–	$184,247	$(43,661)

Information about Level 3 fair value measurements as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$184,247	Issuer Specific Facts				Company Announcements

(g)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2018 (unaudited)

an

	Shares	Value
Common Stocks - 99.3%
Australia - 6.6%
AGL Energy Ltd.	19,075	$362,054
Alumina Ltd.	88,570	172,844
Amcor Ltd.	32,902	387,913
AMP Ltd.	82,325	349,979
APA Group	33,529	218,830
Aristocrat Leisure Ltd.	19,487	377,132
ASX Ltd.	8,104	359,216
Aurizon Holdings Ltd.	59,467	225,358
Australia & New Zealand Banking Group Ltd.	72,793	1,684,623
Bank of Queensland Ltd.	17,472	175,293
Bendigo & Adelaide Bank Ltd.	19,057	180,702
BHP Billiton Ltd.	81,727	1,998,589
BHP Billiton PLC	52,777	1,173,806
BlueScope Steel Ltd.	14,205	166,786
Boral Ltd.	43,854	284,086
Brambles Ltd.	43,892	351,861
Caltex Australia Ltd.	8,510	239,599
Challenger Ltd.	24,249	267,830
Coca-Cola Amatil Ltd.	24,851	168,632
Commonwealth Bank of Australia	44,416	2,836,627
Computershare Ltd.	19,106	258,367
CSL Ltd.	12,246	1,451,930
Dexus	36,649	282,817
Fortescue Metals Group Ltd.	41,190	165,434
Goodman Group	52,662	344,982
GPT Group (The)	63,483	258,569
Incitec Pivot Ltd.	61,277	185,079
Insurance Australia Group Ltd.	73,291	429,675
Macquarie Group Ltd.	8,465	706,908
Medibank Pvt Ltd.	95,143	258,091
Mirvac Group	131,198	233,723
National Australia Bank Ltd.	68,389	1,613,161
Newcrest Mining Ltd.	20,168	370,225
Oil Search Ltd.	38,981	238,946
Orica Ltd.	13,240	205,845
Origin Energy Ltd.*	51,387	388,643
QBE Insurance Group Ltd.	38,505	336,114
Ramsay Health Care Ltd.	4,109	227,419
Santos Ltd.*	52,833	218,186
Scentre Group	138,844	466,580
SEEK Ltd.	14,542	230,209
Sonic Healthcare Ltd.	13,956	269,526
South32 Ltd.	138,631	428,820
Stockland	77,954	266,380
Suncorp Group Ltd.	38,384	424,573
Sydney Airport	39,852	219,760
Telstra Corp. Ltd.	102,880	305,737
Transurban Group	60,260	586,522
Treasury Wine Estates Ltd.	24,135	334,582
Vicinity Centres	98,079	213,638
Wesfarmers Ltd.	28,873	1,024,274
Westfield Corp.	54,581	403,960
Westpac Banking Corp.	84,510	2,118,654
Woodside Petroleum Ltd.	23,962	642,635
Woolworths Group Ltd.	35,163	767,354

Total Australia		28,859,078
Austria - 0.3%
ams AG*	1,812	167,400
ANDRITZ AG	3,226	194,188
Erste Group Bank AG*	9,344	471,781
OMV AG	5,781	373,479

Total Austria		1,206,848

	Shares	Value
Common Stocks (continued)
Belgium - 1.1%
Ageas	6,236	$330,472
Anheuser-Busch InBev SA/NV	19,293	2,190,483
Groupe Bruxelles Lambert SA	2,725	322,086
KBC Group NV	7,375	711,106
Proximus SADP	4,840	163,759
Solvay SA	2,247	326,247
UCB SA	3,687	322,434
Umicore SA	6,345	334,826

Total Belgium		4,701,413
Chile - 0.0%(a)
Antofagasta PLC	9,240	122,331

China - 0.3%
AAC Technologies Holdings, Inc.	18,580	310,718
BOC Hong Kong Holdings Ltd.	105,835	540,579
China Mengniu Dairy Co., Ltd.*	74,066	241,948
Want Want China Holdings Ltd.	211,646	186,982

Total China		1,280,227
Denmark - 1.6%
AP Moller - Maersk A/S, Class A	119	204,169
AP Moller - Maersk A/S, Class B	171	306,267
Carlsberg A/S, Class B	3,078	396,613
Chr Hansen Holding A/S	3,327	291,813
Coloplast A/S, Class B	4,377	390,210
Danske Bank A/S	17,960	732,024
DSV A/S	5,844	482,256
Genmab A/S*	1,828	335,969
ISS A/S	5,723	224,065
Novo Nordisk A/S, Class B	45,871	2,559,906
Novozymes A/S, Class B	6,283	349,686
Pandora A/S	2,830	269,253
Vestas Wind Systems A/S	6,036	413,231

Total Denmark		6,955,462
Finland - 0.9%
Elisa OYJ	4,034	172,169
Fortum OYJ	11,782	256,341
Kone OYJ, Class B	9,779	561,599
Neste OYJ	3,062	212,391
Nokia OYJ	144,409	697,463
Nokian Renkaat OYJ	4,433	224,652
Orion OYJ, Class B	3,653	146,988
Sampo OYJ, Class A	12,071	703,302
Stora Enso OYJ, Class R	15,059	259,260
UPM-Kymmene OYJ	15,419	521,311
Wartsila OYJ Abp	4,832	331,432

Total Finland		4,086,908
France - 9.4%
Accor SA	5,955	340,136
Aeroports de Paris	638	132,968
Air Liquide SA	11,063	1,496,008
Airbus SE	14,541	1,675,587
Alstom SA	5,231	230,359
Arkema SA	2,495	319,828
Atos SE	2,773	438,717
AXA SA	47,279	1,560,498
BNP Paribas SA	27,907	2,315,360
Bouygues SA	6,003	334,801
Bureau Veritas SA	8,835	259,857
Capgemini SE	4,028	536,663
Carrefour SA	14,780	354,895
Casino Guichard Perrachon SA	1,987	116,562
Cie de Saint-Gobain	13,466	785,335
Cie Generale des Etablissements Michelin	5,076	814,458

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Credit Agricole SA	28,495	$538,677
Danone SA	14,301	1,237,463
Dassault Systemes SE	3,800	439,680
Edenred	9,212	298,487
Engie SA	42,290	736,505
Essilor International SA	5,351	762,592
Eutelsat Communications SA	6,371	140,638
Groupe Eurotunnel SE	14,432	203,159
Hermes International	859	476,408
Iliad SA	781	202,759
Ingenico Group SA	1,762	201,283
Ipsen SA	1,205	169,553
JCDecaux SA	3,058	132,799
Kering	2,104	1,068,868
Klepierre SA	6,092	279,203
Legrand SA	7,867	656,817
L'Oreal SA	6,108	1,393,216
LVMH Moet Hennessy Louis Vuitton SE	6,430	2,023,370
Natixis SA	23,288	212,767
Orange SA	47,926	868,392
Orpea	1,455	182,344
Pernod Ricard SA	5,263	841,184
Peugeot SA	11,571	260,760
Publicis Groupe SA	5,842	405,221
Renault SA	5,025	554,439
Rexel SA	11,554	208,992
Rubis SCA	2,143	158,577
Safran SA	7,522	852,156
Sanofi	28,043	2,484,547
Schneider Electric SE*	14,113	1,327,035
SCOR SE	5,588	250,953
Societe BIC SA	977	112,338
Societe Generale SA	18,952	1,106,221
Sodexo SA	2,150	276,809
Suez	9,749	145,859
Teleperformance	1,722	261,927
Thales SA	2,973	334,659
TOTAL SA	56,762	3,297,621
Ubisoft Entertainment SA*	1,995	171,335
Unibail-Rodamco SE	2,658	684,095
Valeo SA	6,851	541,949
Veolia Environnement SA	13,068	330,310
Vinci SA	12,341	1,337,521
Vivendi SA	29,040	854,853
Zodiac Aerospace*	6,636	206,918

Total France		40,943,291
Germany - 8.5%
adidas AG	5,410	1,262,310
Allianz SE	11,267	2,856,300
BASF SE	23,882	2,806,115
Bayer AG	21,522	2,826,420
Bayerische Motoren Werke AG	8,810	1,009,376
Beiersdorf AG	3,121	371,303
Brenntag AG	4,803	312,450
Commerzbank AG*	28,726	474,443
Continental AG	2,783	837,955
Covestro AG‡	2,881	332,270
Daimler AG	24,410	2,242,038
Deutsche Bank AG	49,383	910,111
Deutsche Boerse AG	4,859	625,588
Deutsche Post AG	23,900	1,133,475
Deutsche Telekom AG	80,244	1,411,991
Deutsche Wohnen SE	10,481	475,264

	Shares	Value
Common Stocks (continued)
Germany (continued)
E.ON SE	53,406	$562,782
Fresenius Medical Care AG & Co. KGaA	5,623	651,452
Fresenius SE & Co. KGaA	11,138	977,922
GEA Group AG	5,432	270,880
Hannover Rueck SE	1,803	247,294
HeidelbergCement AG	4,131	449,160
Henkel AG & Co. KGaA	2,700	339,043
HUGO BOSS AG	2,302	212,154
Infineon Technologies AG	32,382	944,357
K+S AG(b)	6,019	169,609
LANXESS AG	3,253	284,561
LEG Immobilien AG	1,626	183,964
Linde AG*	4,940	1,209,878
Merck KGaA	3,444	377,638
METRO AG*	5,162	112,535
MTU Aero Engines AG	1,952	350,895
Muenchener Rueckversicherungs-Gesellschaft AG	3,401	803,085
OSRAM Licht AG	3,506	307,304
ProSiebenSat.1 Media SE	6,976	267,576
RWE AG*	14,399	289,154
SAP SE	23,539	2,663,473
Siemens AG	19,606	2,983,658
Symrise AG	4,070	341,529
thyssenkrupp AG	13,431	423,981
TUI AG	12,217	276,755
United Internet AG	3,702	270,711
Volkswagen AG	704	156,546
Vonovia SE	11,833	585,364
Wirecard AG	3,955	494,172
Zalando SE‡*	3,532	207,592

Total Germany		37,302,433
Hong Kong - 3.3%
AIA Group Ltd.	314,065	2,690,339
ASM Pacific Technology Ltd.	6,786	92,661
Bank of East Asia Ltd. (The)(b)	50,133	216,968
CK Asset Holdings Ltd.	73,954	705,837
CK Hutchison Holdings Ltd.	75,389	1,017,852
CK Infrastructure Holdings Ltd.	22,722	202,339
CLP Holdings Ltd.	47,906	489,077
Galaxy Entertainment Group Ltd.	60,216	533,529
Hang Lung Properties Ltd.	70,510	186,610
Hang Seng Bank Ltd.	21,816	519,359
Henderson Land Development Co., Ltd.	35,304	246,902
Hong Kong & China Gas Co., Ltd.	239,700	473,795
Hong Kong Exchanges and Clearing Ltd.	32,870	1,245,634
Hongkong Land Holdings Ltd.	37,119	267,257
Hopewell Holdings Ltd.	44,023	178,142
Hysan Development Co., Ltd.	36,401	203,380
Jardine Matheson Holdings Ltd.	5,639	357,964
Jardine Strategic Holdings Ltd.	5,632	224,154
Li & Fung Ltd.	213,585	108,957
Link REIT	66,159	585,339
MTR Corp. Ltd.	44,108	252,643
New World Development Co., Ltd.	187,248	303,084
Power Assets Holdings Ltd.	40,147	356,996
Sands China Ltd.	68,771	409,736
Sino Land Co., Ltd.	107,403	198,013
Sun Hung Kai Properties Ltd.	38,472	668,462
Swire Pacific Ltd., Class A	17,798	178,061
Techtronic Industries Co., Ltd.	44,214	294,517
WH Group Ltd.‡	197,016	244,083
Wharf Holdings Ltd. (The)	36,169	148,210

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Wharf Real Estate Investment Co., Ltd.*	35,475	$245,149
Wheelock & Co., Ltd.	28,274	221,415
Yue Yuen Industrial Holdings Ltd.	32,725	147,695

Total Hong Kong		14,214,159
Ireland - 0.6%
AIB Group PLC	17,866	124,971
Bank of Ireland Group PLC*	25,091	245,681
CRH PLC(c)	21,766	808,475
James Hardie Industries PLC	13,841	244,441
Kerry Group PLC, Class A	3,895	416,076
Kingspan Group PLC	4,229	195,980
Paddy Power Betfair PLC	2,271	264,010
Smurfit Kappa Group PLC	6,534	229,690

Total Ireland		2,529,324
Israel - 0.5%
Bank Hapoalim BM	58,507	439,219
Bank Leumi Le-Israel BM	78,444	483,762
Bezeq The Israeli Telecommunication Corp. Ltd.	126,356	209,167
Nice Ltd.	3,808	348,628
Teva Pharmaceutical Industries Ltd.	24,935	517,916

Total Israel		1,998,692
Italy - 2.2%
Assicurazioni Generali SpA	34,254	681,471
Atlantia SpA	16,402	545,147
Banco BPM SpA*	37,040	141,358
Enel SpA	203,870	1,297,793
Eni SpA	67,633	1,220,501
Ferrari NV	3,420	409,175
Intesa Sanpaolo SpA	364,752	1,436,100
Leonardo SpA	14,381	174,135
Luxottica Group SpA	4,643	299,612
Mediobanca SpA	25,021	305,216
Prysmian SpA	9,448	333,558
Recordati SpA	4,294	196,157
Snam SpA	71,913	351,086
Telecom Italia SpA*	293,190	264,873
Telecom Italia SpA-RSP	174,594	133,893
Terna Rete Elettrica Nazionale SpA	51,075	308,462
UniCredit SpA*	58,539	1,294,127
Unione di Banche Italiane SpA	30,812	160,138

Total Italy		9,552,802
Japan - 23.8%
Aeon Co., Ltd.	20,631	351,079
Air Water, Inc.	8,908	190,230
Aisin Seiki Co., Ltd.	5,360	312,796
Ajinomoto Co., Inc.	15,964	302,739
Alfresa Holdings Corp.	7,565	184,282
Alps Electric Co., Ltd.	6,087	175,101
Amada Holdings Co., Ltd.	16,833	249,206
Aozora Bank Ltd.	5,377	217,730
Asahi Glass Co., Ltd.	6,924	303,843
Asahi Group Holdings Ltd.	11,646	585,848
Asahi Kasei Corp.	40,458	527,987
Asics Corp.(b)	6,785	111,638
Astellas Pharma, Inc.	57,524	758,871
Bandai Namco Holdings, Inc.	7,399	241,312
Bridgestone Corp.	17,191	835,651
Brother Industries Ltd.	9,547	244,109
Canon, Inc.	28,269	1,126,306
Casio Computer Co., Ltd.	8,417	127,618
Central Japan Railway Co.	4,905	927,930

	Shares	Value
Common Stocks (continued)
Japan (continued)
Chiba Bank Ltd. (The)	24,898	$215,324
Chubu Electric Power Co., Inc.	19,544	245,206
Chugai Pharmaceutical Co., Ltd.	6,780	358,395
Chugoku Electric Power Co., Inc. (The)	10,228	113,098
Concordia Financial Group Ltd.	39,755	240,741
Credit Saison Co., Ltd.	6,949	126,241
Dai Nippon Printing Co., Ltd.	11,013	245,171
Daicel Corp.	12,777	154,745
Dai-ichi Life Holdings, Inc.	30,750	643,847
Daiichi Sankyo Co., Ltd.	19,947	670,656
Daikin Industries Ltd.	7,580	909,350
Daito Trust Construction Co., Ltd.	2,218	387,396
Daiwa House Industry Co., Ltd.	18,079	713,024
Daiwa Securities Group, Inc.	49,942	357,882
Denso Corp.	12,821	801,408
Dentsu, Inc.	6,477	289,864
Don Quijote Holdings Co., Ltd.	3,991	221,204
East Japan Railway Co.	9,965	990,064
Eisai Co., Ltd.	7,634	435,779
Electric Power Development Co., Ltd.	5,689	161,307
FANUC Corp.	5,297	1,430,343
Fast Retailing Co., Ltd.	1,439	641,885
FUJIFILM Holdings Corp.	11,298	433,683
Fujitsu Ltd.	56,569	416,617
Fukuoka Financial Group, Inc.	30,943	179,158
Gunma Bank Ltd. (The)	20,184	121,487
Hamamatsu Photonics K.K.	5,168	190,802
Hankyu Hanshin Holdings, Inc.	7,659	308,381
Hino Motors Ltd.	12,330	162,999
Hirose Electric Co., Ltd.	1,355	202,961
Hitachi Ltd.	125,548	996,517
Honda Motor Co., Ltd.	46,320	1,623,566
Hoya Corp.	11,502	586,823
Idemitsu Kosan Co., Ltd.	4,404	164,613
IHI Corp.	5,286	176,757
Inpex Corp.	28,614	371,978
Isetan Mitsukoshi Holdings Ltd.	11,536	137,918
Isuzu Motors Ltd.	19,437	327,467
ITOCHU Corp.	40,515	793,931
Iyo Bank Ltd. (The)	13,380	109,952
J Front Retailing Co., Ltd.	8,893	162,617
Japan Exchange Group, Inc.	16,260	292,115
Japan Tobacco, Inc.	32,393	1,071,902
JFE Holdings, Inc.	15,470	366,855
JGC Corp.	9,229	199,199
JTEKT Corp.	8,904	158,576
JXTG Holdings, Inc.	104,526	693,105
Kajima Corp.	25,142	248,529
Kansai Electric Power Co., Inc. (The)	20,819	258,151
Kansai Paint Co., Ltd.	9,522	235,095
Kao Corp.	13,709	949,853
Kawasaki Heavy Industries Ltd.	5,304	218,662
KDDI Corp.	47,351	1,194,240
Keikyu Corp.	9,891	194,821
Keio Corp.	4,466	211,936
Keisei Electric Railway Co., Ltd.	5,741	194,338
Keyence Corp.	2,503	1,523,286
Kikkoman Corp.	6,461	266,952
Kintetsu Group Holdings Co., Ltd.	5,741	226,684
Kirin Holdings Co., Ltd.	25,539	636,632
Koito Manufacturing Co., Ltd.	4,331	304,327
Komatsu Ltd.	26,208	1,016,819
Konami Holdings Corp.	2,983	170,527
Konica Minolta, Inc.	16,730	166,449

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kubota Corp.	32,714	$664,440
Kuraray Co., Ltd.	14,834	277,233
Kurita Water Industries Ltd.	6,589	215,498
Kyocera Corp.	9,134	606,758
Kyowa Hakko Kirin Co., Ltd.	9,772	191,134
Kyushu Electric Power Co., Inc.	14,311	156,542
Lawson, Inc.	2,100	141,982
Lion Corp.	8,286	155,313
LIXIL Group Corp.	9,168	257,431
M3, Inc.	7,365	269,217
Mabuchi Motor Co., Ltd.	2,301	136,178
Makita Corp.	8,516	401,010
Marubeni Corp.	53,373	400,071
Marui Group Co., Ltd.	8,885	161,656
Mazda Motor Corp.	16,587	232,420
MEIJI Holdings Co., Ltd.	4,152	347,284
MINEBEA MITSUMI, Inc.	11,302	255,435
Miraca Holdings, Inc.	3,233	148,092
MISUMI Group, Inc.	10,438	314,130
Mitsubishi Chemical Holdings Corp.	39,710	430,915
Mitsubishi Corp.	36,823	1,028,905
Mitsubishi Electric Corp.	54,648	997,537
Mitsubishi Estate Co., Ltd.	33,562	642,153
Mitsubishi Heavy Industries Ltd.	8,901	334,496
Mitsubishi Materials Corp.	4,524	167,648
Mitsubishi Motors Corp.	21,700	160,829
Mitsubishi UFJ Financial Group, Inc.	340,211	2,558,245
Mitsui & Co., Ltd.	47,370	830,619
Mitsui Chemicals, Inc.	4,949	155,287
Mitsui Fudosan Co., Ltd.	25,689	672,496
Mitsui OSK Lines Ltd.(b)	4,847	173,623
Mizuho Financial Group, Inc.	634,172	1,192,758
MS&AD Insurance Group Holdings, Inc.	14,758	501,735
Murata Manufacturing Co., Ltd.	5,173	763,474
Nabtesco Corp.	6,342	299,219
NEC Corp.	7,956	239,799
NGK Insulators Ltd.	9,610	195,625
NGK Spark Plug Co., Ltd.	7,435	195,556
NH Foods Ltd.	8,723	209,534
Nidec Corp.	6,443	1,030,006
Nikon Corp.	13,613	264,016
Nintendo Co., Ltd.	2,865	1,259,072
Nippon Express Co., Ltd.	2,738	196,655
Nippon Paint Holdings Co., Ltd.(b)	5,229	187,067
Nippon Shinyaku Co., Ltd.	2,425	166,843
Nippon Steel & Sumitomo Metal Corp.	22,379	569,649
Nippon Telegraph & Telephone Corp.	19,249	915,410
Nippon Yusen K.K.*	6,090	152,369
Nissan Chemical Industries Ltd.	6,478	263,797
Nissan Motor Co., Ltd.	48,463	516,575
Nisshin Seifun Group, Inc.	11,568	231,773
Nissin Foods Holdings Co., Ltd.	3,422	253,307
Nitori Holdings Co., Ltd.	2,382	379,379
Nitto Denko Corp.	4,762	435,126
Nomura Holdings, Inc.	93,777	607,826
Nomura Research Institute Ltd.	4,428	203,642
NSK Ltd.	15,945	262,354
NTT Data Corp.	21,288	250,218
NTT DOCOMO, Inc.	34,764	861,337
Obayashi Corp.	24,003	288,507
Obic Co., Ltd.	2,737	212,882
Odakyu Electric Railway Co., Ltd.	10,603	233,129
Oji Holdings Corp.	34,629	236,983
Olympus Corp.	9,312	357,875

	Shares	Value
Common Stocks (continued)
Japan (continued)
Omron Corp.	6,494	$405,150
Ono Pharmaceutical Co., Ltd.	13,598	335,668
Oriental Land Co., Ltd.	5,694	556,072
ORIX Corp.	36,173	674,381
Osaka Gas Co., Ltd.	11,579	229,448
Otsuka Holdings Co., Ltd.	12,447	552,592
Panasonic Corp.	57,565	853,811
PeptiDream, Inc.*	3,289	135,592
Rakuten, Inc.	21,711	196,076
Recruit Holdings Co., Ltd.	34,440	838,953
Renesas Electronics Corp.*	12,589	147,970
Resona Holdings, Inc.	68,919	415,010
Ricoh Co., Ltd.	23,539	231,174
Rohm Co., Ltd.	3,312	363,196
Ryohin Keikaku Co., Ltd.	833	278,163
Santen Pharmaceutical Co., Ltd.	13,961	227,791
SBI Holdings, Inc.	10,565	255,426
Secom Co., Ltd.	5,955	455,102
Seibu Holdings, Inc.	7,588	151,544
Seiko Epson Corp.	9,999	242,475
Sekisui Chemical Co., Ltd.	14,971	285,279
Sekisui House Ltd.	18,146	332,149
Seven & i Holdings Co., Ltd.	20,610	847,020
Sharp Corp.*(b)	3,838	143,281
Shimadzu Corp.	10,558	266,090
Shimano, Inc.	2,377	339,711
Shimizu Corp.	21,369	218,672
Shin-Etsu Chemical Co., Ltd.	11,462	1,303,132
Shionogi & Co., Ltd.	8,896	492,008
Shiseido Co., Ltd.	12,140	622,932
Shizuoka Bank Ltd. (The)	19,622	208,705
SMC Corp.	1,696	831,569
SoftBank Group Corp.	22,236	1,829,319
Sompo Holdings, Inc.	10,771	430,820
Sony Corp.	33,088	1,578,997
Sotetsu Holdings, Inc.(b)	4,790	131,867
Stanley Electric Co., Ltd.	5,959	241,570
Start Today Co., Ltd.	5,355	157,233
Subaru Corp.	16,650	551,873
Sumitomo Chemical Co., Ltd.	46,817	343,123
Sumitomo Corp.	34,278	590,063
Sumitomo Electric Industries Ltd.	22,769	388,088
Sumitomo Metal Mining Co., Ltd.	7,509	351,390
Sumitomo Mitsui Financial Group, Inc.	35,654	1,593,333
Sumitomo Mitsui Trust Holdings, Inc.	10,689	443,306
Sumitomo Realty & Development Co., Ltd.	12,405	475,721
Suntory Beverage & Food Ltd.	4,439	211,875
Suruga Bank Ltd.	7,580	152,912
Suzuki Motor Corp.	11,431	652,213
Sysmex Corp.	4,436	347,874
T&D Holdings, Inc.	19,084	339,702
Taiheiyo Cement Corp.	5,182	220,041
Taisei Corp.	7,468	379,711
Taisho Pharmaceutical Holdings Co., Ltd.	2,033	166,134
Takashimaya Co., Ltd.	14,713	152,447
Takeda Pharmaceutical Co., Ltd.	20,857	1,225,758
TDK Corp.	3,708	341,399
Teijin Ltd.	8,079	178,448
Terumo Corp.	10,418	509,662
Tobu Railway Co., Ltd.	7,487	251,384
Toho Co., Ltd.	5,627	190,222
Tohoku Electric Power Co., Inc.	14,260	183,810
Tokio Marine Holdings, Inc.	19,290	908,347
Tokyo Electric Power Co., Holdings, Inc.*	43,263	175,184

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Electron Ltd.	4,576	$857,725
Tokyo Gas Co., Ltd.	13,027	309,459
Tokyu Corp.	17,504	292,495
Toppan Printing Co., Ltd.	20,554	193,009
Toray Industries, Inc.	45,368	450,958
Toshiba Corp.*	102,742	292,728
Tosoh Corp.	8,021	183,707
TOTO Ltd.	5,588	318,934
Toyo Suisan Kaisha Ltd.	4,294	174,073
Toyota Industries Corp.	5,102	331,393
Toyota Motor Corp.	65,935	4,518,289
Toyota Tsusho Corp.	7,505	303,211
Tsuruha Holdings, Inc.	1,545	215,144
Ulvac, Inc.	1,614	107,792
Unicharm Corp.	12,092	322,919
USS Co., Ltd.	10,047	223,666
West Japan Railway Co.	5,317	398,257
Yahoo Japan Corp.	45,962	221,062
Yakult Honsha Co., Ltd.	3,664	306,131
Yamada Denki Co., Ltd.	27,278	161,686
Yamaguchi Financial Group, Inc.	11,668	136,610
Yamaha Corp.	4,710	193,958
Yamaha Motor Co., Ltd.	9,191	304,809
Yamato Holdings Co., Ltd.	11,218	288,993

Total Japan		104,049,536
Jersey - 0.1%
Randgold Resources Ltd.	2,668	268,845

Luxembourg - 0.3%
ArcelorMittal*	15,293	556,773
Eurofins Scientific SE	315	206,016
RTL Group SA	1,459	124,139
SES SA	10,401	162,870
Tenaris SA	15,209	265,726

Total Luxembourg		1,315,524
Macau - 0.0%(a)
Wynn Macau Ltd.	56,896	200,772

Mexico - 0.0%(a)
Fresnillo PLC	4,680	89,446

Netherlands - 4.0%
Aegon NV	48,353	331,779
Akzo Nobel NV	6,872	645,655
Altice NV, Class A*(b)	18,257	196,869
ASML Holding NV	8,258	1,678,905
EXOR NV	3,698	286,634
Gemalto NV	2,651	164,365
Heineken Holding NV	3,106	330,825
Heineken NV	6,107	688,962
ING Groep NV	100,220	1,976,361
Koninklijke Ahold Delhaize NV	34,326	768,426
Koninklijke DSM NV	5,314	550,910
Koninklijke KPN NV	88,449	310,723
Koninklijke Philips NV	24,478	1,002,016
NN Group NV	10,056	476,036
Randstad Holding NV	3,287	232,911
Royal Dutch Shell PLC, Class A(c)	111,361	3,899,638
Royal Dutch Shell PLC, Class B(c)	98,981	3,513,269
Wolters Kluwer NV	8,858	470,416

Total Netherlands		17,524,700
New Zealand - 0.2%
Auckland International Airport Ltd.	47,011	232,938
Fisher & Paykel Healthcare Corp. Ltd.	30,267	299,048
Fletcher Building Ltd.	33,275	192,336

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Spark New Zealand Ltd.	77,730	$206,525

Total New Zealand		930,847
Norway - 0.6%
DNB ASA	31,470	641,182
Norsk Hydro ASA	37,774	276,552
Orkla ASA	27,662	289,078
Schibsted ASA, Class A	5,238	169,021
Statoil ASA	27,033	633,891
Telenor ASA	18,689	439,452
Yara International ASA	5,268	254,262

Total Norway		2,703,438
Portugal - 0.1%
EDP - Energias de Portugal SA	67,432	237,646
Galp Energia SGPS SA	8,969	171,731
Jeronimo Martins SGPS SA	8,156	174,300

Total Portugal		583,677
Russia - 0.0%(a)
Polymetal International PLC	9,423	110,577

Singapore - 1.2%
Ascendas Real Estate Investment Trust	117,156	246,983
CapitaLand Commercial Trust	190,099	271,528
CapitaLand Ltd.	78,779	231,066
CapitaLand Mall Trust	132,223	212,090
City Developments Ltd.	17,485	177,094
ComfortDelGro Corp. Ltd.	73,085	117,231
DBS Group Holdings Ltd.	45,767	922,891
Genting Singapore PLC	192,697	198,702
Keppel Corp. Ltd.	45,704	302,669
Oversea-Chinese Banking Corp. Ltd.	81,802	807,898
Singapore Exchange Ltd.	40,436	253,265
Singapore Press Holdings Ltd.(b)	80,891	163,117
Singapore Technologies Engineering Ltd.	61,313	157,825
Singapore Telecommunications Ltd.	179,084	484,233
United Overseas Bank Ltd.	33,325	698,216

Total Singapore		5,244,808
South Africa - 0.1%
Mediclinic International PLC(b)	15,877	134,835
Mondi PLC	11,676	311,655

Total South Africa		446,490
South Korea - 4.8%
Amorepacific Corp.*	1,041	291,969
AMOREPACIFIC Group*	980	130,318
Celltrion, Inc.*	2,555	755,362
Coway Co., Ltd.	2,389	212,982
DB Insurance Co., Ltd.	2,552	173,025
E-Mart Inc.	951	259,157
GS Holdings Corp.	1,993	129,526
Hana Financial Group, Inc.	9,525	464,721
Hankook Tire Co., Ltd.*	3,352	167,937
Hyundai Heavy Industries Co., Ltd.*	921	119,885
Hyundai Mobis Co., Ltd.*	1,895	439,212
Hyundai Motor Co.	4,752	720,910
Hyundai Robotics Co., Ltd.*	270	115,550
Hyundai Steel Co.	3,211	171,398
Industrial Bank of Korea	12,455	194,199
Kangwon Land, Inc.*	5,968	181,357
KB Financial Group, Inc.	12,619	795,298
Kia Motors Corp.	8,367	271,496
Korea Aerospace Industries Ltd.*	2,549	125,558
Korea Electric Power Corp.	7,638	255,709
Korea Zinc Co., Ltd.*	423	204,003

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
KT&G Corp.	4,021	$401,027
LG Chem Ltd.	1,450	586,599
LG Corp.	3,727	310,976
LG Display Co., Ltd.	7,196	216,989
LG Electronics, Inc.	3,577	343,346
LG Household & Health Care Ltd.	319	351,607
Lotte Chemical Corp.	502	197,443
NAVER Corp.	793	675,778
NCSoft Corp.	563	233,035
POSCO	2,037	725,831
Samsung Biologics Co., Ltd.‡*	459	188,483
Samsung C&T Corp.	1,980	263,295
Samsung Electro-Mechanics Co., Ltd.	1,514	150,996
Samsung Electronics Co., Ltd.	2,474	5,780,428
Samsung Fire & Marine Insurance Co., Ltd.	1,155	312,586
Samsung Life Insurance Co., Ltd.	2,403	290,291
Samsung SDI Co., Ltd.	1,640	302,552
Samsung SDS Co., Ltd.	1,009	242,364
Shinhan Financial Group Co., Ltd.	13,892	693,397
SK Holdings Co., Ltd.	1,092	325,703
SK Hynix, Inc.	14,307	984,749
SK Innovation Co., Ltd.	1,990	381,098
SK Telecom Co., Ltd.	888	220,784
S-Oil Corp.	1,964	226,223
Woori Bank	16,374	258,371

Total South Korea		20,843,523
Spain - 3.2%
Abertis Infraestructuras SA	20,075	488,165
ACS Actividades de Construccion y Servicios SA	7,956	319,735
Aena SME SA‡	1,851	404,567
Amadeus IT Group SA	11,286	878,440
Banco Bilbao Vizcaya Argentaria SA	170,952	1,611,708
Banco de Sabadell SA	160,867	383,566
Banco Santander SA(b)	404,293	3,013,327
Bankia SA	40,606	206,387
Bankinter SA	26,348	304,007
CaixaBank SA	97,342	527,134
Distribuidora Internacional de Alimentacion SA	22,366	119,836
Enagas SA	7,378	201,746
Endesa SA	8,750	197,296
Ferrovial SA	14,659	337,380
Gas Natural SDG SA	8,442	195,662
Grifols SA	15,431	498,072
Iberdrola SA*	2,938	24,002
Iberdrola SA	136,928	1,118,651
Industria de Diseno Textil SA	26,640	958,103
Red Electrica Corp. SA	12,777	271,702
Repsol SA	31,051	586,223
Siemens Gamesa Renewable Energy SA	6,091	95,379
Telefonica SA	112,721	1,158,905

Total Spain		13,899,993
Sweden - 2.6%
Alfa Laval AB	10,183	267,977
Arjo AB, B Shares*	7,642	25,102
Assa Abloy AB, B Shares	23,942	531,909
Atlas Copco AB, A Shares	15,962	750,902
Atlas Copco AB, B Shares	9,519	398,478
Boliden AB	7,335	266,897
Electrolux AB	6,450	228,454
Essity AB, B Shares*	15,592	468,485
Getinge AB, B Shares	7,629	104,802

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Hennes & Mauritz AB, B Shares	23,211	$411,767
Hexagon AB, B Shares	7,087	423,443
Industrivarden AB, A Shares	13,482	381,056
Investor AB, B Shares	11,776	577,368
Kinnevik AB, B Shares	7,854	287,382
Lundin Petroleum AB*	6,960	173,900
Nordea Bank AB	75,810	938,540
Sandvik AB	29,907	590,753
Securitas AB, B Shares	10,400	193,117
Skandinaviska Enskilda Banken AB, A Shares	36,077	457,203
Skanska AB, B Shares	10,118	206,302
SKF AB, B Shares	11,385	282,288
Svenska Cellulosa AB SCA, B Shares	15,591	161,855
Svenska Handelsbanken AB, A Shares	36,092	526,825
Swedbank AB, A Shares	26,228	672,521
Swedish Match AB	5,955	242,006
Telefonaktiebolaget LM Ericsson, B Shares	75,270	484,902
Telia Co. AB	60,321	303,736
Trelleborg AB, B Shares	9,371	250,904
Volvo AB, B Shares	40,754	834,589

Total Sweden		11,443,463
Switzerland - 8.1%
ABB Ltd.	50,443	1,408,128
Adecco Group AG	4,473	368,580
Aryzta AG*(b)	3,116	84,034
Baloise Holding AG	1,480	242,474
Chocoladefabriken Lindt & Spruengli AG	34	213,231
Cie Financiere Richemont SA	13,586	1,305,402
Clariant AG*	8,003	229,346
Coca-Cola HBC AG*	6,226	209,478
Credit Suisse Group AG*	61,531	1,188,787
Dufry AG*	1,102	171,536
EMS-Chemie Holding AG	298	219,269
Ferguson PLC	6,413	495,742
Geberit AG	1,123	532,748
Givaudan SA	279	672,289
Glencore PLC*(c)	295,494	1,696,377
Julius Baer Group Ltd.*	6,094	418,897
Kuehne + Nagel International AG	1,124	206,639
LafargeHolcim Ltd.*	11,296	692,633
Lonza Group AG*	2,241	624,134
Nestle SA	78,841	6,820,561
Novartis AG	55,009	4,982,528
Partners Group Holding AG	607	472,423
PSP Swiss Property AG	1,738	171,164
Roche Holding AG	18,032	4,450,777
Schindler Holding AG – Participating Certificate	1,695	425,573
SGS SA	163	438,887
Sika AG	71	615,980
Sonova Holding AG	1,682	271,588
STMicroelectronics NV	16,278	389,952
Swatch Group AG (The)	903	414,296
Swiss Life Holding AG*	957	359,802
Swiss Prime Site AG*	2,459	238,070
Swiss Re AG	7,957	785,771
Swisscom AG	592	323,766
UBS Group AG*	88,970	1,808,878
Vifor Pharma AG	2,013	296,666
Zurich Insurance Group AG	3,650	1,201,092

Total Switzerland		35,447,498

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United Arab Emirates - 0.0%(a)
NMC Health PLC	3,632	$172,404

United Kingdom - 14.5%
3i Group PLC	28,911	382,926
Admiral Group PLC	8,111	213,153
Anglo American PLC	27,286	662,972
Ashtead Group PLC	14,613	437,428
Associated British Foods PLC	9,408	365,639
AstraZeneca PLC(c)	32,924	2,287,839
Aviva PLC	102,964	751,427
BAE Systems PLC	79,559	672,033
Barclays PLC(c)	432,412	1,229,454
Barratt Developments PLC	28,256	235,142
Berkeley Group Holdings PLC	3,767	212,453
BP PLC	487,903	3,476,745
British American Tobacco PLC	58,496	4,008,649
British Land Co. PLC (The)	27,766	263,994
BT Group PLC(c)	216,896	787,902
Bunzl PLC	9,776	286,380
Burberry Group PLC	12,565	282,137
Capita PLC	20,675	53,657
Centrica PLC	141,944	269,371
CNH Industrial NV	24,994	370,989
Compass Group PLC(c)	39,463	831,955
Croda International PLC	4,557	290,576
DCC PLC	2,556	269,154
Diageo PLC	64,073	2,307,488
Direct Line Insurance Group PLC	44,322	232,763
DS Smith PLC	33,753	241,624
Experian PLC	25,331	584,636
Fiat Chrysler Automobiles NV*	27,286	661,544
G4S PLC	48,129	194,580
GKN PLC	51,217	307,939
GlaxoSmithKline PLC(c)	122,979	2,309,146
Hammerson PLC	28,043	196,601
Hargreaves Lansdown PLC	8,490	224,260
HSBC Holdings PLC	510,379	5,451,368
IMI PLC	10,092	190,729
Imperial Brands PLC	24,535	1,011,287
Inchcape PLC	13,862	142,817
Informa PLC	29,603	293,079
InterContinental Hotels Group PLC	5,417	362,977
International Consolidated Airlines Group SA	26,714	243,203
Intertek Group PLC	5,422	387,368
ITV PLC	100,555	238,800
J Sainsbury PLC	49,376	177,293
Johnson Matthey PLC	5,706	280,752
Just Eat PLC*	16,775	194,465
Kingfisher PLC	63,849	315,064
Land Securities Group PLC	20,139	286,902
Legal & General Group PLC	154,158	593,211
Lloyds Banking Group PLC(c)	1,816,886	1,795,932
London Stock Exchange Group PLC	7,977	445,467
Marks & Spencer Group PLC	46,828	200,641
Meggitt PLC	27,154	179,248
Melrose Industries PLC	61,377	197,605
Merlin Entertainments PLC‡	22,598	105,597
Micro Focus International PLC	12,507	382,390
National Grid PLC(c)	85,342	976,589
Next PLC	3,948	285,878
Old Mutual PLC	129,257	429,748
Pearson PLC	22,761	224,564
Persimmon PLC	8,816	313,671
Provident Financial PLC	5,055	48,450

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Prudential PLC	65,239	$1,768,256
Reckitt Benckiser Group PLC(c)	16,192	1,566,448
RELX NV	24,043	536,583
RELX PLC	27,605	611,604
Rio Tinto Ltd.	10,538	655,772
Rio Tinto PLC	31,637	1,764,485
Rolls-Royce Holdings PLC*	44,448	551,168
Royal Bank of Scotland Group PLC*	83,755	342,662
Royal Mail PLC	28,981	193,492
RSA Insurance Group PLC	32,978	290,570
Sage Group PLC (The)	31,965	340,555
Schroders PLC	3,626	191,816
Severn Trent PLC	6,811	189,208
Sky PLC	26,433	398,068
Smith & Nephew PLC	24,598	443,891
Smiths Group PLC	13,488	306,602
SSE PLC	25,780	478,236
St James's Place PLC	16,026	270,857
Standard Chartered PLC*	72,367	843,446
Standard Life Aberdeen PLC	76,009	459,917
Tate & Lyle PLC	19,006	173,462
Taylor Wimpey PLC	91,177	247,129
TechnipFMC PLC	13,493	437,032
Tesco PLC(c)	219,046	651,023
Travis Perkins PLC	8,481	176,142
Unilever NV	39,244	2,280,636
Unilever PLC(c)	29,706	1,689,737
United Utilities Group PLC	19,117	200,628
Vodafone Group PLC(c)	687,598	2,196,136
Weir Group PLC (The)	7,122	223,724
Whitbread PLC	4,803	265,077
Wm Morrison Supermarkets PLC	69,998	220,980
WPP PLC(c)	32,013	581,798

Total United Kingdom		63,204,791
United States - 0.4%
Carnival PLC	4,608	325,674
Samsonite International SA	43,461	188,370
Shire PLC(c)	22,815	1,079,577

Total United States		1,593,621

Total Common Stocks
(Cost $381,688,122)		433,826,921
Preferred Stocks - 0.7%
Germany - 0.5%
FUCHS PETROLUB SE, 1.85%	4,063	222,705
Henkel AG & Co. KGaA, 1.43%	4,920	690,136
Porsche Automobil Holding SE, 1.52%	4,652	431,165
Volkswagen AG, 1.30%	4,689	1,034,031

Total Germany		2,378,037
South Korea - 0.2%
Samsung Electronics Co., Ltd, 2.02%.	357	705,074

Total Preferred Stocks
(Cost $2,430,998)		3,083,111
Rights - 0.0%(a)
Italy — 0.0%(a)
UniCredit SpA, expires 2/24/18*(d)(e)	59,545	–
Spain — 0.0%(a)
ACS Actividades de Construccion y Servicios SA, expires 2/8/18*	7,896	4,151
South Korea — 0.0%(a)
Hyundai Heavy Industries Co., Ltd., expires 3/12/18*(d)(e)	162	5,007

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Rights (continued)

Total Rights
(Cost $4,343)		$9,158
Investment of Cash Collateral For Securities Loaned — 0.9%
Money Market Fund — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(f)
(Cost $3,980,232)	3,980,232	3,980,232

Total Investments — 100.9%
(Cost $388,103,695)		440,899,422
Other Assets and Liabilities, Net — (0.9)%		(4,023,281)
Net Assets — 100.0%		$436,876,141

__________________________________________________________________

1

		% of
Industry	Value	Net Assets
Financials	$92,269,011	21.1%
Industrials	65,238,524	14.9
Consumer Discretionary	53,909,820	12.3
Consumer Staples	45,927,599	10.6
Health Care	43,104,253	9.9
Materials	37,905,677	8.6
Information Technology	34,631,245	8.0
Energy	22,509,531	5.2
Telecommunication Services	14,965,209	3.4
Real Estate	14,022,542	3.2
Utilities	12,435,779	2.8
Money Market Fund	3,980,232	0.9
Total Investments	$440,899,422	100.9%
Other Assets and Liabilities, Net	(4,023,281)	(0.9)
Total Net Assets	$436,876,141	100.0%

1

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,114,134; total market value of collateral held by the Fund was $4,284,419. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $304,187.
(c)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $40,120,590.
(d)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the total value of these securities were $5,007. The securities are fair valued using significant unobservable inputs. The valuation technique can be found at the end of the schedule of investments for the Fund.
(e)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(f)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized Appreciation
Euro	02/05/18	Morgan Stanley	51,911,429	$64,664,847	$64,687,637	$22,790
Hong Kong Dollar	02/05/18	Morgan Stanley	56,973,055	7,283,066	7,285,014	1,948
Israeli Shekel	02/05/18	Morgan Stanley	3,381,400	991,333	991,791	458
South Korean Won	02/05/18	Morgan Stanley	11,364,977,086	10,637,032	10,643,528	6,496
New Zealand Dollar	02/05/18	Morgan Stanley	41	29	30	1
Swedish Krona	02/05/18	Morgan Stanley	44,834,722	5,706,457	5,709,904	3,447
Unrealized Appreciation				$89,282,764	$89,317,904	$35,140

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2018	Unrealized Appreciation
Swiss Franc	03/05/18	Morgan Stanley	(15,261,754)	$(16,462,918)	$(16,456,329)	$6,589
Danish Krone	03/05/18	Morgan Stanley	(20,805,112)	(3,490,169)	(3,489,838)	331
British Pound	03/05/18	Morgan Stanley	(25,884,107)	(36,855,267)	(36,851,328)	3,939
Hong Kong Dollar	02/05/18	Morgan Stanley	(56,682,933)	(7,254,430)	(7,247,917)	6,513
Japanese Yen	03/05/18	Morgan Stanley	(5,679,358,938)	(52,123,845)	(52,118,296)	5,549
South Korean Won	02/05/18	Morgan Stanley	(173,379,751)	(163,079)	(162,374)	705
Norwegian Krone	03/05/18	Morgan Stanley	(10,376,202)	(1,353,064)	(1,352,994)	70
New Zealand Dollar	03/05/18	Morgan Stanley	(628,866)	(465,308)	(465,247)	61
Singapore Dollar	03/05/18	Morgan Stanley	(3,433,251)	(2,624,420)	(2,624,037)	383
Unrealized Appreciation				$(120,792,500)	$(120,768,360)	$24,140

Total Unrealized Appreciation						$59,280

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized (Depreciation)
Australian Dollar	02/05/18	Morgan Stanley	18,025,144	$14,596,446	$14,595,591	$(855)
Swiss Franc	02/05/18	Morgan Stanley	15,622,732	16,818,575	16,811,723	(6,852)
Danish Krone	02/05/18	Morgan Stanley	21,349,921	3,575,363	3,574,802	(561)
British Pound	02/05/18	Morgan Stanley	26,936,001	38,317,808	38,310,910	(6,898)
Japanese Yen	02/05/18	Morgan Stanley	5,706,580,619	52,301,529	52,292,559	(8,970)
Norwegian Krone	02/05/18	Morgan Stanley	10,567,921	1,377,023	1,376,886	(137)
New Zealand Dollar	02/05/18	Morgan Stanley	639,984	473,745	473,625	(120)
Singapore Dollar	02/05/18	Morgan Stanley	3,491,994	2,668,078	2,667,518	(560)
Unrealized Depreciation				$130,128,567	$130,103,614	$(24,953)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2018	Unrealized (Depreciation)
Australian Dollar	02/05/18	Morgan Stanley	(18,025,143)	$(14,085,880)	$(14,595,590)	$(509,710)
Australian Dollar	03/05/18	Morgan Stanley	(17,650,808)	(14,290,903)	(14,291,069)	(166)
Swiss Franc	02/05/18	Morgan Stanley	(15,622,732)	(16,062,320)	(16,811,722)	(749,402)
Danish Krone	02/05/18	Morgan Stanley	(21,349,921)	(3,448,300)	(3,574,802)	(126,502)
Euro	02/05/18	Morgan Stanley	(51,911,429)	(62,459,859)	(64,687,637)	(2,227,778)
Euro	03/05/18	Morgan Stanley	(52,624,443)	(65,662,186)	(65,687,037)	(24,851)
British Pound	02/05/18	Morgan Stanley	(26,936,001)	(36,448,584)	(38,310,910)	(1,862,326)
Hong Kong Dollar	02/05/18	Morgan Stanley	(290,122)	(37,095)	(37,097)	(2)
Hong Kong Dollar	03/05/18	Morgan Stanley	(58,794,445)	(7,520,423)	(7,522,651)	(2,228)
Israeli Shekel	02/05/18	Morgan Stanley	(3,381,400)	(972,240)	(991,791)	(19,551)
Israeli Shekel	03/05/18	Morgan Stanley	(3,407,870)	(999,517)	(1,000,745)	(1,228)
Japanese Yen	02/05/18	Morgan Stanley	(5,706,580,619)	(50,728,907)	(52,292,560)	(1,563,653)
South Korean Won	02/05/18	Morgan Stanley	(11,191,597,335)	(10,464,987)	(10,481,155)	(16,168)
South Korean Won	03/05/18	Morgan Stanley	(11,505,334,350)	(10,769,387)	(10,779,049)	(9,662)
Norwegian Krone	02/05/18	Morgan Stanley	(10,567,921)	(1,292,410)	(1,376,886)	(84,476)
New Zealand Dollar	02/05/18	Morgan Stanley	(640,024)	(454,566)	(473,654)	(19,088)
Swedish Krona	02/05/18	Morgan Stanley	(44,834,722)	(5,488,868)	(5,709,904)	(221,036)
Swedish Krona	03/05/18	Morgan Stanley	(44,927,245)	(5,727,711)	(5,731,778)	(4,067)
Singapore Dollar	02/05/18	Morgan Stanley	(3,491,994)	(2,613,853)	(2,667,518)	(53,665)
Unrealized Depreciation				$(309,527,996)	$(317,023,555)	$(7,495,559)

Total Unrealized Depreciation						$(7,520,512)

Net Unrealized Appreciation (Depreciation)						$(7,461,232)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks	$433,826,921	$–	$–		$433,826,921
Preferred Stocks	3,083,111	–	–		3,083,111
Rights	4,151	–	5,007	(h)	9,158
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,980,232	–	–		3,980,232
Total Investments in Securities	440,894,415	–	5,007		440,899,422
Other Financial Instruments:(i)
Forward Exchange Contracts	–	59,280	–		59,280
Total Investments in Securities and Other Financial Instruments	$440,894,415	$59,280	$5,007		$440,958,702
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(i)
Forward Exchange Contracts	$–	$7,520,512	$–		$7,520,512
Total Other Financial Instruments	$–	$7,520,512	$–		$7,520,512

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 securities, valued in total at $5,007 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund transferred common stock valued at $129,488 from Level 3 to Level 1 as a result of the company trading activity resuming. For the period ended January 31, 2018, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(j)
Common Stock:
Hyundai Heavy Industries Co. Ltd. (k)	$129,488	$–	$(9,674)	$(39,741)	$93,506	$(53,696)	$–	$(119,883)	$–	$(39,741)
Right:
UniCredit SpA(k)	–	–	–	–	–	–	–	–	– (l)	–
Hyundai Heavy Industries Co., Ltd.(k)	–	–	–	5,007	–	–	–	–	5,007	5,007
Total	$129,488	$–	$(9,674)	$(34,734)	$93,506	$(53,696)	$–	$(119,883)	$5,007	$(34,734)

Information about Level 3 fair value measurements as of January 31, 2018.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Right	$–	Issuer Specific Facts				Contingent Payment Terms
Right	5,007	Issuer Specific Facts				Contingent Payment Terms

(j)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(l)	Includes a level 3 security valued at $ –.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks - 99.0%
Australia - 0.5%
BHP Billiton PLC	35,327	$785,703

Austria - 0.5%
ams AG*	936	86,471
ANDRITZ AG	1,240	74,641
Erste Group Bank AG*	4,876	246,191
OMV AG	2,409	155,632
Raiffeisen Bank International AG*	2,239	96,591
Telekom Austria AG*	2,369	22,990
Vienna Insurance Group AG Wiener Versicherung Gruppe	682	24,248
voestalpine AG	1,926	125,436

Total Austria		832,200
Belgium - 1.8%
Ackermans & van Haaren NV	383	71,616
Ageas	3,272	173,397
Anheuser-Busch InBev SA/NV	12,905	1,465,204
bpost SA	1,746	58,249
Colruyt SA	1,127	62,575
Groupe Bruxelles Lambert SA	1,222	144,437
KBC Group NV	4,684	451,636
Proximus SADP	2,424	82,015
Sofina SA	266	46,524
Solvay SA	1,177	170,891
Telenet Group Holding NV*	837	64,595
UCB SA	2,048	179,101
Umicore SA	3,161	166,806

Total Belgium		3,137,046
Chile - 0.0%(a)
Antofagasta PLC	6,022	79,727

Denmark - 2.7%
AP Moller - Maersk A/S, Class A	74	126,963
AP Moller - Maersk A/S, Class B	110	197,014
Carlsberg A/S, Class B	1,789	230,520
Chr Hansen Holding A/S	1,496	131,215
Coloplast A/S, Class B	2,252	200,766
Danske Bank A/S	11,866	483,642
DSV A/S	3,153	260,190
Genmab A/S*	936	172,028
H Lundbeck A/S	1,026	52,483
ISS A/S	3,132	122,623
Jyske Bank A/S	1,161	67,376
Novo Nordisk A/S, Class B	29,889	1,668,005
Novozymes A/S, Class B	3,641	202,643
Orsted A/S‡	2,753	167,737
Pandora A/S	1,833	174,396
TDC A/S	13,910	93,157
Tryg A/S	1,850	45,180
Vestas Wind Systems A/S	3,634	248,787
William Demant Holding A/S*	1,958	62,074

Total Denmark		4,706,799
Finland - 1.6%
Elisa OYJ	2,479	105,802
Fortum OYJ	7,332	159,522
Huhtamaki OYJ	1,613	69,063
Kesko OYJ, Class B	1,175	68,723
Kone OYJ, Class B	6,469	371,509
Metso OYJ	1,823	63,929
Neste OYJ	2,137	148,230
Nokia OYJ	96,119	464,233
Nokian Renkaat OYJ	2,267	114,885
Orion OYJ, Class B	1,753	70,537
Sampo OYJ, Class A	7,957	463,605

	Shares	Value
Common Stocks (continued)
Finland (continued)
Stora Enso OYJ, Class R	8,069	$138,918
UPM-Kymmene OYJ	9,062	306,383
Wartsila OYJ Abp	2,625	180,051

Total Finland		2,725,390
France - 15.9%
Accor SA	2,962	169,183
Aeroports de Paris	481	100,247
Air Liquide SA	7,133	964,569
Airbus SE	9,286	1,070,044
ALD SA‡*	1,411	24,978
Alstom SA	2,588	113,968
Amundi SA‡	847	80,191
Arkema SA	1,210	155,107
Atos SE	1,544	244,277
AXA SA	32,145	1,060,983
BioMerieux	722	68,627
BNP Paribas SA	18,347	1,522,195
Bollore SA	16,975	98,966
Bouygues SA	3,419	190,685
Bureau Veritas SA	4,327	127,266
Capgemini SE	2,624	349,603
Carrefour SA	9,333	224,103
Casino Guichard Perrachon SA	986	57,841
Cie de Saint-Gobain	8,417	490,878
Cie Generale des Etablissements Michelin	3,002	481,679
Cie Plastic Omnium SA	972	50,142
CNP Assurances	2,766	71,120
Credit Agricole SA	19,343	365,665
Danone SA	9,941	860,193
Dassault Aviation SA	39	65,443
Dassault Systemes SE	2,197	254,205
Edenred	3,944	127,793
Eiffage SA	1,260	153,292
Electricite de France SA	8,104	111,808
Elior Group SA‡	2,296	53,086
Engie SA	27,963	486,992
Essilor International SA	3,454	492,243
Euler Hermes Group	270	41,035
Eurazeo SA	753	79,500
Eutelsat Communications SA	2,984	65,871
Faurecia	1,246	112,349
Fonciere Des Regions	680	74,927
Gecina SA	786	153,924
Groupe Eurotunnel SE	7,673	108,013
Hermes International	525	291,169
ICADE	612	66,557
Iliad SA	407	105,663
Imerys SA	637	68,483
Ingenico Group SA	948	108,295
Ipsen SA	581	81,751
JCDecaux SA	1,265	54,935
Kering	1,260	640,101
Klepierre SA	3,416	156,559
Lagardere SCA	2,000	62,586
Legrand SA	4,524	377,710
L'Oreal SA	4,085	931,776
LVMH Moet Hennessy Louis Vuitton SE	4,228	1,330,452
Natixis SA	14,192	129,663
Orange SA	32,533	589,480
Orpea	765	95,872
Pernod Ricard SA	3,595	574,588
Peugeot SA	7,483	168,634
Publicis Groupe SA	3,483	241,593

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Remy Cointreau SA	428	$56,517
Renault SA	3,132	345,573
Rexel SA	5,236	94,710
Rubis SCA	1,325	98,047
Safran SA	4,943	559,985
Sanofi	18,555	1,643,932
Sartorius Stedim Biotech	421	36,607
Schneider Electric SE*	8,990	845,323
SCOR SE	2,646	118,830
SEB SA	459	95,147
Societe BIC SA	454	52,202
Societe Generale SA	12,454	726,935
Sodexo SA	1,470	189,260
Suez	6,292	94,138
Teleperformance	971	147,695
Thales SA	1,690	190,237
TOTAL SA	37,517	2,179,572
Ubisoft Entertainment SA*	1,287	110,530
Unibail-Rodamco SE	1,684	433,415
Valeo SA	4,042	319,743
Veolia Environnement SA	8,301	209,818
Vinci SA	7,892	855,337
Vivendi SA	18,145	534,136
Wendel SA	482	90,128
Zodiac Aerospace*	3,291	102,617

Total France		27,529,292
Germany - 14.4%
adidas AG	3,363	784,686
Allianz SE	7,587	1,923,382
Axel Springer SE	778	68,570
BASF SE	15,557	1,827,935
Bayer AG	14,067	1,847,377
Bayerische Motoren Werke AG	5,458	625,332
Beiersdorf AG	1,695	201,653
Brenntag AG	2,628	170,960
CECONOMY AG	2,825	40,770
Commerzbank AG*	17,681	292,022
Continental AG	1,837	553,117
Covestro AG‡	2,269	261,687
Daimler AG	16,379	1,504,398
Delivery Hero AG‡*	636	27,382
Deutsche Bank AG	31,563	581,694
Deutsche Boerse AG	3,178	409,162
Deutsche Lufthansa AG	3,987	142,746
Deutsche Post AG	16,216	769,055
Deutsche Telekom AG	54,877	965,628
Deutsche Wohnen SE	6,033	273,568
E.ON SE	35,011	368,939
Evonik Industries AG	2,541	100,661
Fielmann AG	423	37,150
Fraport AG Frankfurt Airport Services Worldwide	617	73,204
Fresenius Medical Care AG & Co. KGaA	3,609	418,120
Fresenius SE & Co. KGaA	6,875	603,628
FUCHS PETROLUB SE	588	29,923
GEA Group AG	2,836	141,424
Hannover Rueck SE	1,020	139,900
HeidelbergCement AG	2,527	274,758
Hella GmbH & Co. KGaA	777	55,512
Henkel AG & Co. KGaA	1,986	249,385
HOCHTIEF AG	337	61,084
HUGO BOSS AG	1,090	100,455
Infineon Technologies AG	19,209	560,192

	Shares	Value
Common Stocks (continued)
Germany (continued)
Innogy SE‡	2,215	$84,712
K+S AG	3,319	93,526
KION Group AG	1,197	110,227
LANXESS AG	1,557	136,201
LEG Immobilien AG	1,075	121,624
Linde AG*	3,157	773,195
MAN SE	611	72,919
Merck KGaA	2,198	241,013
METRO AG*	2,830	61,696
MTU Aero Engines AG	874	157,112
Muenchener Rueckversicherungs-Gesellschaft AG	2,330	550,188
OSRAM Licht AG	1,628	142,696
ProSiebenSat.1 Media SE	3,892	149,284
Puma SE	44	18,582
Rational AG	57	40,190
RWE AG*	8,227	165,211
SAP SE	15,447	1,747,851
Siemens AG	12,923	1,966,633
Suedzucker AG	1,345	25,703
Symrise AG	2,056	172,527
Talanx AG	658	29,214
Telefonica Deutschland Holding AG	11,627	58,951
thyssenkrupp AG	7,907	249,603
TUI AG	7,389	167,385
Uniper SE(b)	3,385	101,331
United Internet AG	1,980	144,789
Volkswagen AG	497	110,516
Vonovia SE	8,252	408,216
Wacker Chemie AG	261	52,559
Wirecard AG	1,942	242,651
Zalando SE‡*	1,783	104,795

Total Germany		24,986,559
Ireland - 0.9%
AIB Group PLC	11,769	82,323
Bank of Ireland Group PLC*	15,598	152,729
CRH PLC(c)	14,205	527,630
Glanbia PLC	3,432	58,872
Kerry Group PLC, Class A(b)	2,475	264,387
Kingspan Group PLC	2,528	117,152
Paddy Power Betfair PLC	1,404	163,219
Smurfit Kappa Group PLC	4,028	141,597

Total Ireland		1,507,909
Italy - 3.8%
A2A SpA	27,016	52,031
Assicurazioni Generali SpA	22,244	442,536
Atlantia SpA	9,037	300,359
Banca Mediolanum SpA	4,337	42,682
Banco BPM SpA*	26,275	100,275
Buzzi Unicem SpA	1,239	36,503
Buzzi Unicem SpA-RSP	705	11,909
Davide Campari-Milano SpA	9,863	78,759
Enel SpA	132,149	841,232
Eni SpA	42,523	767,368
Ferrari NV	2,136	255,555
FinecoBank Banca Fineco SpA	6,657	83,013
Intesa Sanpaolo SpA	230,258	906,571
Intesa Sanpaolo SpA-RSP	16,245	62,169
Italgas SpA	8,506	52,706
Leonardo SpA	6,706	81,201
Luxottica Group SpA	2,639	170,294
Mediaset SpA*(b)	5,974	23,830
Mediobanca SpA	9,848	120,130

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Moncler SpA	2,877	$95,120
Parmalat SpA	3,416	13,298
Pirelli & C SpA‡*	6,975	67,428
Poste Italiane SpA‡	8,034	66,696
Prysmian SpA	3,596	126,955
Recordati SpA	1,693	77,339
Saipem SpA*	9,912	46,564
Salvatore Ferragamo SpA(b)	749	21,143
Snam SpA	40,199	196,255
Telecom Italia SpA*	193,950	175,218
Telecom Italia SpA-RSP	104,539	80,169
Terna Rete Elettrica Nazionale SpA	23,984	144,849
UniCredit SpA*	37,859	836,952
Unione di Banche Italiane SpA	17,016	88,437
UnipolSai SpA(b)	16,276	42,194

Total Italy		6,507,740
Jersey - 0.1%
Randgold Resources Ltd.	1,585	159,715

Jordan - 0.0%(a)
Hikma Pharmaceuticals PLC	2,418	33,250

Luxembourg - 0.4%
ArcelorMittal*	10,213	371,825
Eurofins Scientific SE	167	109,221
RTL Group SA	665	56,581
SES SA	6,085	95,286
Tenaris SA	7,942	138,760

Total Luxembourg		771,673
Mexico - 0.0%(a)
Fresnillo PLC	3,207	61,293

Netherlands - 6.8%
ABN AMRO Group NV‡	7,035	239,166
Aegon NV	29,943	205,457
Akzo Nobel NV	4,287	402,783
Altice NV, Class A*(b)	9,578	103,282
Altice NV, Class B*	1,470	15,831
ASML Holding NV	5,342	1,086,063
ASR Nederland NV	2,410	105,679
Boskalis Westminster NV	1,411	56,494
EXOR NV	1,814	140,604
Gemalto NV	1,425	88,351
GrandVision NV‡	862	20,134
Heineken Holding NV	1,796	191,295
Heineken NV	4,004	451,712
ING Groep NV	66,065	1,302,817
Koninklijke Ahold Delhaize NV	21,642	484,481
Koninklijke DSM NV	2,978	308,733
Koninklijke KPN NV	51,561	181,135
Koninklijke Philips NV	15,939	652,469
Koninklijke Vopak NV	1,150	52,133
NN Group NV	5,734	271,439
OCI NV*	1,667	42,385
Philips Lighting NV‡	1,670	65,949
Randstad Holding NV	1,870	132,505
Royal Dutch Shell PLC, Class A	77,292	2,706,610
Royal Dutch Shell PLC, Class B	63,706	2,261,205
Wolters Kluwer NV	4,659	247,422

Total Netherlands		11,816,134
Norway - 1.0%
Aker BP ASA	1,763	51,216
DNB ASA	18,286	372,566
Gjensidige Forsikring ASA	2,892	54,779
Marine Harvest ASA*	6,864	119,328

	Shares	Value
Common Stocks (continued)
Norway (continued)
Norsk Hydro ASA	22,661	$165,906
Orkla ASA	13,194	137,882
Schibsted ASA, Class A	1,383	44,627
Schibsted ASA, Class B	1,540	46,644
Statoil ASA	16,566	388,453
Telenor ASA	11,554	271,680
Yara International ASA	2,965	143,107

Total Norway		1,796,188
Portugal - 0.2%
EDP - Energias de Portugal SA	38,516	135,739
Galp Energia SGPS SA	8,744	167,423
Jeronimo Martins SGPS SA	4,221	90,206

Total Portugal		393,368
Russia - 0.0%(a)
Polymetal International PLC	4,477	52,537

South Africa - 0.2%
Investec PLC	11,046	85,923
Mediclinic International PLC(b)	6,807	57,808
Mondi PLC	6,228	166,237

Total South Africa		309,968
Spain - 5.3%
Abertis Infraestructuras SA	10,541	256,326
Acciona SA	447	40,617
Acerinox SA(b)	2,450	36,152
ACS Actividades de Construccion y Servicios SA	4,263	171,321
Aena SME SA‡	1,084	236,926
Amadeus IT Group SA	7,027	546,943
Banco Bilbao Vizcaya Argentaria SA	113,229	1,067,505
Banco de Sabadell SA	95,244	227,097
Banco Santander SA(b)	270,283	2,014,507
Bankia SA	22,584	114,787
Bankinter SA	11,640	134,304
CaixaBank SA	61,003	330,348
Cellnex Telecom SA‡	2,650	71,802
Corp. Financiera Alba SA	356	22,307
Distribuidora Internacional de Alimentacion SA	10,648	57,052
EDP Renovaveis SA	2,658	23,344
Enagas SA	3,853	105,357
Endesa SA	5,385	121,421
Ferrovial SA	8,375	192,753
Gas Natural SDG SA	5,251	121,703
Grifols SA	5,622	181,463
Grupo Catalana Occidente SA	775	36,398
Iberdrola SA	96,678	789,824
Iberdrola SA*	2,076	16,960
Industria de Diseno Textil SA	17,852	642,044
Mapfre SA	17,181	61,235
Mediaset Espana Comunicacion SA	3,162	35,877
Merlin Properties Socimi SA	5,808	83,857
Red Electrica Corp. SA	7,325	155,766
Repsol SA	20,162	380,645
Siemens Gamesa Renewable Energy SA	3,898	61,039
Telefonica SA	77,078	792,453
Zardoya Otis SA	3,076	35,254

Total Spain		9,165,387
Sweden - 4.4%
Alfa Laval AB	5,330	140,265
Arjo AB, B Shares*	3,889	12,774
Assa Abloy AB, B Shares	15,884	352,888
Atlas Copco AB, A Shares	10,684	502,608

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Atlas Copco AB, B Shares	6,414	$268,499
Boliden AB	4,651	169,235
Electrolux AB	3,765	133,353
Essity AB, B Shares*	10,048	301,907
Fastighets AB Balder, B Shares*	1,679	44,890
Getinge AB, B Shares	3,886	53,383
Hennes & Mauritz AB, B Shares	16,043	284,605
Hexagon AB, B Shares	4,245	253,635
Husqvarna AB, B Shares	6,476	67,790
ICA Gruppen AB	1,349	52,864
Industrivarden AB, A Shares	3,532	99,829
Industrivarden AB, C Shares	2,913	77,846
Investment AB Latour, B Shares	2,093	26,727
Investor AB, B Shares	7,702	377,623
Kinnevik AB, B Shares	3,938	144,093
L E Lundbergforetagen AB, B Shares	643	52,066
Lundin Petroleum AB*	3,031	75,732
Nordea Bank AB	54,001	668,541
Saab AB, B Shares	734	35,277
Sandvik AB	18,243	360,354
Securitas AB, B Shares	5,455	101,294
Skandinaviska Enskilda Banken AB, A Shares	24,269	307,561
Skandinaviska Enskilda Banken AB, C Shares	356	4,569
Skanska AB, B Shares	6,045	123,255
SKF AB, B Shares	6,447	159,852
Svenska Cellulosa AB SCA, B Shares	10,048	104,311
Svenska Handelsbanken AB, A Shares	24,818	362,262
Svenska Handelsbanken AB, B Shares	639	9,470
Swedbank AB, A Shares	17,817	456,852
Swedish Match AB	3,019	122,690
Tele2 AB, B Shares	6,049	75,904
Telefonaktiebolaget LM Ericsson, A Shares	640	4,131
Telefonaktiebolaget LM Ericsson, B Shares	50,199	323,390
Telia Co. AB	43,832	220,709
Trelleborg AB, B Shares	4,126	110,471
Volvo AB, B Shares	26,530	543,300

Total Sweden		7,586,805
Switzerland - 13.7%
ABB Ltd.	32,790	915,340
Adecco Group AG	2,822	232,536
Aryzta AG*(b)	1,470	39,644
Baloise Holding AG	784	128,446
Banque Cantonale Vaudoise	48	40,430
Barry Callebaut AG*	32	65,611
Chocoladefabriken Lindt & Spruengli AG	18	112,887
Chocoladefabriken Lindt & Spruengli AG	2	149,742
Cie Financiere Richemont SA	8,654	831,514
Clariant AG*	3,594	102,995
Coca-Cola HBC AG*	3,313	111,468
Credit Suisse Group AG*	43,406	838,610
DKSH Holding AG	458	42,888
Dufry AG*	545	84,834
EMS-Chemie Holding AG	120	88,296
Ferguson PLC	4,301	332,479
Flughafen Zurich AG	322	82,163
Geberit AG	617	292,703
Givaudan SA	157	378,313
Glencore PLC*	198,041	1,136,917
Helvetia Holding AG	114	68,000
Julius Baer Group Ltd.*	3,670	252,273
Kuehne + Nagel International AG	851	156,450

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
LafargeHolcim Ltd.*	8,161	$500,406
Logitech International SA	2,493	104,751
Lonza Group AG*	1,260	350,919
Nestle SA(c)	52,698	4,558,921
Novartis AG	37,732	3,417,636
Pargesa Holding SA	490	44,752
Partners Group Holding AG	281	218,700
PSP Swiss Property AG	681	67,067
Roche Holding AG	452	113,195
Roche Holding AG	11,793	2,910,826
Schindler Holding AG – Participating Certificate	688	172,740
Schindler Holding AG - Registered	329	80,197
SGS SA	83	223,482
Sika AG	36	312,328
Sonova Holding AG	861	139,023
STMicroelectronics NV	10,621	254,434
Straumann Holding AG	170	130,024
Sulzer AG	213	30,337
Swatch Group AG (The) - Bearer	510	233,988
Swatch Group AG (The) - Registered	806	69,753
Swiss Life Holding AG*	549	206,407
Swiss Prime Site AG*	1,201	116,276
Swiss Re AG	5,269	520,325
Swisscom AG	380	207,823
Temenos Group AG*	999	138,201
UBS Group AG*	59,049	1,200,544
Vifor Pharma AG	880	129,690
Zurich Insurance Group AG	2,553	840,106

Total Switzerland		23,777,390
United Arab Emirates - 0.0%(a)
NMC Health PLC	1,388	65,886

United Kingdom - 24.2%
3i Group PLC	16,182	214,330
Admiral Group PLC	3,488	91,663
Aggreko PLC	4,185	48,003
Anglo American PLC	16,775	407,585
Ashmore Group PLC	6,640	40,640
Ashtead Group PLC	8,444	252,764
Associated British Foods PLC	5,908	229,612
AstraZeneca PLC(c)	21,524	1,495,670
Auto Trader Group PLC‡	16,135	82,624
Aviva PLC(c)	67,985	496,152
Babcock International Group PLC	4,397	42,894
BAE Systems PLC	54,085	456,855
Barclays PLC(c)	288,548	820,413
Barratt Developments PLC	17,010	141,554
Bellway PLC	2,089	98,656
Berkeley Group Holdings PLC	2,136	120,467
Booker Group PLC	28,086	90,503
BP PLC	327,451	2,333,381
British American Tobacco PLC(c)	38,862	2,663,159
British Land Co. PLC (The)	17,054	162,147
BT Group PLC	142,321	516,999
Bunzl PLC	5,701	167,006
Burberry Group PLC	7,197	161,603
Capita PLC	11,461	29,744
Capital & Counties Properties PLC	12,699	53,273
Centrica PLC	95,022	180,326
CNH Industrial NV	16,329	242,373
Cobham PLC*	41,445	77,060
Compass Group PLC	26,844	565,922
ConvaTec Group PLC‡	22,752	65,421

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Croda International PLC	2,155	$137,413
CYBG PLC	15,381	70,123
Daily Mail & General Trust PLC, Class A	4,616	41,847
DCC PLC	1,511	159,113
Derwent London PLC	1,733	72,109
Diageo PLC(c)	41,995	1,512,384
Direct Line Insurance Group PLC	23,389	122,830
Dixons Carphone PLC	17,324	48,212
DS Smith PLC	16,863	120,716
easyJet PLC	3,716	87,720
Experian PLC	15,777	364,131
Fiat Chrysler Automobiles NV*	18,505	448,650
G4S PLC	26,308	106,360
GKN PLC	29,159	175,316
GlaxoSmithKline PLC(c)	82,127	1,542,078
Halma PLC	6,430	116,766
Hammerson PLC	13,744	96,355
Hargreaves Lansdown PLC	4,466	117,968
Howden Joinery Group PLC	10,267	67,789
HSBC Holdings PLC(c)	340,975	3,641,961
IMI PLC	4,555	86,085
Imperial Brands PLC	16,223	668,682
Inchcape PLC	7,222	74,407
Informa PLC	13,950	138,109
Inmarsat PLC	7,891	52,123
InterContinental Hotels Group PLC	3,227	216,232
International Consolidated Airlines Group SA	17,450	158,864
Intertek Group PLC	2,742	195,899
Intu Properties PLC	15,394	49,342
ITV PLC	63,317	150,367
J Sainsbury PLC	27,908	100,209
John Wood Group PLC	11,168	102,880
Johnson Matthey PLC(c)	3,228	158,827
Just Eat PLC*	9,752	113,051
Kingfisher PLC	36,850	181,837
Land Securities Group PLC	12,108	172,492
Legal & General Group PLC(c)	100,518	386,800
Lloyds Banking Group PLC(c)	1,212,510	1,198,526
London Stock Exchange Group PLC	5,314	296,755
Marks & Spencer Group PLC	27,618	118,333
Meggitt PLC	13,408	88,508
Melrose Industries PLC(c)	32,239	103,794
Merlin Entertainments PLC‡	12,218	57,093
Micro Focus International PLC	7,272	222,335
National Grid PLC	57,603	659,165
Next PLC	2,382	172,483
Old Mutual PLC	80,748	268,467
Pearson PLC	13,762	135,778
Pennon Group PLC	7,199	73,566
Persimmon PLC	5,218	185,655
Provident Financial PLC	2,571	24,642
Prudential PLC(c)	43,937	1,190,881
Reckitt Benckiser Group PLC(c)	10,578	1,023,338
RELX NV	15,013	335,054
RELX PLC	18,045	399,797
Rentokil Initial PLC	31,248	131,976
Rightmove PLC	1,591	99,843
Rio Tinto PLC(c)	20,203	1,126,778
Rolls-Royce Holdings PLC*	27,908	346,067
Royal Bank of Scotland Group PLC*	54,768	224,069
Royal Mail PLC	15,574	103,980
RPC Group PLC	7,072	85,583
RSA Insurance Group PLC	17,312	152,536

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Sage Group PLC (The)	18,376	$195,778
Schroders PLC	1,935	102,362
Segro PLC	16,944	140,090
Severn Trent PLC	4,012	111,452
Sky PLC	17,560	264,445
Smith & Nephew PLC	14,875	268,432
Smiths Group PLC	6,724	152,846
Spirax-Sarco Engineering PLC	1,246	100,554
SSE PLC	17,345	321,761
St James's Place PLC	8,854	149,642
Standard Chartered PLC*(c)	45,791	533,700
Standard Life Aberdeen PLC	46,047	278,622
Tate & Lyle PLC	8,084	73,780
Taylor Wimpey PLC	55,190	149,589
TechnipFMC PLC	7,778	251,926
Tesco PLC	138,749	412,374
Travis Perkins PLC	4,353	90,408
Unilever NV	26,009	1,511,494
Unilever PLC(c)	19,635	1,116,878
United Utilities Group PLC	11,595	121,686
Vodafone Group PLC(c)	452,806	1,446,228
Weir Group PLC (The)	3,787	118,961
Whitbread PLC	3,113	171,806
William Hill PLC	14,881	65,601
Wm Morrison Supermarkets PLC	36,613	115,585
WPP PLC	20,805	378,106

Total United Kingdom		41,873,954
United States - 0.6%
Carnival PLC(c)	3,051	215,632
QIAGEN NV*	3,751	125,885
Shire PLC	15,125	715,696

Total United States		1,057,213

Total Common Stocks
(Cost $146,972,488)		171,719,126

Preferred Stocks - 1.0%

Germany - 0.9%
Bayerische Motoren Werke AG, 4.80%	956	93,727
FUCHS PETROLUB SE, 1.85%	1,214	66,543
Henkel AG & Co. KGaA, 1.43%	2,968	416,326
Porsche Automobil Holding SE, 1.52%	2,605	241,441
RWE AG, 0.82%	567	9,959
Sartorius AG, 0.39%	594	71,223
Volkswagen AG, 1.30%	3,114	686,708

Total Germany		1,585,927
Spain - 0.1%
Grifols SA, Class B, 1.60%	4,366	108,018

Total Preferred Stocks
(Cost $1,308,706)		1,693,945
Rights - 0.0%(a)
Italy — 0.0
UniCredit SpA, expires 2/24/18*(d)(e)	38,600	–
Spain — 0.0%(a)
ACS Actividades de Construccion y Servicios SA, expires 2/8/18*	4,263	2,241
Total Rights
(Cost $2,345)		2,241

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 1.5%

Money Market Fund — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(f)
(Cost $2,578,038)	2,578,038	$2,578,038

Total Investments — 101.5%
(Cost $150,861,577)		175,993,350
Other Assets and Liabilities, Net — (1.5)%		(2,657,004)
Net Assets — 100.0%		$173,336,346

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

		% of
Industry	Value	Net Assets
Financials	$37,708,986	21.7%
Industrials	23,307,479	13.4
Consumer Staples	22,467,806	13.0
Health Care	20,761,492	12.0
Consumer Discretionary	18,942,373	10.9
Materials	14,862,078	8.6
Energy	12,509,341	7.2
Information Technology	7,970,776	4.6
Telecommunication Services	6,115,929	3.5
Utilities	6,022,363	3.5
Real Estate	2,746,689	1.6
Money Market Fund	2,578,038	1.5
Total Investments	$175,993,350	101.5%
Other Assets and Liabilities, Net	(2,657,004)	(1.5)
Total Net Assets	$173,336,346	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,481,155; total market value of collateral held by the Fund was $2,578,038.
(c)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $14,845,742.
(d)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2018, the value of this security was $–. The security is fair valued using significant unobservable inputs. The valuation technique can be found at the end of the schedule of investments for the Fund.
(e)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(f)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized Appreciation
Euro	02/05/18	Morgan Stanley	35,001,953	$43,597,939	$43,616,476	$18,537
British Pound	02/05/18	Morgan Stanley	91,594	124,277	130,274	5,997
Swedish Krona	02/05/18	Morgan Stanley	29,875,363	3,802,465	3,804,762	2,297
Unrealized Appreciation				$47,524,681	$47,551,512	$26,831

Sold Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized Appreciation
Swiss Franc	03/05/18	Morgan Stanley	(10,242,198)	$(11,048,302)	$(11,043,880)	$4,422
Danish Krone	03/05/18	Morgan Stanley	(14,076,574)	(2,361,421)	(2,361,197)	224
British Pound	03/05/18	Morgan Stanley	(17,307,253)	(24,643,053)	(24,640,420)	2,633
Norwegian Krone	03/05/18	Morgan Stanley	(6,894,038)	(898,988)	(898,940)	48
Unrealized Appreciation				$(38,951,764)	$(38,944,437)	$7,327

Total Unrealized Appreciation						$34,158

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized (Depreciation)
Swiss Franc	02/05/18	Morgan Stanley	10,496,481	$11,299,935	$11,295,331	$(4,604)
Danish Krone	02/05/18	Morgan Stanley	14,435,439	2,417,429	2,417,050	(379)
British Pound	02/05/18	Morgan Stanley	18,048,085	25,674,303	25,669,681	(4,622)
Norwegian Krone	02/05/18	Morgan Stanley	7,033,964	916,541	916,450	(91)
Unrealized Depreciation				$40,308,208	$40,298,512	$(9,696)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized (Depreciation)
Swiss Franc	02/05/18	Morgan Stanley	(10,496,481)	$(10,792,105)	$(11,295,331)	$(503,226)
Danish Krone	02/05/18	Morgan Stanley	(14,435,439)	(2,331,595)	(2,417,050)	(85,455)
Euro	02/05/18	Morgan Stanley	(35,001,953)	(42,114,980)	(43,616,477)	(1,501,497)
Euro	03/05/18	Morgan Stanley	(35,351,082)	(44,109,337)	(44,126,032)	(16,695)
British Pound	02/05/18	Morgan Stanley	(18,139,679)	(24,544,509)	(25,799,955)	(1,255,446)
Norwegian Krone	02/05/18	Morgan Stanley	(7,033,964)	(860,239)	(916,450)	(56,211)
Swedish Krona	02/05/18	Morgan Stanley	(29,875,363)	(3,657,696)	(3,804,762)	(147,066)
Swedish Krona	03/05/18	Morgan Stanley	(29,788,487)	(3,797,692)	(3,800,388)	(2,696)
Unrealized Depreciation				$(132,208,153)	$(135,776,445)	$(3,568,292)

Total Unrealized Depreciation						$(3,577,988)
Net Unrealized Appreciation (Depreciation)						$(3,543,830)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks	$171,719,126	$–	$–		$171,719,126
Preferred Stocks	1,693,945	–	–		1,693,945
Rights	2,241	–	–	(h)	2,241
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,578,038	–	–		2,578,038
Total Investments in Securities	175,993,350	–	–		175,993,350
Other Financial Instruments:(i)
Forward Exchange Contracts	–	34,158	–		34,158
Total Investments in Securities and Other Financial Instruments	$175,993,350	$34,158	$–		$176,027,508

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2018 (unaudited)

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Forward Exchange Contracts	$–	$3,577,988	$–	$3,577,988
Total Other Financial Instruments	$–	$3,577,988	$–	$3,577,988

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $– has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018(j)
Right:
UniCredit SpA (k)	$–	$–	$–	$–	$–	(l)	$–	$–	$–	$–	(l)	$–
Total	$–	$–	$–	$–	$–	(l)	$–	$–	$–	$–	(l)	$–

Information about Level 3 fair value measurements as of January 31, 2018.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Right	$ –	Issuer Specific Facts	Contingent Payment Terms

(j)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(l)	Includes a level 3 security valued at $–.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 19.8%
ABC-Mart, Inc.	233	$15,156
Adastria Co., Ltd.(a)	247	5,270
Aisin Seiki Co., Ltd.	1,566	91,388
Aoyama Trading Co., Ltd.	421	16,546
Asics Corp.(a)	1,623	26,704
ASKUL Corp.	184	6,153
Autobacs Seven Co., Ltd.	551	10,999
Bandai Namco Holdings, Inc.	1,769	57,694
Benesse Holdings, Inc.	635	23,851
Bic Camera, Inc.	1,364	20,981
Bridgestone Corp.	5,579	271,194
Canon Marketing Japan, Inc.	408	11,191
Casio Computer Co., Ltd.	1,987	30,127
CyberAgent, Inc.	877	37,963
Daiichikosho Co., Ltd.	372	20,244
Denso Corp.	4,358	272,407
Dentsu, Inc.	1,964	87,895
Don Quijote Holdings Co., Ltd.	1,046	57,975
Exedy Corp.	264	9,227
Fast Retailing Co., Ltd.	458	204,297
Fuji Media Holdings, Inc.	417	6,827
Fujitsu General Ltd.	502	9,920
H2O Retailing Corp.	771	15,561
Hakuhodo DY Holdings, Inc.	2,173	32,608
Haseko Corp.	2,516	39,277
Heiwa Corp.	472	9,444
Hikari Tsushin, Inc.	205	29,767
HIS Co., Ltd.	292	10,540
Honda Motor Co., Ltd.	15,922	558,083
Iida Group Holdings Co., Ltd.	1,298	25,697
Isetan Mitsukoshi Holdings Ltd.	3,181	38,030
Isuzu Motors Ltd.	4,857	81,829
Izumi Co., Ltd.	356	22,602
J Front Retailing Co., Ltd.	2,200	40,229
Koito Manufacturing Co., Ltd.	1,020	71,672
Komeri Co., Ltd.	252	7,261
K's Holdings Corp.	713	19,890
Marui Group Co., Ltd.	1,889	34,369
Mazda Motor Corp.	5,091	71,336
Mitsubishi Motors Corp.	5,594	41,460
NGK Spark Plug Co., Ltd.	1,707	44,898
NHK Spring Co., Ltd.	1,456	16,153
Nifco, Inc.	384	26,912
Nikon Corp.	3,103	60,181
Nippon Television Holdings, Inc.	458	8,039
Nissan Motor Co., Ltd.	17,222	183,572
Nissan Shatai Co., Ltd.	560	5,879
Nitori Holdings Co., Ltd.	658	104,799
NOK Corp.	1,035	24,075
Oriental Land Co., Ltd.	1,693	165,337
PALTAC Corp.	286	12,642
Panasonic Corp.	19,025	282,181
Rakuten, Inc.	7,055	63,715
Resorttrust, Inc.	589	14,003
Rinnai Corp.	336	31,613
Ryohin Keikaku Co., Ltd.	210	70,125
Sankyo Co., Ltd.	460	14,918
Sanrio Co., Ltd.	530	9,114
Sega Sammy Holdings, Inc.	1,813	25,296
Sekisui Chemical Co., Ltd.	3,217	61,301
Sekisui House Ltd.	5,173	94,688
Sharp Corp.*(a)	1,289	48,121
Shimachu Co., Ltd.	410	13,541
Shimamura Co., Ltd.	197	23,155

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Shimano, Inc.	697	$99,613
Shochiku Co., Ltd.	85	12,600
SKY Perfect JSAT Holdings, Inc.	1,099	5,185
Skylark Co., Ltd.	1,383	19,917
Sony Corp.	11,272	537,913
Stanley Electric Co., Ltd.	1,321	53,552
Start Today Co., Ltd.	1,588	46,627
Subaru Corp.	5,468	181,240
Sumitomo Electric Industries Ltd.	6,715	114,454
Sumitomo Forestry Co., Ltd.	1,184	20,338
Sumitomo Rubber Industries Ltd.	1,623	31,477
Suzuki Motor Corp.	3,668	209,283
Takashimaya Co., Ltd.	2,710	28,079
Toho Co., Ltd.	1,020	34,481
Tokai Rika Co., Ltd.	445	9,629
Tokyo Broadcasting System Holdings, Inc.	316	7,570
Toyo Tire & Rubber Co., Ltd.	906	19,240
Toyoda Gosei Co., Ltd.	664	17,611
Toyota Boshoku Corp.	547	11,691
Toyota Industries Corp.	1,428	92,754
Toyota Motor Corp.	23,112	1,583,782
TS Tech Co., Ltd.	460	19,659
TV Asahi Holdings Corp.	194	4,002
USS Co., Ltd.	1,915	42,632
Wacoal Holdings Corp.	545	16,701
Yamada Denki Co., Ltd.	6,512	38,599
Yamaha Corp.	1,485	61,152
Yamaha Motor Co., Ltd.	2,488	82,512
Yokohama Rubber Co., Ltd. (The)	958	24,329
Zensho Holdings Co., Ltd.	830	14,523

Total Consumer Discretionary		7,289,067

Consumer Staples — 8.1%
Aeon Co., Ltd.	6,218	105,812
Ain Holdings, Inc.	253	15,437
Ajinomoto Co., Inc.	4,527	85,849
Ariake Japan Co., Ltd.	161	13,953
Asahi Group Holdings Ltd.	3,399	170,985
Calbee, Inc.(a)	687	24,168
Coca-Cola Bottlers Japan Holdings, Inc.	1,051	37,118
Cosmos Pharmaceutical Corp.	81	14,455
Ezaki Glico Co., Ltd.	475	24,195
FamilyMart UNY Holdings Co., Ltd.	738	49,356
Fuji Oil Holdings, Inc.	405	12,318
House Foods Group, Inc.	668	23,224
Ito En Ltd.	513	21,172
Itoham Yonekyu Holdings, Inc.	1,209	11,098
Japan Tobacco, Inc.	10,671	353,109
Kagome Co., Ltd.	718	26,739
Kao Corp.	4,299	297,864
Kewpie Corp.	1,003	28,623
Kikkoman Corp.	1,571	64,910
Kirin Holdings Co., Ltd.	7,473	186,286
Kobayashi Pharmaceutical Co., Ltd.	547	36,231
Kose Corp.	257	44,264
Kusuri no Aoki Holdings Co., Ltd.	141	7,389
Lawson, Inc.	441	29,816
Lion Corp.	2,250	42,174
Matsumotokiyoshi Holdings Co., Ltd.	720	29,518
Megmilk Snow Brand Co., Ltd.	374	10,776
MEIJI Holdings Co., Ltd.	1,204	100,706
Mitsubishi Shokuhin Co., Ltd.	126	3,752
Morinaga & Co., Ltd.	366	19,012

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
NH Foods Ltd.	1,857	$44,607
Nichirei Corp.	981	26,207
Nisshin Seifun Group, Inc.	2,326	46,603
Nissin Foods Holdings Co., Ltd.	615	45,524
Pigeon Corp.	963	37,583
Pola Orbis Holdings, Inc.	672	26,288
Sapporo Holdings Ltd.	564	16,948
Seven & i Holdings Co., Ltd.	6,881	282,792
Shiseido Co., Ltd.	3,464	177,746
Sugi Holdings Co., Ltd.	326	17,352
Sundrug Co., Ltd.	603	25,936
Suntory Beverage & Food Ltd.	1,119	53,410
Takara Holdings, Inc.	1,584	19,474
Toyo Suisan Kaisha Ltd.	804	32,593
Tsuruha Holdings, Inc.	322	44,839
Unicharm Corp.	3,416	91,225
Welcia Holdings Co., Ltd.	450	19,088
Yakult Honsha Co., Ltd.	910	76,031
Yamazaki Baking Co., Ltd.	1,146	22,551

Total Consumer Staples		2,997,106

Energy — 1.1%
Cosmo Energy Holdings Co., Ltd.	584	22,872
Idemitsu Kosan Co., Ltd.	1,306	48,816
Inpex Corp.	8,147	105,910
Japan Petroleum Exploration Co., Ltd.	275	7,583
JXTG Holdings, Inc.	28,409	188,378
Showa Shell Sekiyu K.K.	1,726	24,462

Total Energy		398,021

Financials — 12.9%
77 Bank Ltd. (The)	637	16,655
Acom Co., Ltd.*(a)	3,423	14,927
AEON Financial Service Co., Ltd.	1,057	26,349
Aiful Corp.*	2,620	9,481
Aozora Bank Ltd.	1,043	42,234
Aplus Financial Co., Ltd.*	826	870
Awa Bank Ltd. (The)	1,705	10,825
Bank of Kyoto Ltd. (The)	650	36,384
Chiba Bank Ltd. (The)	5,885	50,895
Chugoku Bank Ltd. (The)	1,585	20,779
Concordia Financial Group Ltd.	10,463	63,360
Credit Saison Co., Ltd.	1,472	26,742
Dai-ichi Life Holdings, Inc.	10,127	212,040
Daishi Bank Ltd. (The)	290	13,709
Daiwa Securities Group, Inc.	14,332	102,703
Fukuoka Financial Group, Inc.	6,525	37,779
Gunma Bank Ltd. (The)	3,942	23,727
Hachijuni Bank Ltd. (The)	3,772	22,323
Hiroshima Bank Ltd. (The)	2,696	22,525
Hitachi Capital Corp.	381	10,489
Hokuhoku Financial Group, Inc.	1,147	17,160
Iyo Bank Ltd. (The)	2,457	20,191
Jafco Co., Ltd.	280	15,853
Japan Exchange Group, Inc.	4,803	86,287
Japan Post Bank Co., Ltd.	3,642	49,147
Japan Post Holdings Co., Ltd.	11,833	141,144
Japan Post Insurance Co., Ltd.	584	15,435
Juroku Bank Ltd. (The)	315	9,148
Keiyo Bank Ltd. (The)	2,111	10,095
Kyushu Financial Group, Inc.	3,550	21,237
Matsui Securities Co., Ltd.	920	8,723
Mebuki Financial Group, Inc.	9,077	41,163

	Shares	Value
Common Stocks (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc.	114,824	$863,429
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,937	25,392
Mizuho Financial Group, Inc.	226,721	426,420
MS&AD Insurance Group Holdings, Inc.	4,454	151,425
Nishi-Nippon Financial Holdings, Inc.	1,399	18,289
Nomura Holdings, Inc.	29,269	189,710
North Pacific Bank Ltd.	2,523	8,760
Orient Corp.	5,121	8,445
ORIX Corp.	11,452	213,502
Resona Holdings, Inc.	19,506	117,460
San-In Godo Bank Ltd. (The)	1,353	13,957
SBI Holdings, Inc.	1,900	45,936
Senshu Ikeda Holdings, Inc.	2,385	9,155
Seven Bank Ltd.	6,022	22,178
Shiga Bank Ltd. (The)	2,274	12,208
Shinsei Bank Ltd.	1,500	26,123
Shizuoka Bank Ltd. (The)	4,785	50,894
Sompo Holdings, Inc.	3,151	126,034
Sony Financial Holdings, Inc.	1,599	29,210
Sumitomo Mitsui Financial Group, Inc.	11,923	532,824
Sumitomo Mitsui Trust Holdings, Inc.	3,331	138,147
Suruga Bank Ltd.	1,597	32,217
T&D Holdings, Inc.	5,048	89,856
Tokai Tokyo Financial Holdings, Inc.	2,056	15,671
Tokio Marine Holdings, Inc.	6,235	293,600
Tokyo Century Corp.	419	22,609
Yamaguchi Financial Group, Inc.	2,081	24,365
Zenkoku Hosho Co., Ltd.	453	21,165

Total Financials		4,729,360

Health Care — 7.1%
Alfresa Holdings Corp.	1,589	38,708
Asahi Intecc Co., Ltd.	912	35,384
Astellas Pharma, Inc.	18,016	237,672
Chugai Pharmaceutical Co., Ltd.	1,929	101,968
Daiichi Sankyo Co., Ltd.	5,807	195,242
Eisai Co., Ltd.	2,355	134,433
Hisamitsu Pharmaceutical Co., Inc.	643	44,180
Hoya Corp.	3,352	171,016
Kaken Pharmaceutical Co., Ltd.	312	16,350
Kissei Pharmaceutical Co., Ltd.	286	8,083
KYORIN Holdings, Inc.	412	7,836
Kyowa Hakko Kirin Co., Ltd.	2,261	44,224
M3, Inc.	1,794	65,577
Medipal Holdings Corp.	1,438	28,140
Miraca Holdings, Inc.	470	21,529
Mitsubishi Tanabe Pharma Corp.	1,975	40,367
Mochida Pharmaceutical Co., Ltd.	116	8,905
Nihon Kohden Corp.	673	15,913
Nippon Shinyaku Co., Ltd.	471	32,405
Nipro Corp.	1,065	16,450
Olympus Corp.	2,508	96,386
Ono Pharmaceutical Co., Ltd.	3,941	97,284
Otsuka Holdings Co., Ltd.	3,738	165,951
PeptiDream, Inc.*	726	29,930
Rohto Pharmaceutical Co., Ltd.	873	23,546
Santen Pharmaceutical Co., Ltd.	3,231	52,718
Sawai Pharmaceutical Co., Ltd.	345	15,772
Shionogi & Co., Ltd.	2,565	141,862
Sumitomo Dainippon Pharma Co., Ltd.	1,498	22,122
Suzuken Co., Ltd.	725	30,852
Sysmex Corp.	1,284	100,692
Taisho Pharmaceutical Holdings Co., Ltd.	407	33,259

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Takeda Pharmaceutical Co., Ltd.	6,809	$400,162
Terumo Corp.	2,737	133,897
Tsumura & Co.	594	20,080

Total Health Care		2,628,895

Industrials — 22.2%
Aica Kogyo Co., Ltd.	472	18,205
Amada Holdings Co., Ltd.	2,909	43,067
ANA Holdings, Inc.	1,040	42,303
Asahi Glass Co., Ltd.	1,716	75,302
Central Japan Railway Co.	1,618	306,094
Chiyoda Corp.	1,380	13,098
COMSYS Holdings Corp.	953	26,629
Dai Nippon Printing Co., Ltd.	2,627	58,482
Daifuku Co., Ltd.	833	55,709
Daikin Industries Ltd.	2,365	283,722
DMG Mori Co., Ltd.	919	20,922
East Japan Railway Co.	3,322	330,054
Ebara Corp.	897	36,733
FANUC Corp.	1,733	467,960
Fuji Electric Co., Ltd.	5,590	45,988
Fujikura Ltd.	2,466	24,128
Fukuyama Transporting Co., Ltd.	298	11,494
Furukawa Electric Co., Ltd.	564	30,898
Glory Ltd.	494	19,279
GS Yuasa Corp.	3,484	18,704
Hankyu Hanshin Holdings, Inc.	1,987	80,004
Hino Motors Ltd.	2,460	32,521
Hitachi Construction Machinery Co., Ltd.	944	42,247
Hitachi Transport System Ltd.	387	10,023
Hoshizaki Corp.	466	44,015
IHI Corp.	1,159	38,755
ITOCHU Corp.	12,608	247,066
Japan Airlines Co., Ltd.	1,053	39,677
Japan Airport Terminal Co., Ltd.	418	16,122
Japan Steel Works Ltd. (The)	565	17,625
JGC Corp.	1,922	41,484
JTEKT Corp.	2,016	35,904
Kajima Corp.	8,164	80,701
Kamigumi Co., Ltd.	960	21,055
Kandenko Co., Ltd.	936	10,316
Kawasaki Heavy Industries Ltd.	1,299	53,552
Kawasaki Kisen Kaisha Ltd.*	744	19,719
Keihan Holdings Co., Ltd.	897	28,351
Keikyu Corp.	2,215	43,628
Keio Corp.	1,026	48,689
Keisei Electric Railway Co., Ltd.	1,262	42,720
Kinden Corp.	1,176	19,597
Kintetsu Group Holdings Co., Ltd.	1,601	63,216
Komatsu Ltd.	8,155	316,398
Kubota Corp.	9,970	202,496
Kurita Water Industries Ltd.	1,008	32,967
Kyudenko Corp.	352	16,124
Kyushu Railway Co.	1,430	45,918
LIXIL Group Corp.	2,321	65,172
Mabuchi Motor Co., Ltd.	473	27,993
Maeda Corp.	1,201	16,427
Maeda Road Construction Co., Ltd.	522	11,626
Makita Corp.	2,175	102,419
Marubeni Corp.	13,959	104,633
MINEBEA MITSUMI, Inc.	3,745	84,640
MISUMI Group, Inc.	2,460	74,033
Mitsubishi Corp.	11,478	320,717

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Mitsubishi Electric Corp.	17,638	$321,962
Mitsubishi Heavy Industries Ltd.	2,551	95,866
Mitsubishi Logistics Corp.	609	15,912
Mitsui & Co., Ltd.	14,971	262,512
Mitsui Engineering & Shipbuilding Co., Ltd.	662	11,747
Mitsui OSK Lines Ltd.(a)	985	35,283
Miura Co., Ltd.	883	25,118
MonotaRO Co., Ltd.	526	16,601
Nabtesco Corp.	1,038	48,974
Nagase & Co., Ltd.	994	18,076
Nagoya Railroad Co., Ltd.	1,622	42,632
Nankai Electric Railway Co., Ltd.	1,000	25,981
NGK Insulators Ltd.	2,360	48,041
Nidec Corp.	2,091	334,277
Nihon M&A Center, Inc.	576	34,300
Nippo Corp.	457	10,471
Nippon Express Co., Ltd.	652	46,830
Nippon Yusen K.K.*	1,431	35,803
Nishi-Nippon Railroad Co., Ltd.	680	18,938
Nisshinbo Holdings, Inc.	1,289	18,280
NSK Ltd.	4,058	66,769
NTN Corp.	3,825	19,588
Obayashi Corp.	6,005	72,178
Odakyu Electric Railway Co., Ltd.	2,720	59,805
OKUMA Corp.	269	18,458
OSG Corp.	642	16,263
Park24 Co., Ltd.	957	23,909
Persol Holdings Co., Ltd.	1,506	37,486
Pilot Corp.	224	11,102
Recruit Holdings Co., Ltd.	10,677	260,090
Sankyu, Inc.	448	20,809
Sanwa Holdings Corp.	1,817	25,202
Secom Co., Ltd.	1,729	132,136
Seibu Holdings, Inc.	1,926	38,465
Seino Holdings Co., Ltd.	1,332	22,099
Shimizu Corp.	5,049	51,667
SMC Corp.	517	253,491
Sohgo Security Services Co., Ltd.	611	33,082
Sojitz Corp.	11,173	36,030
Sotetsu Holdings, Inc.(a)	699	19,243
Sumitomo Corp.	9,997	172,089
Sumitomo Heavy Industries Ltd.	1,005	45,805
Tadano Ltd.	1,029	17,949
Taisei Corp.	1,875	95,335
THK Co., Ltd.	1,017	42,113
Tobu Railway Co., Ltd.	1,799	60,403
Toda Corp.	2,083	16,373
Tokyu Corp.	4,396	73,458
Toppan Forms Co., Ltd.	356	4,008
Toppan Printing Co., Ltd.	4,661	43,768
Toshiba Corp.*	34,058	97,037
TOTO Ltd.	1,285	73,341
Toyota Tsusho Corp.	1,988	80,318
Ushio, Inc.	1,055	16,083
West Japan Railway Co.	1,636	122,541
Yamato Holdings Co., Ltd.	3,172	81,716

Total Industrials		8,155,134

Information Technology — 12.5%
Advantest Corp.	1,626	34,589
Alps Electric Co., Ltd.	1,680	48,328
Azbil Corp.	594	27,590
Brother Industries Ltd.	2,103	53,772

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Canon, Inc.	9,174	$365,514
Capcom Co., Ltd.	418	15,911
Citizen Watch Co., Ltd.	2,443	18,666
COLOPL, Inc.	419	3,654
DeNA Co., Ltd.	1,013	21,929
Disco Corp.	251	58,729
FUJIFILM Holdings Corp.	3,452	132,508
Fujitsu Ltd.	17,284	127,292
GMO Payment Gateway, Inc.	148	13,003
Gree, Inc.	849	5,507
GungHo Online Entertainment, Inc.	3,376	9,712
Hamamatsu Photonics K.K.	1,155	42,643
Hirose Electric Co., Ltd.	286	42,839
Hitachi High-Technologies Corp.	587	27,534
Hitachi Kokusai Electric, Inc.	210	5,983
Hitachi Ltd.	41,258	327,479
Horiba Ltd.	347	22,285
Ibiden Co., Ltd.(a)	972	15,067
Itochu Techno-Solutions Corp.	435	19,089
Japan Aviation Electronics Industry Ltd.	403	6,760
Japan Display, Inc.*(a)	3,203	6,954
Kakaku.com, Inc.	1,217	21,306
Keyence Corp.	804	489,302
Koei Tecmo Holdings Co., Ltd.	439	9,709
Konami Holdings Corp.	846	48,363
Konica Minolta, Inc.	4,031	40,105
Kyocera Corp.	2,784	184,937
LINE Corp.*	328	15,535
Murata Manufacturing Co., Ltd.	1,691	249,572
NEC Corp.	2,233	67,304
Nexon Co., Ltd.*	1,819	60,408
Nintendo Co., Ltd.	960	421,888
Nippon Electric Glass Co., Ltd.	759	31,186
Nomura Research Institute Ltd.	941	43,276
NS Solutions Corp.	294	7,892
NTT Data Corp.	5,617	66,022
OBIC Business Consultants Co., Ltd.	66	3,731
Obic Co., Ltd.	596	46,356
Omron Corp.	1,758	109,679
Oracle Corp. Japan	296	23,809
Otsuka Corp.	457	38,308
Renesas Electronics Corp.*	4,351	51,141
Ricoh Co., Ltd.	6,066	59,574
Rohm Co., Ltd.	790	86,632
SCREEN Holdings Co., Ltd.	360	31,266
SCSK Corp.	376	17,292
Seiko Epson Corp.	2,457	59,582
Shimadzu Corp.	2,398	60,436
Square Enix Holdings Co., Ltd.	709	32,314
SUMCO Corp.	2,084	56,742
Taiyo Yuden Co., Ltd.	1,000	16,838
TDK Corp.	1,069	98,424
TIS, Inc.	736	26,027
Tokyo Electron Ltd.	1,391	260,729
Topcon Corp.	938	23,846
Trend Micro, Inc.	1,023	55,107
Ulvac, Inc.	442	29,519
Yahoo Japan Corp.	11,667	56,114
Yaskawa Electric Corp.(a)	1,976	101,737
Yokogawa Electric Corp.	2,161	45,851

Total Information Technology		4,601,196

	Shares	Value
Common Stocks (continued)
Materials — 7.1%
Air Water, Inc.	1,399	$29,876
Asahi Kasei Corp.	11,110	144,988
Daicel Corp.	2,737	33,148
Daido Steel Co., Ltd.	316	18,644
Denka Co., Ltd.	813	32,362
DIC Corp.	748	29,466
Dowa Holdings Co., Ltd.	408	16,970
FP Corp.	205	10,799
Hitachi Chemical Co., Ltd.	909	23,176
Hitachi Metals Ltd.	1,808	24,564
JFE Holdings, Inc.	4,587	108,776
JSR Corp.	1,671	39,557
Kaneka Corp.	2,639	24,467
Kansai Paint Co., Ltd.	1,725	42,590
Kobe Steel Ltd.*	2,727	28,281
Kuraray Co., Ltd.	3,142	58,721
Lintec Corp.	449	12,834
Maruichi Steel Tube Ltd.	554	16,647
Mitsubishi Chemical Holdings Corp.	11,517	124,977
Mitsubishi Gas Chemical Co., Inc.	1,661	46,868
Mitsubishi Materials Corp.	1,112	41,208
Mitsui Chemicals, Inc.	1,623	50,925
Mitsui Mining & Smelting Co., Ltd.	502	28,054
Nippon Kayaku Co., Ltd.	1,535	22,584
Nippon Paint Holdings Co., Ltd.(a)	1,376	49,226
Nippon Paper Industries Co., Ltd.	846	16,074
Nippon Shokubai Co., Ltd.	291	20,661
Nippon Steel & Sumitomo Metal Corp.	6,950	176,910
Nissan Chemical Industries Ltd.	1,255	51,106
Nisshin Steel Co., Ltd.	409	6,891
Nitto Denko Corp.	1,373	125,457
NOF Corp.	633	16,980
Oji Holdings Corp.	7,850	53,721
Rengo Co., Ltd.	1,879	15,217
Shin-Etsu Chemical Co., Ltd.	3,637	413,496
Showa Denko K.K.	1,126	52,094
Sumitomo Chemical Co., Ltd.	13,449	98,568
Sumitomo Metal Mining Co., Ltd.	2,120	99,207
Sumitomo Osaka Cement Co., Ltd.	3,356	15,803
Taiheiyo Cement Corp.	1,098	46,624
Taiyo Nippon Sanso Corp.	1,289	19,922
Teijin Ltd.	1,582	34,943
Toray Industries, Inc.	13,513	134,319
Tosoh Corp.	2,533	58,014
Toyo Seikan Group Holdings Ltd.	1,457	23,492
Toyobo Co., Ltd.	787	14,975
Ube Industries Ltd.	968	28,821
Yamato Kogyo Co., Ltd.	315	9,018
Zeon Corp.	1,323	19,890

Total Materials		2,611,911

Real Estate — 3.1%
Aeon Mall Co., Ltd.	1,067	23,470
Daikyo, Inc.	262	5,537
Daito Trust Construction Co., Ltd.	642	112,132
Daiwa House Industry Co., Ltd.	5,793	228,472
Hulic Co., Ltd.	3,173	40,173
Ichigo, Inc.	1,848	7,635
Leopalace21 Corp.	2,169	17,983
Mitsubishi Estate Co., Ltd.	10,543	201,723
Mitsui Fudosan Co., Ltd.	8,438	220,893
Nomura Real Estate Holdings, Inc.	1,095	26,203
NTT Urban Development Corp.	970	12,681

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Relo Group, Inc.	951	$28,141
Sumitomo Realty & Development Co., Ltd.	3,855	147,836
Tokyo Tatemono Co., Ltd.	1,887	30,270
Tokyu Fudosan Holdings Corp.	4,575	36,045

Total Real Estate		1,139,194

Telecommunication Services — 4.4%
KDDI Corp.	16,068	405,252
Nippon Telegraph & Telephone Corp.	5,978	284,291
NTT DOCOMO, Inc.	11,589	287,137
SoftBank Group Corp.	7,607	625,815

Total Telecommunication Services		1,602,495

Utilities — 1.6%
Chubu Electric Power Co., Inc.	6,241	78,302
Chugoku Electric Power Co., Inc. (The)	2,642	29,214
Electric Power Development Co., Ltd.	1,472	41,737
Hokkaido Electric Power Co., Inc.(a)	1,589	10,350
Hokuriku Electric Power Co.(a)	1,528	12,487
Kansai Electric Power Co., Inc. (The)	6,487	80,437
Kyushu Electric Power Co., Inc.	4,135	45,231
Osaka Gas Co., Ltd.	3,520	69,752
Shikoku Electric Power Co., Inc.	1,386	15,643
Toho Gas Co., Ltd.	827	24,207
Tohoku Electric Power Co., Inc.	4,204	54,189
Tokyo Electric Power Co. Holdings, Inc.*	13,891	56,249
Tokyo Gas Co., Ltd.	3,735	88,726

Total Utilities		606,524

Total Common Stocks
(Cost $28,693,034)		36,758,903
Investment of Cash Collateral For Securities Loaned — 0.5%
Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(b)
(Cost $189,314)	189,314	189,314

Total Investments — 100.4%
(Cost $28,882,348)		36,948,217
Other Assets and Liabilities, Net — (0.4)%		(140,798)
Net Assets — 100.0%		$36,807,419

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $343,205; total market value of collateral held by the Fund was $364,428. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $175,114.
(b)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2018 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2018:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2018	Unrealized Appreciation
Japanese Yen	02/05/18	Merrill Lynch	2,015,191,648	$ 18,463,637	$ 18,466,318	$ 2,681
Unrealized Appreciation				$ 18,463,637	$ 18,466,318	$ 2,681

Total Unrealized Appreciation						$ 2,681

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2018	Unrealized (Depreciation)
Japanese Yen	02/05/18	Morgan Stanley	(2,015,191,648)	$ (17,914,089)	$ (18,466,317)	$ (552,228)
Japanese Yen	03/05/18	Merrill Lynch	(2,006,387,933)	(18,407,921)	(18,412,205)	(4,284)
Unrealized Depreciation				$ (36,322,010)	$ (36,878,522)	$ (556,512)

Total Unrealized Depreciation						$ (556,512)

Net Unrealized Appreciation (Depreciation)						$ (553,831)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$36,758,903	$–	$–	$36,758,903
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	189,314	–	–	189,314
Total Investments in Securities	36,948,217	–	–	36,948,217
Other Financial Instruments:(d)
Forward Exchange Contracts	–	2,681	–	2,681
Total Investments in Securities and Other Financial Instruments	$36,948,217	$2,681	$–	$36,950,898
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(d)
Forward Exchange Contracts	$–	$556,512	$–	$556,512
Total Other Financial Instruments	$–	$556,512	$–	$556,512

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 99.3%

Aggregate Bond Funds — 35.1%
iShares Core U.S. Aggregate Bond ETF	80,342	$8,684,970
SPDR Portfolio Aggregate Bond ETF	8,561	243,047
Vanguard Total Bond Market ETF	75,693	6,097,828

Total Aggregate Bond Funds		15,025,845

Convertible Bonds Fund — 4.9%
SPDR Bloomberg Barclays Convertible Securities ETF	39,629	2,106,281

Emerging Equity Funds — 4.6%
iShares Core MSCI Emerging Markets ETF	12,319	756,879
Vanguard FTSE Emerging Markets ETF	23,771	1,184,747

Total Emerging Equity Funds		1,941,626

High Yield Corporate Bond Funds — 8.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	24,077	2,101,922
SPDR Bloomberg Barclays High Yield Bond ETF(a)	40,963	1,503,342

Total High Yield Corporate Bond Funds		3,605,264

International Equity Core Funds — 24.6%
iShares Core MSCI EAFE ETF	57,693	4,011,394
Vanguard FTSE Developed Markets ETF	137,951	6,482,318

Total International Equity Core Funds		10,493,712

U.S. Large Cap Core Funds — 21.7%
Consumer Discretionary Select Sector SPDR Fund	17,245	1,859,183
Consumer Staples Select Sector SPDR Fund	12,094	699,275
Financial Select Sector SPDR Fund	54,115	1,609,380
Health Care Select Sector SPDR Fund	14,324	1,261,944
Industrial Select Sector SPDR Fund	10,389	828,315
Materials Select Sector SPDR Fund	3,368	212,016
Technology Select Sector SPDR Fund	7,266	497,358
Vanguard Consumer Discretionary ETF(a)	2,032	343,408
Vanguard Consumer Staples ETF	1,981	294,258
Vanguard Financials ETF(a)	4,811	356,206
Vanguard Health Care ETF(a)	3,331	548,283
Vanguard Industrials ETF(a)	1,590	236,767
Vanguard Information Technology ETF(a)	2,497	442,393
Vanguard Materials ETF(a)	696	98,526

Total U.S. Large Cap Core Funds		9,287,312

Total Investment Companies
(Cost $39,833,016)		42,460,040

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $90,550)	90,550	90,550

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 8.1%

Money Market Fund — 8.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $3,482,780)	3,482,780	$3,482,780

Total Investments — 107.6%
(Cost $43,406,346)		46,033,370
Other Assets and Liabilities, Net — (7.6)%		(3,267,330)
Net Assets — 100.0%		$42,766,040

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,897,540; total market value of collateral held by the Fund was $4,998,522. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,515,742.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $247,932.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2018 (unaudited)

Total return swap contracts outstanding at January 31, 2018:
				Payment	Notional	Value/
		Annual		Frequency	Amount	Unrealized
		Financing Rate	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	Received (Paid %)	Date	(Paid)	(Short)	(Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	$286,882	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	107,892	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.08	10/03/2019	Monthly	(585,177)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	248,359	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	194,789	–
Industrial Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	127,807	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1.02	10/03/2019	Monthly	(2,020,548)	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.42	10/03/2019	Monthly	619,026	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.42	10/03/2019	Monthly	116,797	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.42	10/03/2019	Monthly	1,340,332	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	2.42	10/03/2019	Monthly	324,407	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.02	10/03/2019	Monthly	(2,039,749)	–
iShares Russell 2000 ETF	Morgan Stanley	1.03	10/03/2019	Monthly	(696,740)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	32,734	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	10/03/2019	Monthly	325,065	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.42	10/03/2019	Monthly	232,017	–
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.42	10/03/2019	Monthly	37,503	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	10/03/2019	Monthly	76,732	–
Utilities Select Sector SPDR Fund	Morgan Stanley	1.20	10/03/2019	Monthly	(9,085)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.42	10/03/2019	Monthly	53,066	–
Vanguard Consumer Staples ETF	Morgan Stanley	2.42	10/03/2019	Monthly	45,453	–
Vanguard Financials ETF	Morgan Stanley	2.42	10/03/2019	Monthly	54,938	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.42	10/03/2019	Monthly	1,000,370	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.42	10/03/2019	Monthly	182,813	–
Vanguard Health Care ETF	Morgan Stanley	2.42	10/03/2019	Monthly	84,604	–
Vanguard Industrials ETF	Morgan Stanley	2.42	10/03/2019	Monthly	43,780	–
Vanguard Information Technology ETF	Morgan Stanley	2.42	10/03/2019	Monthly	68,210	–
Vanguard Materials ETF	Morgan Stanley	2.42	10/03/2019	Monthly	15,147	–
Vanguard Real Estate ETF	Morgan Stanley	1.02	10/03/2019	Monthly	(988,596)	–
Vanguard Total Bond Market ETF	Morgan Stanley	2.42	10/03/2019	Monthly	941,021	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $247,932 at January 31, 2018. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$42,460,040	$–	$–	$42,460,040
Short-Term Investment:
Money Market Fund	90,550	–	–	90,550
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,482,780	–	–	3,482,780
Total Investments in Securities	46,033,370	–	–	46,033,370
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$46,033,370	$–	$–	$46,033,370

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 100.0%

Investment Grade Corporate Bond Funds — 49.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	124,233	$14,916,656
iShares U.S. Credit Bond ETF	5,268	584,695
Vanguard Intermediate-Term Corporate Bond ETF(a)	192,388	16,618,476

Total Investment Grade Corporate Bond Funds		32,119,827

Mortgage Backed Securities Funds — 21.6%
iShares MBS ETF	49,105	5,173,703
SPDR Bloomberg Barclays Mortgage Backed Bond ETF(a)	90,520	2,329,985
Vanguard Mortgage-Backed Securities ETF	128,329	6,653,858

Total Mortgage Backed Securities Funds		14,157,546

U.S. Long Term Treasury Bond Funds — 29.4%
iShares 10-20 Year Treasury Bond ETF(a)	1,999	264,808
iShares 20+ Year Treasury Bond ETF(a)	25,612	3,143,361
SPDR Portfolio Long Term Treasury ETF(a)	240,570	8,504,149
Vanguard Long-Term Treasury ETF(a)	96,730	7,304,082

Total U.S. Long Term Treasury Bond		19,216,400

Total Investment Companies
(Cost $66,786,738)		65,493,773

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $23,569)	23,569	23,569

Investment of Cash Collateral For Securities Loaned — 22.1%

Money Market Fund — 22.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $14,466,113)	14,466,113	14,466,113

Total Investments — 122.1%
(Cost $81,276,420)		79,983,455
Other Assets and Liabilities, Net — (22.1)%		(14,470,330)
Net Assets — 100.0%		$65,513,125

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $14,204,135; total market value of collateral held by the Fund was $14,466,113.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$65,493,773	$–	$–	$65,493,773
Short-Term Investment:
Money Market Fund	23,569	–	–	23,569
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	14,466,113	–	–	14,466,113
Total Investments in Securities	$79,983,455	$–	$–	$79,983,455

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

January 31, 2018 (unaudited)

	Shares	Value
Investment Companies — 100.0%

High Yield Corporate Bond Funds — 19.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	358,087	$31,260,995
SPDR Bloomberg Barclays High Yield Bond ETF(a)	1,063,690	39,037,423

Total High Yield Corporate Bond Funds		70,298,418

Investment Grade Corporate Bond Funds — 47.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	665,172	79,867,202
iShares U.S. Credit Bond ETF	28,211	3,131,139
Vanguard Intermediate-Term Corporate Bond ETF	1,030,084	88,978,656

Total Investment Grade Corporate Bond Funds		171,976,997

Mortgage Backed Securities Funds — 10.1%
iShares MBS ETF	127,096	13,390,835
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	234,303	6,030,959
Vanguard Mortgage-Backed Securities ETF	332,165	17,222,755

Total Mortgage Backed Securities Funds		36,644,549

U.S. Long Term Treasury Bond Funds — 23.1%
iShares 10-20 Year Treasury Bond ETF(a)	8,712	1,154,078
iShares 20+ Year Treasury Bond ETF(a)	111,551	13,690,654
SPDR Portfolio Long Term Treasury ETF	1,047,828	37,040,720
Vanguard Long-Term Treasury ETF	421,317	31,813,647

Total U.S. Long Term Treasury Bond Funds		83,699,099

Total Investment Companies
(Cost $366,949,489)		362,619,063

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(c)
(Cost $76,946)	76,946	76,946

Investment of Cash Collateral For Securities Loaned — 10.9%

Money Market Fund — 10.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(c)
(Cost $39,573,791)	39,573,791	39,573,791

Total Investments — 110.9%
(Cost $406,600,226)		402,269,800
Other Assets and Liabilities, Net — (10.9)%		(39,627,425)
Net Assets — 100.0%		$362,642,375

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $43,604,568; total market value of collateral held by the Fund was $44,414,935. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,841,144.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$362,619,063	$–	$–	$362,619,063
Short-Term Investment:
Money Market Fund	76,946	–	–	76,946
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	39,573,791	–	–	39,573,791
Total Investments in Securities	$402,269,800	$–	$–	$402,269,800

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2018 is as follows:

Affiliated Holdings

	Shares at 4/30/2017	Value ($) at 4/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 1/31/2018	Value ($) at 1/31/2018
Schwab Short-Term U.S. Treasury ETF	327,625	16,538,510	133,368,827	(149,229,516)	(649,652)	(28,169)	280,671	–	–	–
	327,625	16,538,510	133,368,827	(149,229,516)	(649,652)	(28,169)	280,671	–	–	–

  For more information on the determination, please refer to Note 2.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2018 (unaudited)

	Principal Amount	Value
Long-Term Bonds 97.8%
Corporate Bonds — 87.1%

Consumer Discretionary — 10.3%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	325,000	329,062
American Axle & Manufacturing, Inc.
6.250%, due 4/1/25‡	200,000	209,000
Boyd Gaming Corp.
6.375%, due 4/1/26	155,000	166,044
6.875%, due 5/15/23	135,000	142,594
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, due 10/15/25‡	450,000	447,750
Dana, Inc.
5.500%, due 12/15/24	120,000	124,950
Dollar Tree, Inc.
5.750%, due 3/1/23	675,000	705,375
Eldorado Resorts, Inc.
6.000%, due 4/1/25	250,000	260,937
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	365,000	367,737
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	190,000	190,000
5.000%, due 5/31/26	250,000	252,500
5.125%, due 11/15/23	295,000	302,006
Hanesbrands, Inc.
4.625%, due 5/15/24‡	290,000	293,625
4.875%, due 5/15/26‡	255,000	257,550
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	250,000	251,250
4.875%, due 4/1/27	150,000	153,000
International Game Technology PLC
6.250%, due 2/15/22‡	700,000	749,000
6.500%, due 2/15/25‡	220,000	244,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	225,000	223,313
5.000%, due 6/1/24‡	340,000	344,250
5.250%, due 6/1/26‡	275,000	280,500
L Brands, Inc.
5.625%, due 2/15/22	350,000	369,250
5.625%, due 10/15/23	100,000	106,500
6.625%, due 4/1/21	210,000	226,800
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	128,213
5.625%, due 5/1/24	315,000	335,081
MGM Resorts International
4.625%, due 9/1/26	95,000	95,950
5.250%, due 3/31/20	150,000	155,250
6.000%, due 3/15/23	475,000	513,000
6.625%, due 12/15/21	350,000	381,063
6.750%, due 10/1/20	325,000	349,375
7.750%, due 3/15/22	150,000	170,625
Penske Automotive Group, Inc.
5.500%, due 5/15/26	150,000	153,188
QVC, Inc.
4.375%, due 3/15/23	140,000	141,784
4.450%, due 2/15/25	115,000	115,689

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Discretionary (continued)
QVC, Inc. (continued)
4.850%, due 4/1/24	$225,000	$232,664
5.125%, due 7/2/22	180,000	187,928
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	300,000	304,125
5.500%, due 4/15/27‡	150,000	153,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.250%, due 5/30/23‡	65,000	64,756
5.250%, due 5/15/27‡	300,000	294,750
5.500%, due 3/1/25‡	540,000	545,400
		11,319,597
Consumer Staples — 2.9%
B&G Foods, Inc.
4.625%, due 6/1/21	200,000	200,500
5.250%, due 4/1/25	250,000	250,312
First Quality Finance Co., Inc.
4.625%, due 5/15/21‡	175,000	174,562
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	250,000	254,375
4.875%, due 11/1/26‡	215,000	219,838
Mattel, Inc.
2.350%, due 5/6/19	175,000	172,156
Pilgrim's Pride Corp.
5.750%, due 3/15/25‡	200,000	202,000
5.875%, due 9/30/27‡	225,000	227,250
Post Holdings, Inc.
5.000%, due 8/15/26‡	545,000	531,375
5.500%, due 3/1/25‡	200,000	206,000
Spectrum Brands, Inc.
5.750%, due 7/15/25	280,000	294,700
Tempur Sealy International, Inc.
5.500%, due 6/15/26	165,000	165,825
5.625%, due 10/15/23	115,000	118,163
TreeHouse Foods, Inc.
6.000%, due 2/15/24‡	215,000	223,600
		3,240,656
Energy — 11.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.250%, due 10/15/22	94,000	98,935
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	175,000	180,250
Antero Resources Corp.
5.000%, due 3/1/25	275,000	281,187
5.125%, due 12/1/22	300,000	306,375
5.375%, due 11/1/21	275,000	281,187
5.625%, due 6/1/23	200,000	207,500
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27	375,000	387,187
5.875%, due 3/31/25	490,000	527,975
7.000%, due 6/30/24	330,000	374,550
Cheniere Energy Partners LP
5.250%, due 10/1/25‡	440,000	448,250
Continental Resources, Inc.
3.800%, due 6/1/24	300,000	294,000
4.375%, due 1/15/28‡	275,000	273,969
4.500%, due 4/15/23	350,000	353,062
4.900%, due 6/1/44	200,000	199,500
5.000%, due 9/15/22	600,000	609,000

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Energy (continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, due 4/1/25	$85,000	$87,762
DCP Midstream Operating LP
3.875%, due 3/15/23	85,000	85,000
Diamondback Energy, Inc.
4.750%, due 11/1/24	200,000	202,750
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	125,000	126,562
Energy Transfer Equity LP
4.250%, due 3/15/23	250,000	251,250
5.500%, due 6/1/27	275,000	290,469
5.875%, due 1/15/24	340,000	368,050
7.500%, due 10/15/20	320,000	352,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp.
5.625%, due 2/15/26‡	225,000	228,938
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000%, due 12/1/24‡	150,000	150,375
5.750%, due 10/1/25‡	125,000	128,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	125,000	127,813
Murphy Oil Corp.
5.750%, due 8/15/25	150,000	153,678
Newfield Exploration Co.
5.375%, due 1/1/26	175,000	184,625
5.625%, due 7/1/24	290,000	310,300
NGPL PipeCo LLC
4.375%, due 8/15/22‡	200,000	202,500
4.875%, due 8/15/27‡	225,000	230,625
NuStar Logistics LP
5.625%, due 4/28/27	150,000	156,750
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	120,000	121,200
5.375%, due 1/15/25‡	185,000	186,850
5.625%, due 10/15/27‡	200,000	205,000
Radian Group, Inc.
4.500%, due 10/1/24	125,000	125,781
Range Resources Corp.
5.000%, due 8/15/22	150,000	151,500
5.750%, due 6/1/21	150,000	156,750
RSP Permian, Inc.
5.250%, due 1/15/25	125,000	129,844
Springleaf Finance Corp.
7.750%, due 10/1/21	200,000	220,750
8.250%, due 12/15/20	275,000	302,156
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23‡	250,000	255,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28‡	150,000	149,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	175,000	176,094
4.250%, due 11/15/23	200,000	197,500
5.000%, due 1/15/28‡	150,000	148,500
5.125%, due 2/1/25	80,000	80,600
5.250%, due 5/1/23	150,000	153,188
5.375%, due 2/1/27	250,000	254,375
6.750%, due 3/15/24	125,000	132,813

	Principal Amount	Value
Corporate Bonds (continued)

Energy (continued)
Whiting Petroleum Corp.
5.750%, due 3/15/21	$250,000	$258,750
Williams Cos., Inc. (The)
4.550%, due 6/24/24	345,000	353,625
5.750%, due 6/24/44	205,000	225,500
WPX Energy, Inc.
5.250%, due 9/15/24	175,000	177,188
6.000%, due 1/15/22	300,000	315,750
		12,939,463
Financials — 5.8%
Aircastle Ltd.
4.125%, due 5/1/24	225,000	227,250
5.000%, due 4/1/23	80,000	84,100
5.125%, due 3/15/21	160,000	167,800
5.500%, due 2/15/22	80,000	85,100
Ally Financial, Inc.
3.500%, due 1/27/19	225,000	225,844
4.125%, due 3/30/20	200,000	202,750
4.125%, due 2/13/22	30,000	30,375
4.250%, due 4/15/21	175,000	178,062
4.625%, due 3/30/25	255,000	261,694
4.750%, due 9/10/18	200,000	202,000
5.125%, due 9/30/24	250,000	264,062
8.000%, due 11/1/31	550,000	698,500
CIT Group, Inc.
3.875%, due 2/19/19	290,000	292,538
5.000%, due 8/15/22	346,000	361,137
5.000%, due 8/1/23	225,000	235,125
MSCI, Inc.
4.750%, due 8/1/26‡	225,000	229,500
5.250%, due 11/15/24‡	180,000	187,200
5.750%, due 8/15/25‡	200,000	212,000
Navient Corp.
5.000%, due 10/26/20	125,000	127,500
5.875%, due 3/25/21	175,000	180,906
6.625%, due 7/26/21	200,000	212,500
Series MTN, 4.875%, due 6/17/19	320,000	324,800
Series MTN, 5.500%, due 1/15/19	370,000	376,938
Series MTN, 8.000%, due 3/25/20	425,000	459,000
Quicken Loans, Inc.
5.750%, due 5/1/25‡	350,000	356,125
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	180,688
		6,363,494
Health Care — 9.5%
Centene Corp.
4.750%, due 5/15/22	335,000	348,400
4.750%, due 1/15/25	380,000	385,700
5.625%, due 2/15/21	400,000	411,500
6.125%, due 2/15/24	155,000	164,687
DaVita, Inc.
5.000%, due 5/1/25	430,000	427,850
5.125%, due 7/15/24	495,000	498,712
Encompass Health Corp.
5.750%, due 11/1/24	320,000	326,400
HCA Healthcare, Inc.
6.250%, due 2/15/21	110,000	117,150
HCA, Inc.
3.750%, due 3/15/19	50,000	50,500
4.250%, due 10/15/19	35,000	35,700
4.500%, due 2/15/27	215,000	214,462
4.750%, due 5/1/23	195,000	202,312

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
HCA, Inc. (continued)
5.000%, due 3/15/24	$300,000	$313,125
5.250%, due 4/15/25	105,000	110,250
5.250%, due 6/15/26	125,000	130,937
5.375%, due 2/1/25	380,000	388,075
5.875%, due 3/15/22	125,000	134,531
5.875%, due 5/1/23	125,000	134,063
5.875%, due 2/15/26	225,000	235,687
6.500%, due 2/15/20	480,000	511,200
7.500%, due 2/15/22	495,000	555,637
Hologic, Inc.
4.375%, due 10/15/25‡	275,000	275,000
5.250%, due 7/15/22‡	195,000	202,313
LifePoint Health, Inc.
5.500%, due 12/1/21	300,000	306,000
Molina Healthcare, Inc.
5.375%, due 11/15/22	185,000	192,400
Quintiles IMS, Inc.
4.875%, due 5/15/23‡	225,000	232,594
5.000%, due 10/15/26‡	280,000	284,900
Service Corp. International
4.625%, due 12/15/27	150,000	148,688
5.375%, due 1/15/22	25,000	25,563
5.375%, due 5/15/24	205,000	215,250
Teleflex, Inc.
4.625%, due 11/15/27	200,000	200,500
Tenet Healthcare Corp.
4.375%, due 10/1/21	285,000	285,713
4.500%, due 4/1/21	375,000	376,875
4.625%, due 7/15/24‡	450,000	442,125
4.750%, due 6/1/20	75,000	76,688
5.500%, due 3/1/19	100,000	102,000
6.000%, due 10/1/20	400,000	421,000
Valeant Pharmaceuticals International, Inc.
5.500%, due 11/1/25‡	550,000	554,812
WellCare Health Plans, Inc.
5.250%, due 4/1/25	375,000	392,344
		10,431,643
Industrials — 9.1%
ADT Corp. (The)
3.500%, due 7/15/22	245,000	238,875
4.125%, due 6/15/23	260,000	257,400
6.250%, due 10/15/21	205,000	222,937
AECOM
5.125%, due 3/15/27	250,000	250,312
5.750%, due 10/15/22	250,000	259,687
5.875%, due 10/15/24	275,000	293,906
Aramark Services, Inc.
4.750%, due 6/1/26	165,000	166,650
5.000%, due 4/1/25‡	75,000	77,437
5.125%, due 1/15/24	305,000	315,675
Beacon Escrow Corp.
4.875%, due 11/1/25‡	350,000	348,687
CalAtlantic Group, Inc.
5.875%, due 11/15/24	125,000	135,625
HD Supply, Inc.
5.750%, due 4/15/24‡	255,000	272,531
Iron Mountain, Inc.
4.375%, due 6/1/21‡	155,000	157,131
4.875%, due 9/15/27‡	250,000	239,688
5.250%, due 3/15/28‡	25,000	24,313
5.750%, due 8/15/24	100,000	100,375

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Iron Mountain, Inc. (continued)
6.000%, due 8/15/23	$85,000	$88,719
KB Home
7.000%, due 12/15/21	150,000	163,375
Lennar Corp.
4.125%, due 1/15/22	105,000	106,050
4.500%, due 6/15/19	175,000	177,844
4.500%, due 11/15/19	125,000	127,344
4.500%, due 4/30/24	75,000	75,938
4.750%, due 4/1/21	180,000	185,850
4.750%, due 11/15/22	125,000	129,531
4.750%, due 5/30/25	290,000	296,525
4.750%, due 11/29/27‡	300,000	303,000
Leucadia National Corp.
5.500%, due 10/18/23	215,000	228,535
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	184,500
5.000%, due 1/15/27	150,000	155,625
5.500%, due 3/1/26	200,000	214,500
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	75,750
5.375%, due 4/15/23‡	210,000	215,250
Standard Industries, Inc.
4.750%, due 1/15/28‡	275,000	272,938
5.000%, due 2/15/27‡	140,000	142,100
5.375%, due 11/15/24‡	405,000	420,187
5.500%, due 2/15/23‡	100,000	104,000
6.000%, due 10/15/25‡	279,000	296,438
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	200,000	206,500
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	103,875
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
4.375%, due 6/15/19	130,000	131,625
5.875%, due 6/15/24	125,000	132,813
United Rentals North America, Inc.
4.625%, due 7/15/23	225,000	232,594
4.625%, due 10/15/25	225,000	227,813
4.875%, due 1/15/28	475,000	475,000
5.500%, due 7/15/25	350,000	369,250
5.500%, due 5/15/27	240,000	252,000
5.750%, due 11/15/24	190,000	199,500
5.875%, due 9/15/26	325,000	348,156
		10,006,354
Information Technology — 6.9%
CDK Global, Inc.
4.875%, due 6/1/27‡	175,000	175,437
5.000%, due 10/15/24	115,000	117,587
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	200,000	205,500
5.000%, due 9/1/25	125,000	127,344
5.500%, due 12/1/24	160,000	173,000
CommScope Technologies LLC
5.000%, due 3/15/27‡	205,000	204,487
6.000%, due 6/15/25‡	485,000	511,675
CommScope, Inc.
5.000%, due 6/15/21‡	125,000	127,344
5.500%, due 6/15/24‡	180,000	186,750
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	625,000	646,875

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Information Technology (continued)
Dell International LLC / EMC Corp. (continued)
7.125%, due 6/15/24‡	$455,000	$497,087
EMC Corp.
2.650%, due 6/1/20	535,000	526,975
3.375%, due 6/1/23	205,000	194,494
First Data Corp.
5.000%, due 1/15/24‡	450,000	461,813
5.375%, due 8/15/23‡	435,000	449,137
5.750%, due 1/15/24‡	615,000	634,988
Micron Technology, Inc.
5.250%, due 1/15/24‡	175,000	182,000
5.500%, due 2/1/25	157,000	164,850
NCR Corp.
4.625%, due 2/15/21	25,000	25,125
5.000%, due 7/15/22	100,000	101,500
6.375%, due 12/15/23	255,000	267,431
Nuance Communications, Inc.
5.625%, due 12/15/26	130,000	134,875
Sensata Technologies BV
4.875%, due 10/15/23‡	150,000	155,250
5.000%, due 10/1/25‡	206,000	212,695
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	265,000	285,538
Symantec Corp.
5.000%, due 4/15/25‡	300,000	306,160
VeriSign, Inc.
4.625%, due 5/1/23	260,000	266,500
4.750%, due 7/15/27	125,000	126,250
5.250%, due 4/1/25	120,000	127,500
		7,596,167
Materials — 9.6%
Alcoa Nederland Holding BV
6.750%, due 9/30/24‡	230,000	250,261
7.000%, due 9/30/26‡	140,000	155,604
Arconic, Inc.
5.125%, due 10/1/24	395,000	415,121
5.400%, due 4/15/21	325,000	343,281
6.150%, due 8/15/20	275,000	293,906
Ashland LLC
4.750%, due 8/15/22	305,000	317,200
Ball Corp.
4.000%, due 11/15/23	270,000	268,987
4.375%, due 12/15/20	315,000	323,269
5.250%, due 7/1/25	270,000	285,525
Berry Global, Inc.
4.500%, due 2/15/26‡	125,000	124,375
5.125%, due 7/15/23	205,000	212,944
5.500%, due 5/15/22	125,000	129,062
Blue Cube Spinco, Inc.
9.750%, due 10/15/23	200,000	235,500
10.000%, due 10/15/25	150,000	179,625
BWAY Holding Co.
5.500%, due 4/15/24‡	425,000	439,875
CF Industries, Inc.
3.450%, due 6/1/23	220,000	215,050
5.150%, due 3/15/34	185,000	186,619
Chemours Co. (The)
5.375%, due 5/15/27	150,000	155,625
7.000%, due 5/15/25	220,000	239,800

	Principal Amount	Value
Corporate Bonds (continued)

Materials (continued)
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	$285,000	$291,412
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26‡	225,000	226,406
Diamondback Energy, Inc.
5.375%, due 5/31/25	75,000	77,812
Freeport-McMoRan, Inc.
3.100%, due 3/15/20	275,000	275,000
3.550%, due 3/1/22	525,000	518,437
3.875%, due 3/15/23	500,000	496,250
4.000%, due 11/14/21	175,000	176,750
4.550%, due 11/14/24	325,000	330,281
5.400%, due 11/14/34	200,000	208,500
5.450%, due 3/15/43	500,000	513,750
6.875%, due 2/15/23	200,000	218,250
Olin Corp.
5.000%, due 2/1/30	175,000	175,000
5.125%, due 9/15/27	225,000	233,719
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	139,360
5.875%, due 8/15/23‡	215,000	228,169
Peabody Energy Corp.
6.000%, due 3/31/22‡	150,000	155,812
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	430,000	442,363
7.000%, due 7/15/24‡	225,000	239,063
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	141,413
5.125%, due 12/1/24‡	210,000	222,600
6.500%, due 12/1/20‡	80,000	86,400
Steel Dynamics, Inc.
5.125%, due 10/1/21	50,000	51,250
5.500%, due 10/1/24	65,000	67,925
Tronox Finance PLC
5.750%, due 10/1/25‡	125,000	127,969
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	170,000	177,650
		10,593,170
Media — 11.0%
Altice US Finance I Corp.
5.375%, due 7/15/23‡	300,000	307,500
5.500%, due 5/15/26‡	395,000	402,900
AMC Networks, Inc.
4.750%, due 8/1/25	200,000	200,000
5.000%, due 4/1/24	300,000	304,500
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	150,000	147,375
5.000%, due 2/1/28‡	150,000	145,125
5.125%, due 2/15/23	400,000	406,000
5.125%, due 5/1/23‡	310,000	313,875
5.250%, due 9/30/22	300,000	307,500
5.375%, due 5/1/25‡	50,000	50,875
5.500%, due 5/1/26‡	300,000	306,000
5.750%, due 9/1/23	135,000	138,375
5.750%, due 1/15/24	75,000	77,437
5.750%, due 2/15/26‡	700,000	724,500
5.875%, due 4/1/24‡	300,000	312,750

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.875%, due 5/1/27‡	$240,000	$247,200
Cinemark USA, Inc.
4.875%, due 6/1/23	200,000	202,500
CSC Holdings LLC
5.500%, due 4/15/27‡	365,000	369,562
6.625%, due 10/15/25‡	195,000	208,650
6.750%, due 11/15/21	330,000	353,925
DISH DBS Corp.
5.125%, due 5/1/20	230,000	234,025
7.875%, due 9/1/19	435,000	463,819
Gray Television, Inc.
5.125%, due 10/15/24‡	350,000	351,312
Lamar Media Corp.
5.375%, due 1/15/24	160,000	165,200
Netflix, Inc.
4.375%, due 11/15/26	340,000	331,500
4.875%, due 4/15/28‡	425,000	420,750
5.375%, due 2/1/21	150,000	157,500
5.500%, due 2/15/22	210,000	222,075
5.875%, due 2/15/25	250,000	266,875
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	250,000	258,438
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	170,000	171,700
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 10/1/20	50,000	50,375
5.000%, due 4/15/22‡	550,000	558,938
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	180,000	183,600
5.625%, due 2/15/24	135,000	137,869
5.875%, due 3/15/25	75,000	77,437
Sinclair Television Group, Inc.
5.625%, due 8/1/24‡	200,000	206,000
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	199,500
4.625%, due 5/15/23‡	110,000	111,513
5.000%, due 8/1/27‡	475,000	472,625
5.375%, due 4/15/25‡	300,000	310,500
5.375%, due 7/15/26‡	225,000	229,500
6.000%, due 7/15/24‡	510,000	534,225
TEGNA, Inc.
6.375%, due 10/15/23	175,000	183,094
Tribune Media Co.
5.875%, due 7/15/22	300,000	309,750
		12,134,669
Real Estate — 1.0%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	275,000	277,979
Realogy Group LLC / Realogy Co-Issuer Corp.
4.500%, due 4/15/19‡	75,000	75,844
4.875%, due 6/1/23‡	55,000	54,312
5.250%, due 12/1/21‡	160,000	164,400
Starwood Property Trust, Inc.
3.625%, due 2/1/21‡	125,000	125,000
4.750%, due 3/15/25‡	125,000	123,438
5.000%, due 12/15/21	225,000	234,000
		1,054,973

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunication Services — 7.1%
CyrusOne LP / CyrusOne Finance Corp.
5.000%, due 3/15/24	$325,000	$333,531
Equinix, Inc.
5.375%, due 4/1/23	250,000	256,875
5.375%, due 5/15/27	415,000	435,750
5.750%, due 1/1/25	80,000	84,200
5.875%, due 1/15/26	265,000	280,237
Hughes Satellite Systems Corp.
5.250%, due 8/1/26	200,000	202,000
Level 3 Financing, Inc.
5.125%, due 5/1/23	210,000	210,525
SBA Communications Corp.
4.000%, due 10/1/22‡	250,000	246,562
4.875%, due 7/15/22	195,000	200,362
4.875%, due 9/1/24	285,000	283,931
Sprint Capital Corp.
6.900%, due 5/1/19	560,000	583,800
Sprint Communications, Inc.
7.000%, due 3/1/20‡	290,000	309,575
7.000%, due 8/15/20	400,000	424,000
T-Mobile USA, Inc.
4.000%, due 4/15/22	325,000	330,688
4.500%, due 2/1/26	250,000	250,625
4.750%, due 2/1/28	375,000	375,938
5.125%, due 4/15/25	100,000	103,250
5.375%, due 4/15/27	350,000	367,063
6.000%, due 3/1/23	300,000	313,875
6.000%, due 4/15/24	500,000	530,000
6.375%, due 3/1/25	290,000	308,487
6.500%, due 1/15/24	250,000	264,375
6.500%, due 1/15/26	375,000	405,938
6.625%, due 4/1/23	75,000	77,906
Zayo Group LLC / Zayo Capital, Inc.
6.000%, due 4/1/23	365,000	380,969
6.375%, due 5/15/25	295,000	309,013
		7,869,475
Transportation — 0.5%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	200,000	202,734
5.500%, due 10/1/19‡	210,000	214,442
XPO Logistics, Inc.
6.125%, due 9/1/23‡	150,000	158,250
		575,426
Utilities — 1.6%
AES Corp.
4.875%, due 5/15/23	265,000	270,963
5.125%, due 9/1/27	100,000	104,750
5.500%, due 3/15/24	195,000	201,825
5.500%, due 4/15/25	140,000	146,300
6.000%, due 5/15/26	200,000	214,500
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, due 5/20/24	175,000	185,281
NextEra Energy Operating Partners LP
4.250%, due 9/15/24‡	150,000	150,750
4.500%, due 9/15/27‡	150,000	148,125
NRG Energy, Inc.
6.250%, due 5/1/24	200,000	209,500
Terraform Power Operating LLC
4.250%, due 1/31/23‡	125,000	123,750
		1,755,744

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Total Corporate Bonds
(Cost $96,471,904)	$	$95,880,831

Foreign Bonds — 10.7%

Consumer Discretionary — 2.7%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	395,000	388,088
4.625%, due 1/15/22‡	379,000	386,580
5.000%, due 10/15/25‡	775,000	775,000
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	410,500
5.250%, due 4/15/23	375,000	396,563
Jaguar Land Rover Automotive PLC, (United Kingdom)
3.500%, due 3/15/20‡	75,000	75,321
4.125%, due 12/15/18‡	335,000	338,430
4.250%, due 11/15/19‡	65,000	66,249
4.500%, due 10/1/27‡	150,000	147,750
		2,984,481
Consumer Staples — 0.2%
Cott Holdings, Inc., (Canada)
5.500%, due 4/1/25‡	155,000	158,100
Industrials — 0.7%
Ashtead Capital, Inc., (United Kingdom)
4.125%, due 8/15/25‡	200,000	198,000
4.375%, due 8/15/27‡	150,000	148,875
5.625%, due 10/1/24‡	140,000	148,050
CNH Industrial NV, (United Kingdom)
4.500%, due 8/15/23	100,000	104,125
Series MTN, 3.850%, due 11/15/27	150,000	148,875
		747,925
Information Technology — 0.9%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	75,000	73,781
4.375%, due 6/12/27	150,000	145,340
5.375%, due 5/15/19	28,000	28,875
Open Text Corp., (Canada)
5.625%, due 1/15/23‡	200,000	208,250
5.875%, due 6/1/26‡	265,000	280,238
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	250,000	250,663
		987,147
Materials — 3.2%
ArcelorMittal, (Luxembourg)
6.125%, due 6/1/25	105,000	119,700
6.500%, due 2/25/22	50,000	55,437
7.250%, due 10/15/39	325,000	419,250
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	200,000	201,000
4.625%, due 5/15/23‡	280,000	282,450
6.000%, due 2/15/25‡	500,000	516,250
7.250%, due 5/15/24‡	450,000	482,625
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	175,000	176,750
5.125%, due 5/15/24‡	260,000	261,999
Kinross Gold Corp., (Canada)
4.500%, due 7/15/27‡	125,000	126,250
5.950%, due 3/15/24	140,000	153,825

	Principal Amount	Value
Foreign Bonds (continued)

Materials (continued)
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	$325,000	$327,844
5.000%, due 5/1/25‡	125,000	125,781
5.250%, due 8/1/23‡	105,000	107,494
Teck Resources Ltd., (Canada)
8.500%, due 6/1/24‡	175,000	197,094
		3,553,749
Media — 0.8%
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	175,000	181,562
5.375%, due 6/15/24‡	160,000	170,400
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	310,000	315,425
5.500%, due 1/15/25‡	60,000	60,825
5.500%, due 8/15/26‡	181,000	185,525
		913,737
Telecommunication Services — 2.2%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	270,000	268,326
Millicom International Cellular SA, (Colombia)
5.125%, due 1/15/28‡	150,000	151,125
6.000%, due 3/15/25‡	125,000	133,719
SoftBank Group Corp., (Japan)
4.500%, due 4/15/20‡	665,000	674,975
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	310,000	345,650
7.200%, due 7/18/36	275,000	341,344
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	465,000	490,575
		2,405,714
Total Foreign Bonds
(Cost $11,818,154)		11,750,853

Short-Term Investment — 1.2%	Shares

Money Market Fund — 1.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.19%(a)
(Cost $1,374,567)	1,374,567	1,374,567

Total Investments — 99.0%
(Cost $109,664,625)		109,006,251
Other Assets and Liabilities, Net — 1.0%		1,080,017
Net Assets — 100.0%		$110,086,268

1

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Reflects the 1-day yield at January 31, 2018.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$–	$95,880,831	$–	$95,880,831
Foreign Bonds	–	11,750,853	–	11,750,853
Short-Term Investment:
Money Market Fund	1,374,567	–	–	1,374,567
Total Investments in Securities	$1,374,567	$107,631,684	$–	$109,006,251

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S Small Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 6.9%
AK Steel Holding Corp.*(a)	224,624	$1,136,597
Boise Cascade Co.(a)	60,493	2,688,914
Cabot Microelectronics Corp.	21,068	2,146,619
Commercial Metals Co.	84,417	2,029,385
Gibraltar Industries, Inc.*	39,210	1,454,691
Global Brass & Copper Holdings, Inc.	46,959	1,509,732
Innophos Holdings, Inc.	29,916	1,384,213
Koppers Holdings, Inc.*	38,137	1,746,675
Minerals Technologies, Inc.	21,070	1,583,410
OMNOVA Solutions, Inc.*	163,145	1,794,595
Rayonier Advanced Materials, Inc.(a)	120,090	2,272,103
Renewable Energy Group, Inc.*(a)	154,557	1,653,760
Ryerson Holding Corp.*	128,183	1,281,830
Stepan Co.	20,481	1,606,120
Trinseo SA	24,072	1,984,736
Universal Forest Products, Inc.	49,158	1,835,068

Total Basic Materials		28,108,448

Consumer Goods — 14.0%
ACCO Brands Corp.*	122,814	1,455,346
American Axle & Manufacturing Holdings, Inc.*	86,004	1,517,970
AV Homes, Inc.*(a)	98,172	1,659,107
Avon Products, Inc.*	367,070	895,651
Callaway Golf Co.(a)	145,906	2,155,032
Century Communities, Inc.*	63,594	2,009,570
Coca-Cola Bottling Co. Consolidated	7,830	1,585,732
Cooper Tire & Rubber Co.	36,418	1,423,944
Darling Ingredients, Inc.*	111,237	2,062,334
Flexsteel Industries, Inc.	32,053	1,380,843
Fresh Del Monte Produce, Inc.	27,266	1,289,954
Herman Miller, Inc.	51,178	2,072,709
Hooker Furniture Corp.	52,006	1,932,023
Johnson Outdoors, Inc., Class A	44,241	2,666,405
KB Home	81,234	2,560,496
Libbey, Inc.	110,768	783,130
M/I Homes, Inc.*	65,926	2,132,047
MDC Holdings, Inc.	58,035	1,956,360
Meritage Homes Corp.*	43,888	2,082,486
Meritor, Inc.*	94,291	2,572,258
Modine Manufacturing Co.*	132,368	3,090,793
NACCO Industries, Inc., Class A	101,286	4,259,076
Perry Ellis International, Inc.*	75,186	1,802,960
SpartanNash Co.	46,160	1,124,919
Stoneridge, Inc.*	89,022	2,166,795
Superior Industries International, Inc.	63,708	1,073,480
Taylor Morrison Home Corp., Class A*	75,751	1,926,348
Tower International, Inc.	59,603	1,800,011
Unifi, Inc.*	56,879	2,025,461
United Natural Foods, Inc.*	37,353	1,778,003

Total Consumer Goods		57,241,243

Consumer Services — 11.9%
1-800-Flowers.com, Inc., Class A*	158,339	1,650,684
Barnes & Noble Education, Inc.*	168,408	1,119,913
Biglari Holdings, Inc.*	3,738	1,542,635
Care.com, Inc.*	129,100	2,367,694
Chico's FAS, Inc.	113,723	1,081,506
Container Store Group, Inc. (The)*(a)	381,809	1,817,411
Dillard's, Inc., Class A(a)	30,922	2,089,090
Drive Shack, Inc.*	389,179	2,015,947
FTD Cos., Inc.*	80,204	469,995
GMS, Inc.*	46,101	1,580,342
Gray Television, Inc.*	111,375	1,820,981
Group 1 Automotive, Inc.(a)	21,801	1,710,289
ILG, Inc.	77,065	2,420,612
International Speedway Corp., Class A	43,699	2,027,634
K12, Inc.*	84,337	1,463,247

	Shares	Value
Common Stocks (continued)
Consumer Services (continued)
Marcus Corp. (The)	50,302	$1,307,852
Office Depot, Inc.	346,210	1,125,183
Overstock.com, Inc.*(a)	93,889	6,450,174
Penn National Gaming, Inc.*	87,618	2,795,890
Pinnacle Entertainment, Inc.*	82,726	2,671,223
Potbelly Corp.*(a)	116,190	1,405,899
Regis Corp.*	137,792	2,193,649
Ruth's Hospitality Group, Inc.	80,557	1,909,201
SkyWest, Inc.	47,144	2,628,278
Weis Markets, Inc.(a)	27,065	1,076,104

Total Consumer Services		48,741,433

Financials — 29.5%
Allegiance Bancshares, Inc.*	43,406	1,753,602
Argo Group International Holdings Ltd.	23,820	1,460,166
Ashford Hospitality Trust, Inc.	253,545	1,632,830
Baldwin & Lyons, Inc., Class B	66,048	1,519,104
Banc of California, Inc.(a)	78,022	1,537,033
Berkshire Hills Bancorp, Inc.	44,795	1,699,970
Cathay General Bancorp	42,851	1,874,303
Chesapeake Lodging Trust	67,407	1,844,930
ConnectOne Bancorp, Inc.	66,595	1,941,244
Cowen, Inc.*(a)	108,042	1,399,144
DiamondRock Hospitality Co.	144,849	1,703,424
Employers Holdings, Inc.	42,547	1,803,993
Enterprise Financial Services Corp.	38,097	1,853,419
ePlus, Inc.*	23,907	1,845,620
Essent Group Ltd.*	44,661	2,077,630
Evercore, Inc., Class A	20,725	2,083,899
Federated National Holding Co.	92,659	1,374,133
Financial Institutions, Inc.	49,019	1,526,942
First BanCorp*	285,837	1,715,022
First Commonwealth Financial Corp.	121,810	1,762,591
First Defiance Financial Corp.	32,629	1,812,867
First Financial Corp.	35,098	1,625,037
First Foundation, Inc.*	104,130	2,025,328
First Interstate BancSystem, Inc., Class A	40,733	1,704,676
First Merchants Corp.	41,069	1,772,538
First Midwest Bancorp, Inc.	68,210	1,695,701
Flagstar Bancorp, Inc.*	57,300	2,134,425
GAIN Capital Holdings, Inc.(a)	193,887	1,415,375
Great Southern Bancorp, Inc.	31,968	1,622,376
Green Bancorp, Inc.*	90,725	2,163,791
Green Dot Corp., Class A*	48,419	2,966,148
Hancock Holding Co.	35,468	1,904,632
HCI Group, Inc.(a)	35,447	1,238,873
Heartland Financial USA, Inc.	32,379	1,720,944
Heritage Financial Corp.	65,457	2,016,076
Hilltop Holdings, Inc.	58,795	1,539,841
HomeTrust Bancshares, Inc.*	68,737	1,742,483
Houlihan Lokey, Inc.	46,869	2,235,651
IBERIABANK Corp.	20,413	1,724,898
Infinity Property & Casualty Corp.	16,913	1,712,441
Kemper Corp.	40,475	2,624,804
Maiden Holdings Ltd.	115,357	813,267
Mercantile Bank Corp.	46,959	1,638,400
Meta Financial Group, Inc.	18,260	2,136,420
National Commerce Corp.*	44,132	2,001,386
National General Holdings Corp.	67,975	1,360,859
NMI Holdings, Inc., Class A*	141,675	2,599,736
Peapack Gladstone Financial Corp.	54,573	1,938,433
PennyMac Financial Services, Inc., Class A*	94,719	2,102,762
Peoples Bancorp, Inc.	51,017	1,816,715
PHH Corp.*	126,862	1,137,952
QCR Holdings, Inc.	38,137	1,672,307
Radian Group, Inc.	89,912	1,984,358
Renasant Corp.	40,696	1,752,777
RMR Group, Inc. (The), Class A	32,635	2,113,116

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Selective Insurance Group, Inc.	34,242	$1,994,597
Simmons First National Corp., Class A	29,282	1,723,246
State Auto Financial Corp.	58,833	1,751,458
State Bank Financial Corp.	61,845	1,886,891
Summit Hotel Properties, Inc.	101,058	1,565,388
TCF Financial Corp.	94,897	2,035,541
Third Point Reinsurance Ltd.*	133,467	1,901,905
TriCo Bancshares	45,443	1,680,482
TriState Capital Holdings, Inc.*	69,164	1,663,394
United Insurance Holdings Corp.	101,258	1,956,305
Walker & Dunlop, Inc.*	38,738	1,799,380
Wintrust Financial Corp.	23,353	2,006,023

Total Financials		120,841,002

Health Care — 3.2%
Ardelyx, Inc.*(a)	127,670	925,607
Atara Biotherapeutics, Inc.*(a)	78,592	2,970,778
BioTime, Inc.*(a)	468,134	1,362,270
Civitas Solutions, Inc.*	88,019	1,544,733
Community Health Systems, Inc.*(a)	182,088	1,028,797
Enzo Biochem, Inc.*	192,967	1,420,237
Quorum Health Corp.*	296,886	1,831,787
Select Medical Holdings Corp.*	120,985	2,141,435

Total Health Care		13,225,644

Industrials — 24.5%
AAR Corp.	48,013	1,943,086
ABM Industries, Inc.	37,039	1,408,593
Anixter International, Inc.*	20,366	1,704,634
Armstrong Flooring, Inc.*	87,689	1,358,303
Beacon Roofing Supply, Inc.*	32,866	1,988,393
Benchmark Electronics, Inc.*	50,786	1,470,255
BMC Stock Holdings, Inc.*	71,459	1,600,682
Builders FirstSource, Inc.*	108,397	2,321,864
CBIZ, Inc.*	119,206	1,966,899
CECO Environmental Corp.	153,677	696,157
Continental Building Products, Inc.*	65,926	1,875,595
Convergys Corp.	76,356	1,776,804
Engility Holdings, Inc.*	55,820	1,460,251
Greenbrier Cos., Inc. (The)	37,483	1,879,772
Greif, Inc., Class A	29,311	1,732,866
Hackett Group, Inc. (The)	82,869	1,326,733
Heidrick & Struggles International, Inc.	61,302	1,618,373
Hub Group, Inc., Class A*	34,798	1,672,044
Hyster-Yale Materials Handling, Inc.	28,645	2,425,945
ICF International, Inc.*	39,096	2,075,998
IES Holdings, Inc.*	89,228	1,561,490
InnerWorkings, Inc.*	162,146	1,623,081
Insperity, Inc.	37,059	2,269,864
Kadant, Inc.	27,216	2,728,404
Kelly Services, Inc., Class A	73,894	2,091,939
Kforce, Inc.	68,001	1,764,626
Kimball Electronics, Inc.*	95,279	1,762,661
KMG Chemicals, Inc.	35,051	2,129,348
Matrix Service Co.*	97,876	1,751,980
Milacron Holdings Corp.*	86,797	1,646,539
Moog, Inc., Class A*	23,991	2,160,629
MRC Global, Inc.*(a)	88,106	1,584,146
NCI Building Systems, Inc.*	94,164	1,737,326
Plexus Corp.*	27,931	1,668,877
Ply Gem Holdings, Inc.*	81,988	1,758,643
Quad/Graphics, Inc.	63,986	1,415,370
Quanex Building Products Corp.	79,755	1,650,928
Roadrunner Transportation Systems, Inc.*	235,101	1,309,513
Rogers Corp.*	18,820	3,101,160
Rush Enterprises, Inc., Class A*	48,817	2,638,559
Sanmina Corp.*	39,789	1,040,482
SP Plus Corp.*	47,859	1,844,964

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Spartan Motors, Inc.	201,888	$2,705,299
SPX FLOW, Inc.*	46,524	2,157,318
Sykes Enterprises, Inc.*	54,948	1,704,487
Terex Corp.	51,426	2,418,051
Tredegar Corp.	92,031	1,688,769
TrueBlue, Inc.*	59,055	1,615,154
TTM Technologies, Inc.*	100,126	1,651,078
Tutor Perini Corp.*(a)	50,786	1,256,954
Univar, Inc.*	52,687	1,573,234
Vectrus, Inc.*	72,264	2,196,826
Viad Corp.	35,744	2,030,259
Wabash National Corp.	78,056	2,016,186
WESCO International, Inc.*	23,223	1,582,647

Total Industrials		100,140,038

Technology — 8.7%
Advanced Energy Industries, Inc.*	23,553	1,675,325
Amkor Technology, Inc.*	139,355	1,401,911
Axcelis Technologies, Inc.*	85,894	2,224,655
Blucora, Inc.*	93,343	2,277,569
CACI International, Inc., Class A*	13,769	1,935,233
Cohu, Inc.	87,490	1,992,147
Comtech Telecommunications Corp.	109,570	2,369,999
DHI Group, Inc.*	408,865	735,957
Diodes, Inc.*	67,151	1,892,987
Entegris, Inc.	69,030	2,246,926
FormFactor, Inc.*	136,288	1,955,733
Insight Enterprises, Inc.*	39,305	1,459,002
MobileIron, Inc.*	371,269	1,670,711
Nanometrics, Inc.*	53,027	1,313,479
PC Connection, Inc.	54,906	1,438,537
Rudolph Technologies, Inc.*	72,091	1,888,784
ScanSource, Inc.*	41,135	1,406,817
Super Micro Computer, Inc.*	63,708	1,454,135
Synaptics, Inc.*(a)	32,629	1,414,141
Tech Data Corp.*	17,201	1,724,744
Unisys Corp.*(a)	115,786	1,030,495

Total Technology		35,509,287

Telecommunications — 0.3%
IDT Corp., Class B*	126,980	1,380,273

Utilities — 0.9%
Chesapeake Utilities Corp.	23,329	1,714,681
SJW Group	33,577	2,009,248

Total Utilities		3,723,929

Total Common Stocks
(Cost $381,707,859)		408,911,297

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(b)
(Cost $221,809)	221,809	221,809

Investment of Cash Collateral For Securities Loaned — 3.5%
Money Market Fund — 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.22%(b)
(Cost $14,321,672)	14,321,672	14,321,672

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

January 31, 2018 (unaudited)

Value
Total Investments — 103.5%
(Cost $396,251,340)	$423,454,778
Other Assets and Liabilities, Net — (3.5)%	(14,329,939)
Net Assets — 100.0%	$409,124,839

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $23,261,196; total market value of collateral held by the Fund was $24,699,109. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,377,437.
(b)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

1

Schedules of Investments ─ IQ Chaikin U.S Small Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$408,911,297	$–	$–	$408,911,297
Short-Term Investment:
Money Market Fund	221,809	–	–	221,809
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	14,321,672	–	–	14,321,672
Total Investments in Securities	$423,454,778	$–	$–	$423,454,778

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF

January 31, 2018 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 1.8%
Nucor Corp.	27,840	$1,864,166

Consumer Goods — 6.7%
Archer-Daniels-Midland Co.	36,160	1,553,072
General Motors Co.	47,069	1,996,196
Kimberly-Clark Corp.	12,640	1,478,880
Stanley Black & Decker, Inc.	12,560	2,087,849

Total Consumer Goods		7,115,997

Consumer Services — 7.8%
Carnival Corp.	28,240	2,022,266
Lowe's Cos., Inc.	20,240	2,119,735
Royal Caribbean Cruises Ltd.	16,960	2,265,008
Southwest Airlines Co.	30,960	1,882,368

Total Consumer Services		8,289,377

Financials — 39.7%
Aflac, Inc.	22,960	2,025,072
Allstate Corp. (The)	20,400	2,014,908
Ameriprise Financial, Inc.	12,800	2,159,360
Bank of America Corp.	70,523	2,256,736
Bank of New York Mellon Corp. (The)	35,200	1,995,840
Chubb Ltd.	12,240	1,911,276
Citigroup, Inc.	27,760	2,178,605
Goldman Sachs Group, Inc. (The)	7,200	1,928,808
Hartford Financial Services Group, Inc. (The)	34,640	2,035,446
Intercontinental Exchange, Inc.	27,760	2,049,798
JPMorgan Chase & Co.	18,960	2,193,103
Moody's Corp.	14,880	2,407,435
Morgan Stanley	38,829	2,195,780
Northern Trust Corp.	19,200	2,023,488
PNC Financial Services Group, Inc. (The)	13,840	2,186,997
Progressive Corp. (The)	42,509	2,299,737
Prudential Financial, Inc.	15,600	1,853,592
State Street Corp.	20,880	2,300,350
SunTrust Banks, Inc.	30,080	2,126,656
Travelers Cos., Inc. (The)	13,840	2,074,893

Total Financials		42,217,880

Health Care — 7.7%
Anthem, Inc.	10,080	2,498,328
Express Scripts Holding Co.*	25,200	1,995,336
HCA Healthcare, Inc.*	18,720	1,893,715
Mylan NV*	42,669	1,828,367

Total Health Care		8,215,746

Industrials — 15.0%
Accenture PLC, Class A	13,840	2,224,088
Agilent Technologies, Inc.	31,440	2,308,639
Cummins, Inc.	10,960	2,060,480
Fiserv, Inc.*	14,400	2,028,096
General Electric Co.	55,884	903,644
Honeywell International, Inc.	13,360	2,133,191
Ingersoll-Rand PLC	20,480	1,938,023
TE Connectivity Ltd.	22,320	2,288,470

Total Industrials		15,884,631

Oil & Gas — 4.1%
ConocoPhillips	33,360	1,961,902
Valero Energy Corp.	25,120	2,410,766

Total Oil & Gas		4,372,668

Technology — 14.0%
Applied Materials, Inc.	42,829	2,296,919
Cisco Systems, Inc.	49,229	2,044,973

	Shares	Value
Common Stocks (continued)
Technology (continued)
Cognizant Technology Solutions Corp., Class A	27,920	$2,177,202
Hewlett Packard Enterprise Co.	120,797	1,981,071
HP, Inc.	93,036	2,169,599
Oracle Corp.	37,280	1,923,275
Texas Instruments, Inc.	20,640	2,263,589

Total Technology		14,856,628

Utilities — 3.1%
DTE Energy Co.	16,320	1,724,045
Duke Energy Corp.	20,240	1,588,840

Total Utilities		3,312,885

Total Common Stocks
(Cost $103,496,833)		106,129,978

Short-Term Investment — 0.0%(a)

Money Market Fund — 0.0%(a)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 1.21%(b)
(Cost $48,385)	48,385	48,385

Total Investments — 99.9%
(Cost $103,545,218)		106,178,363
Other Assets and Liabilities, Net — 0.1%		51,487
Net Assets — 100.0%		$106,229,850

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at January 31, 2018.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks(c)	$106,129,978	$–	$–	$106,129,978
Short-Term Investment:
Money Market Fund	48,385	–	–	48,385
Total Investments in Securities	$106,178,363	$–	$–	$106,178,363

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.	FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

2.	OTHER AFFILIATED PARTIES AND TRANSACTIONS (unaudited)

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At January 31, 2018, affiliated transactions if any are listed at the end of the respective Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 27, 2018

* Print the name and title of each signing officer under his or her signature.